As filed with the U.S. Securities and Exchange Commission on March 28, 2003
File No. 33-33980
File No. 811-6067

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 38	☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 39	☒

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, 11th Floor,
Santa Monica CA	90401
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (310) 395-8005

Catherine L. Newell, Esquire, Vice President and Secretary
Dimensional Investment Group Inc.,
1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)
☒ on March 30, 2003 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

Title of Securities Being Registered:

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO
AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO
DFA INTERNATIONAL VALUE PORTFOLIO III
U.S. LARGE CAP VALUE PORTFOLIO III
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
U.S. SMALL CAP VALUE PORTFOLIO II
DFA INTERNATIONAL VALUE PORTFOLIO II
U.S. LARGE CAP VALUE PORTFOLIO II
DFA INTERNATIONAL VALUE PORTFOLIO IV
EMERGING MARKETS PORTFOLIO II
THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
U.S. LARGE COMPANY PORTFOLIO K
U.S. LARGE CAP VALUE PORTFOLIO K
U.S. SMALL XM VALUE PORTFOLIO K
U.S. SMALL CAP PORTFOLIO K
DFA INTERNATIONAL VALUE PORTFOLIO K
EMERGING MARKETS PORTFOLIO K
DFA ONE-YEAR FIXED INCOME PORTFOLIO K
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO K
U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO
DFA INTERNATIONAL SMALL COMPANY PORTFOLIO V
DFA EMERGING MARKETS PORTFOLIO V
DFA INTERNATIONAL VALUE PORTFOLIO

CONTENTS

This Post-Effective Amendment No. 38/39 to Registration File Nos. 33-33980/811-6067 includes the following:

1.        FACING PAGE (1)

2.        CONTENTS PAGE

3.        PART A — Prospectus relating to the Registrant’s AAM/DFA U.S. High Book to Market Portfolio, AAM/DFA Two-Year Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio series of shares

4.        PART A — Prospectus relating to the Registrant’s DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II series of shares

5.        PART A — Prospectus relating to Registrant’s U.S. Small Cap Value Portfolio II series of shares

6.        PART A — Prospectus relating to Registrant’s DFA International Value Portfolio II series of shares

7.        PART A — Prospectus relating to Registrant’s U.S. Large Cap Value Portfolio II series of shares

8.        PART A — Prospectus relating to Registrant’s DFA International Value Portfolio IV and Emerging Markets Portfolio II series of shares

9.        PART A — Prospectus relating to Registrant’s The DFA U.S. Small Cap Institutional Portfolio series of shares

10.      PART A - Prospectus relating to Registrant’s U.S. Large Company Portfolio K, U.S. Large Cap Value Portfolio K, U.S. Small XM Value Portfolio K, U.S. Small Cap Portfolio K, DFA International Value Portfolio K, Emerging Markets Portfolio K, DFA One-Year Fixed Income Portfolio K and DFA Two-Year Global Fixed Income Portfolio K series of shares

11.      PART A — Prospectus relating to Registrant’s U.S. Large Company Institutional Index Portfolio series of shares

12.      PART A — Prospectus relating to Registrant’s DFA International Small Company Portfolio V and DFA Emerging Markets Portfolio V series of shares

13.      PART A — Prospectus (1)

14.      PART B — Statement of Additional Information relating to the Registrant’s AAM/DFA U.S. High Book to Market Portfolio, AAM/DFA Two-Year Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio series of shares

15.      PART B — Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II series of shares

16.      PART B — Statement of Additional Information relating to the Registrant’s U.S. Small Cap Value Portfolio II series of shares

17.      PART B — Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio II series of shares

18.      PART B — Statement of Additional Information relating to the Registrant’s U.S. Large Cap Value Portfolio II series of shares

19.      PART B — Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio IV and Emerging Markets Portfolio II series of shares

20.      PART B — Statement of Additional Information relating to the Registrant’s The DFA U.S. Small Cap Institutional Portfolio series of shares

21.      PART B - Statement of Additional Information relating to the Registrant’s U.S. Large Company Portfolio K, U.S. Large Cap Value Portfolio K, U.S. Small XM Value Portfolio K, U.S. Small Cap Portfolio K, DFA International Value Portfolio K, Emerging Markets Portfolio K, DFA One-Year Fixed Income Portfolio K and DFA Two-Year Global Fixed Income Portfolio K series of shares

22.      PART B - Statement of Additional Information relating to the Registrant’s U.S. Large Company Institutional Index Portfolio series of shares

23.      PART B — Statement of Additional Information relating to the Registrant’s DFA International Small Company Portfolio V and Emerging Markets Portfolio V series of shares

24.      PART B — Statement of Additional Information (1)

25.      PART C — Other Information

26.      SIGNATURES

(1)       The Prospectus and Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio series of shares, dated March 30, 2003, are incorporated into this filing by reference to the electronic filing of 1933 Act/1940 Act Post-Effective Amendment Nos. 67/68 to the Registration Statement of DFA Investment Dimensions Group Inc., filed March 28, 2003 (File Nos. 2-73948/811-3258) pursuant to Rule 485(b) of the 1933 Act.

P R O S P E C T U S

March 30, 2003

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

The two investment companies described in this Prospectus (DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.) each offer a variety of investment portfolios. Each of the Portfolios described in this Prospectus has its own investment objective and policies, and is the equivalent of a separate mutual fund. AAM/DFA International High Book To Market Portfolio is offered by

DFA Investment Dimensions Group Inc. The other listed Portfolios are part of Dimensional

Investment Group Inc. The four Portfolios:  •  Are exclusively available to clients of Assante Asset Management Inc.  •  Do not charge sales commissions or “loads.”  •  Are designed for long-term investors.

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

(formerly, AAM/DFA Two-Year Corporate Fixed Income Portfolio)

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

Some Portfolios Have Special Structures: Certain Portfolios, called “Feeder Portfolios,” do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Feeder Portfolio might encounter operational or other complications.

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for each non-Feeder Portfolio and all Master Funds. (A Feeder Portfolio does not need an investment manager.) Assante Asset Management Inc. provides shareholders with client services such as performance reporting.

Equity Investment Approach:

F    Market capitalization means the number of shares of a company’s stock outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks so the portfolio is generally market capitalization weighted.

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Setting a maturity range.

2.      Implementing the Advisor’s quality and eligibility guidelines.

3.      Purchasing securities with a view to maximizing returns.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios or Master Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money. Fixed Income portfolios are particularly sensitive to changing interest rates.

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Investment Objectives, Strategies and Risks

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

F    AAM/DFA International High Book To Market Portfolio’s foreign currency risks generally are not hedged.

Equity Portfolios:

AAM/DFA U.S. High Book to Market Portfolio

•       Investment Objective: Long-term capital appreciation.

•       Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large United States companies on a market capitalization weighted basis.

AAM/DFA International High Book to Market Portfolio

•       Investment Objective: Long-term capital appreciation.

•       Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Master Fund in which the Portfolio invests generally does not hedge foreign currency risk.

Fixed Income Portfolios:

AAM/DFA Two-Year Fixed Income Portfolio (formerly, AAM/DFA Two-Year Corporate Fixed Income Portfolio)

•       Investment Objective: Maximize total returns consistent with the preservation of capital.

•       Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of high quality, U.S. issued, dollar-denominated fixed income securities with maturities of no more than two years. These fixed income securities may include securities of the U.S. government and its agencies, domestic and foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio intends to concentrate investments in the banking industry in certain cases.

Risk of Banking Concentration: Focus on the banking industry would link the performance of the AAM/DFA Two Year Fixed Income Portfolio to changes in performance of the banking industry generally.

AAM/DFA Two-Year Government Portfolio

•       Investment Objective: Maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies consistent with preservation of capital.

•       Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in two years or less. The Portfolio may also enter into repurchase agreements backed by U.S. government securities.

Other Risks
Securities Lending:

Non-Feeder Portfolios and Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

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Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year, and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.

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FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolios.

        Shareholder Fees (fees paid directly from your investment): None*

*	Most shares of the Portfolios that will be purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2002.

Annual Fund Operating Expenses (as a percentage of average net assets)
AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO(1)(2)
Management Fee	0.11%
Other Expenses	0.25%

Total Operating Expenses	0.36%

AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO(1)(2)
Management Fee	0.21%
Other Expenses	0.33%

Total Operating Expenses	0.54%

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO(2)
Management Fee	0.15%
Other Expenses	0.20%

Total Operating Expenses	0.35%

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO(2)
Management Fee	0.15%
Other Expenses	0.20%

Total Operating Expenses	0.35%

(1)	Feeder Portfolio. The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Feeder Portfolio and the Master Fund.

(2)	“Other Expenses” include a client services fee payable to Assante Asset Management, Inc. (“AAM”) of 0.15%, 0.19%, 0.08% and 0.08% by the AAM/DFA U.S. High Book to Market Portfolio, the AAM/DFA International High Book to Market Portfolio, the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio, respectively.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and current reimbursement fees may apply. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
AAM/DFA U.S. High Book to Market Portfolio	$37	$116	$202	$456
AAM/DFA International High Book to Market Portfolio	$55	$173	$302	$677
AAM/DFA Two-Year Fixed Income Portfolio	$36	$113	$197	$443
AAM/DFA Two-Year Government Portfolio	$36	$113	$197	$443

With respect to the Feeder Portfolios, the table summarizes the aggregate estimated annual operating expenses of both the Portfolios and the Master Funds in which the Portfolios invests.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, the following Master Funds received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The U.S. Large Cap Value Series	$219,000	0.01%
The DFA International Value Series	$1,291,000	0.11%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor”) provides each Portfolio with administrative services and also serves as investment advisor to the non-Feeder Portfolios and the Master Funds. Assante Asset Management, Inc. (“AAM”) serves as client service agent to each Portfolio. (See “MANAGEMENT OF THE FUNDS.”)

Dividend Policy

The AAM/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios distribute dividends from their net investment income quarterly. The AAM/DFA International High Book to Market Portfolio distributes dividends from net investment income annually. Each of the Portfolios will distribute any realized net capital gains annually after the end of the fiscal year. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of the shares of each Feeder Portfolio will fluctuate in relation to the investment experience of the Master Fund in which it invests. The value of the shares of each non-Feeder Portfolio will fluctuate in relation to its own investment experience. The redemption price of a share of each Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES” and “REDEMPTION OF SHARES.”)

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INVESTMENT OBJECTIVES AND POLICIES—EQUITY PORTFOLIOS

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Investment Objective and Policies

The investment objective of the AAM/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The U.S. Large Cap Value Series seeks to achieve its objective by investing in common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

Portfolio Construction

Ordinarily, the U.S. Large Cap Value Series invests in the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of large cap companies whose stock is eligible for investment by the U.S. Large Cap Value Series. As of December 31, 2002, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1396 million or above. This dollar amount may change due to market conditions. The U.S. Large Cap Value Series may invest in futures contracts and options on futures contracts. To the extent that the U.S. Large Cap Value Series invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of U.S. companies. If the U.S. Large Cap Value Series changes this investment policy, AAM/DFA U.S. High Book to Market Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The total market capitalization range, and the value criteria used by the Advisor for the U.S. Large Cap Value Series, as described above, generally apply at the time of purchase by the U.S. Large Cap Value Series. The U.S. Large Cap Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “EQUITY PORTFOLIOS” in this prospectus.

AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Investment Objective and Policies

The investment objective of AAM/DFA International High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The DFA International Value Series (the “International Value Series”) of the Trust, which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are

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considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a book to market ratio). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The International Value Series intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the International Value Series may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Series’ asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Under normal market conditions, the International Value Series’ intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that it invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if, as a result, more than 5% of its net assets would then consist of initial margin deposits required to establish such positions.

As of the date of this prospectus, the International Value Series intends to invest in companies having at least $800 million of market capitalization, and the Series intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor may reset such floor from time to time to reflect changing market conditions. The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of companies within each country. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

EQUITY PORTFOLIOS

With respect to the Equity Portfolios and the Master Funds in which such Portfolios invest, investments will generally be made in eligible securities on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

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INVESTMENT OBJECTIVES AND POLICIES—FIXED INCOME PORTFOLIOS

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

The investment objective of AAM/DFA Two-Year Fixed Income Portfolio (formerly, the AAM/DFA Two-Year Corporate Fixed Income Portfolio) is to maximize total returns consistent with the preservation of capital. This objective will be pursued by investing in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. As a non-fundamental policy, under normal circumstances, the AAM/DFA Two-Year Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If the AAM/ DFA Two-Year Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The AAM/DFA Two-Year Fixed Income Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See “Investments in the Banking Industry.”) The AAM/DFA Two-Year Fixed Income Portfolio may invest in futures contracts and options on futures contracts. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

The investment objective of the AAM/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies consistent with the preservation of capital. Generally, this objective will be pursued by acquiring U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. As a non-fundamental policy, under normal circumstances, the AAM/DFA Two-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within two years from the date of settlement. If the AAM/DFA Two-Year Government Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio may invest in futures contracts and options on futures contracts. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

Description of Investments

The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios:

Permissible Categories
AAM/DFA Two-Year Fixed Income Portfolio	1-7
AAM/DFA Two-Year Government Portfolio	1, 2, 6

1.    U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including Fannie Mae (formerly, the Federal National Mortgage Association), Federal Home Loan Bank and the Federal Housing Administration.

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3.    Corporate Debt Obligations—Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Rating Group, a Division of The McGraw-Hill Companies (“S&P”) and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4.    Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will be acquired only if the bank has assets in excess of $1,000,000,000.

5.    Commercial Paper—Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P, and having a maximum maturity of nine months.

6.    Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. The Portfolios will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

The categories of investments that may be acquired by the AAM/DFA Two-Year Fixed Income and AAM/DFA Two-Year Government Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

The AAM/DFA Two-Year Fixed Income Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. This policy can only be changed by a vote of the shareholders of the Portfolio. Banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the AAM/DFA Two-Year Fixed Income Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, the AAM/DFA Two-Year Fixed Income Portfolio is not concentrating its investments in the banking industry.

The types of bank and bank holding company obligations in which the AAM/DFA Two-Year Fixed Income Portfolio may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio’s established credit rating criteria as stated under “Description of Investments.” In addition, the AAM/DFA Two-Year Fixed Income Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

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Portfolio Strategy

The AAM/DFA Two-Year Fixed Income Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the AAM/DFA Two-Year Fixed Income Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

The Fixed Income Portfolios are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the AAM/DFA Two-Year Fixed Income Portfolio could be 0% to 200%, and the AAM/DFA Two-Year Government Portfolio could be 100% to 500%. Taxable distributions ordinarily increase with trading activity. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of the AAM/DFA Two-Year Fixed Income Portfolio or the AAM/DFA Two-Year Government Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING—EQUITY PORTFOLIOS

The portfolio structures of the Master Funds in which the Equity Portfolios invest involve market capitalization weighting. That is, their investment portfolios are structured by basing the amount of each security purchased on the issuer’s relative market capitalization with a view to achieving a reasonable reflection of the relative market capitalizations in accordance with their investment objectives and strategies. Deviation from strict market capitalization weighting may occur for several reasons. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See “PURCHASE OF SHARES—In Kind Purchases.”) While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies with high book to market ratios whose stock is eligible for investment by each portfolio. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased. Additional investments generally will not be made in securities which have depreciated in value sufficiently that they are not then considered by the Advisor to be large companies. This may result in further deviation from

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strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio’s holdings decrease in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

SECURITIES LOANS

The Portfolios and Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Portfolios or Master Funds may earn additional income from lending securities, such activity is incidental to their investment objectives. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of each Portfolio’s or Master Fund’s total assets. In connection with such loans, the Portfolio or the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolio or the Master Fund will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, a Portfolio or Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Although each Feeder Fund is authorized to lend its portfolio securities, as long as it only holds shares of its Master Fund, it will not do so.

MANAGEMENT OF THE FUNDS

The Advisor serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each Master Fund. As such, it is responsible for the management of their respective assets. Investment decisions for all non-Feeder Portfolios and Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides all non-Feeder Portfolios and Master Funds with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2002, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $32 billion.

The DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a “Fund,” and collectively the “Funds”) and the Trust bear all of their own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. Expenses of a Fund which are not allocable to a particular Portfolio are borne by each Portfolio of that Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund of the Trust on the basis of its relative net assets.

Consulting Services—International Value Series

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively. Pursuant to the terms of each Consulting

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Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the International Value Series. The Advisor controls DFAL and DFA Australia.

Client Service Agent—All Portfolios

Pursuant to a Client Service Agent Agreement with each Portfolio, AAM performs various services for the Portfolios. These services include establishment of a toll-free telephone number for shareholders of each Portfolio to use to obtain or receive up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Portfolio; and providing shareholders with such information regarding the operations and affairs of each Portfolio, and their investment in its shares, as the shareholders or the applicable Board of Directors may reasonably request.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the AAM/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios distribute dividends from their net investment income quarterly (on a calendar basis). The AAM/DFA International High Book to Market Portfolio distributes dividends from net investment income annually. Each of the Portfolios will distribute any realized net capital gains annually after the end of the fiscal year. Each Portfolio is treated as a separate corporation for federal tax purposes.

Whether paid in cash or additional shares and regardless of the length of time a Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually as to the federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

Shareholders of each Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). With the exception of AAM/DFA International High Book to Market Portfolio, upon written notice to the Advisor, shareholders of the remaining Portfolios may select one of the following options:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Certain investments by the Portfolios (or their corresponding Master Fund) may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from a Portfolio may be eligible for the dividends received deduction.

Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio’s shares, held

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for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Since virtually all of the net investment income from the Fixed Income Portfolios is expected to arise from earned interest, it is not expected that either of the Portfolios’ distributions will be eligible for the dividends received deduction for corporations. Similarly, it is anticipated that either none or only a small portion of the distributions made by the AAM/DFA International High Book to Market Portfolio will qualify for the corporate dividends received deduction because of such Portfolios’ investment (through its Master Fund) in foreign equity securities. The portion of dividends paid by the AAM/DFA U.S. High Book to Market Portfolio from net investment income that is eligible for the corporate dividends received deduction depends primarily on the Portfolio’s pro rata share of the aggregate qualifying dividend income received by its Master Fund from domestic (U.S.) sources.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of Portfolio shares. With regard to the Fixed Income Portfolios, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

For calendar year 2003, a Portfolio is required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. The withholding rate is 29% for calendar years 2004 and 2005. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

PURCHASE OF SHARES

Only clients of AAM are eligible to purchase shares of the Portfolios. Investors should first contact AAM at (800) 366-7266, ext. 7, to notify AAM of the proposed investment.

Most shares of the Portfolios that will be purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of AAM may also be subject to investment advisory fees under their own arrangements with AAM.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of a Portfolio can disrupt investment portfolio strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolios may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolios believe are made on behalf of market timers. The Portfolios and their agents reserve the right to reject any purchase request by any investor indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolios. Purchases made through exchanges between Portfolios are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolios may impose further restrictions on trading activities by market timers in the future.

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In-Kind Purchases

If accepted by the applicable Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by such Portfolio (or its corresponding Master Fund) or otherwise represented in its portfolio as described in this prospectus. Shares of the AAM/DFA International High Book to Market Portfolio may also be purchased in exchange for local currencies in which securities owned by its corresponding Master Fund are denominated. Securities and local currencies accepted by a Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or its corresponding Master Fund) whose shares are being acquired and must be delivered to the applicable Fund by the investor upon receipt from the issuer.

The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio (or its corresponding Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Master Fund) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the applicable Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Portfolio (or Master Fund) may not exceed 5% of the net assets of the Portfolio (or Master Fund) immediately after the transaction. The Funds will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

The net asset value per share of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio or Master Fund. The value of the shares of each non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of each Feeder Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by a Portfolio or Master Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, a Portfolio or Master Fund values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the respective Board of Directors or Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and the Master Funds may differ from quoted or published prices for the same securities. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued

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according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Securities held by the Fixed Income Portfolios may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors.

The net asset value per share of The International Value Series (in which the AAM/DFA International High Book to Market Portfolio invests all of its assets) is expressed in U.S. dollars by translating the net assets using the mean price for the dollar as quoted by generally recognized reliable sources. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by The International Value Series are determined as of such times for the purpose of computing the net asset value of the International Value Series (and the AAM/DFA International High Book to Market Portfolio). If events which materially affect the value of the foreign investments occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above. Since the International Value Series owns securities that are primarily listed on foreign exchanges which may trade on days when the AAM/DFA International High Book to Market Portfolio and International Value Series do not price their shares, the net asset value of the International Value Series and AAM/DFA International High Book to Market Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Provided that AAM has received the investor’s investment instructions in good order and the Custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the order by PFPC Inc. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Portfolio arising out of such cancellation. The Funds reserve the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss and may prohibit or restrict the manner in which such purchaser may place further orders.

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost (“reimbursement fee”). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios and the corresponding Master Funds. Any such charges will be described in the prospectus.

EXCHANGE OF SHARES

An investor may exchange shares of one Portfolio for those of another Portfolio described in this prospectus or another portfolio of the Funds, by first contacting AAM and completing the documentation required by AAM and the Advisor.

The minimum amount for an exchange into a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”) is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors should contact AAM for a list of those portfolios of DFAIDG that accept exchanges.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered

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owners of the shares; and (if no authorized signatures for the account are on file) a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the shares of the portfolio being acquired may be issued in compliance with the securities laws of the investor’s state of residence.

There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, the investor could realize a taxable gain or loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to AAM in the form required by AAM. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Funds reserve the right to redeem a shareholder’s account if the value of the shares in a specific account is $500 or less because of redemptions by the shareholder. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio being redeemed (or its corresponding Master Fund) in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The AAM/DFA International High Book to Market Portfolio also reserves the right to redeem its shares in the currencies in which the International Value Series’ investments are denominated. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions and the value of foreign securities or currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

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The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Feeder Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the annual reports which are available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	AAM/DFA U.S. High Book to Market Portfolio
	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999	Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$11.17	$12.14	$13.82	$13.99	$13.12

Income From Investment Operations
Net Investment Income (Loss)	0.12	0.25	0.22	0.24	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.98)	0.90	0.12	0.35	1.27

Total from Investment Operations	(0.86)	1.15	0.34	0.59	1.48

Less Distributions
Net Investment Income	(0.13)	(0.25)	(0.21)	(0.25)	(0.21)
Net Realized Gains	(1.44)	(1.87)	(1.81)	(0.51)	(0.40)

Total Distributions	(1.57)	(2.12)	(2.02)	(0.76)	(0.61)

Net Asset Value, End of Period	$8.74	$11.17	$12.14	$13.82	$13.99

Total Return	(8.86)%	10.74%	2.82%	4.44%	11.78%
Net Assets, End of Period (thousands)	$71,336	$99,247	$130,007	$118,923	$145,278
Ratio of Expenses to Average Net Assets(1)	0.36%	0.36%	0.37%	0.35%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.53%	1.92%	1.56%	1.54%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	9%	6%	26%	43%	25%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	AAM/DFA International High Book to Market Portfolio
	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999	Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$11.35	$14.47	$15.29	$13.86	$12.84

Income From Investment Operations
Net Investment Income (Loss)	0.30	0.32	0.30	0.35	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.90)	(1.68)	(0.39)	1.42	1.21

Total from Investment Operations	(0.60)	(1.36)	(0.09)	1.77	1.51

Less Distributions
Net Investment Income	(0.34)	(0.33)	(0.32)	(0.29)	(0.27)
Net Realized Gains	(0.80)	(1.43)	(0.41)	(0.05)	(0.22)

Total Distributions	(1.14)	(1.76)	(0.73)	(0.34)	(0.49)

Net Asset Value, End of Period	$9.61	$11.35	$14.47	$15.29	$13.86

Total Return	(5.76)%	(10.97)%	(0.75)%	13.03%	12.28%
Net Assets, End of Period (thousands)	$89,140	$141,058	$209,123	$259,693	$286,790
Ratio of Expenses to Average Net Assets(1)	0.54%	0.52%	0.52%	0.50%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.14%	1.85%	2.20%	2.10%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	18%	6%	9%	6%	15%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	AAM/DFA Two-Year Fixed Income Portfolio (formerly, AAM/DFA Two-Year Corporate Fixed Income Portfolio)
	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999	Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$10.25	$10.15	$10.09	$10.19	$10.23

Income From Investment Operations
Net Investment Income (Loss)	0.32	0.47	0.58	0.51	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	0.18	0.16	0.03	(0.07)	—

Total from Investment Operations	0.50	0.63	0.61	0.44	0.55

Less Distributions
Net Investment Income	(0.35)	(0.53)	(0.55)	(0.52)	(0.59)
Net Realized Gains	—	—	—	(0.02)	—

Total Distributions	0.35	(0.53)	(0.55)	(0.54)	(0.59)

Net Asset Value, End of Period	$10.40	$10.25	$10.15	$10.09	$10.19

Total Return	4.95%	6.46%	6.29%	4.42%	5.64%
Net Assets, End of Period (thousands)	$82,184	$105,656	$119,602	$138,612	$158,586
Ratio of Expenses to Average Net Assets	0.35%	0.35%	0.34%	0.33%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.09%	4.63%	5.72%	5.00%	5.43%
Portfolio Turnover Rate	131%	58%	24%	46%	16%

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	AAM/DFA Two-Year Government Portfolio
	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999	Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$10.37	$10.13	$10.05	$10.19	$10.20

Income From Investment Operations
Net Investment Income (Loss)	0.31	0.47	0.58	0.49	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	0.29	0.03	(0.07)	0.02

Total from Investment Operations	0.47	0.76	0.61	0.42	0.55

Less Distributions
Net Investment Income	(0.34)	(0.52)	(0.53)	(0.52)	(0.55)
Net Realized Gains	(0.04)	—	—	(0.04)	(0.01)

Total Distributions	(0.38)	(0.52)	(0.53)	(0.56)	(0.56)

Net Asset Value, End of Period	$10.46	$10.37	$10.13	$10.05	$10.19

Total Return	4.73%	7.79%	6.23%	4.19%	5.54%
Net Assets, End of Period (thousands)	$85,609	$108,422	$122,341	$114,742	$127,486
Ratio of Expenses to Average Net Assets	0.35%	0.34%	0.34%	0.34%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.88%	4.57%	5.82%	4.86%	5.17%
Portfolio Turnover Rate	165%	113%	90%	64%	70%

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Client Service Agent ASSANTE ASSET MANAGEMENT, INC. 1190 Saratoga Avenue, Suite 200 San Jose, CA 95129 Tel. No. (800) 366-7266

Custodian—Domestic PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809	Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005

Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accountants

PRICEWATERHOUSECOOPERS LLP

200 East Las Olas Boulevard

Suite 1700

Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Funds and their Portfolios in the Funds’ Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials about the Funds:

•	Clients of Assante Asset Management, Inc. (AAM) should call (800) 366-7266 ext. 7.

•	If you are an AAM client, call that firm toll-free at (800) 366-7266 to request free copies. Additional materials describing the Funds and Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access current prospectuses on our website at http://www.dfafunds.com.

•	Access them on the EDGAR database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Client Service Agent:
Dimensional Fund Advisors Inc.	Assante Asset Management Inc.
1299 Ocean Avenue, 11th Floor	1190 Saratoga Avenue, Suite 200
Santa Monica, CA 90401	San Jose, CA 95129
(310) 395-8005	(800) 366-7266

DFA Investment Dimensions Group Inc. (AAM/DFA International High Book to Market Portfolio)—Registration No. 811-3258

Dimensional Investment Group Inc. (all other Portfolios)—Registration No. 811-6067

RRD033103-003

P R O S P E C T U S

March 30, 2003

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios.

Each Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients of registered investment advisers.  •  Is designed for long-term investors.

•  Do not charge sales commissions or “loads.”

DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolios Have Special Structures: The Portfolios are “Feeder Portfolios”— portfolios that do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Funds. (A Feeder Portfolio does not need an investment manager.)
Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

F    Market capitalization means the number of shares of a company’s stock outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks so the portfolio is generally market capitalization weighted.

The U.S. Large Cap Value Portfolio III and the Tax-Managed U.S. Marketwide Value Portfolio II use a market capitalization segmentation approach. Broadly speaking, this technique involves:

1.      Creating an initial universe of securities based on total market capitalization.

2.      Indentifying a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Generally, considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

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For example, the Master Fund of the U.S. Large Cap Value Portfolio III generally buys stocks whose market capitalizations are in the highest 90% of total market capitalization.
F Shareholders of the Tax-Managed U.S. Marketwide Value Portfolio II may save on taxes while they hold their shares. However, they will still have to pay taxes if they sell their shares at a profit.

Tax Managed Portfolio Strategies:

The Advisor’s tax management strategies are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities of the Master Fund in which the Tax-Managed U.S. Marketwide Value Portfolio II invests with the goals of:

1.      Delaying the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated).

2.      Maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

3.      Reducing dividends.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Master Funds that own them, and, in turn, the Portfolios to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money.

Investment Objectives, Strategies and Risks
F DFA International Value Portfolio III’s foreign currency risks generally are not hedged.

DFA International Value Portfolio III

•     Investment Objective: Long-term capital appreciation.

•     Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Master Fund in which the Portfolio invests generally does not hedge foreign currency risk.

F “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F In selecting value stocks, the Advisor primarily considers price relative to book value.

U.S. Large Cap Value Portfolio III

Tax-Managed U.S. Marketwide Value Portfolio II

•     Investment Objectives:

–U.S. Large Cap Value Portfolio III: Long-term capital appreciation.

–Tax-Managed U.S. Marketwide Value Portfolio II: Long-term capital appreciation while   minimizing federal income taxes on returns.

•     Investment Strategy (each Portfolio): Purchase shares of a Master Fund that buys value stocks of United States companies on a market capitalization weighted basis.

2

•       How the Portfolios Differ: The Portfolios focus on different parts of the value stocks universe:

–U.S. Large Cap Value Portfolio III — Large capitalization stocks.

–Tax-Managed U.S. Marketwide Value Portfolio II — The full universe of stocks.

Only the Tax-Managed U.S. Marketwide Value Portfolio II employs the Advisor’s tax management strategies.

Small Company Risk (Tax-Managed U.S. Marketwide Value Portfolio II): Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Other Risks

Tax Management:

The tax-management strategies may alter investment decisions and affect the Portfolio holdings, when compared to those of non-tax managed mutual funds. The Advisor anticipates that performance of the Tax-Managed U.S. Marketwide Value Portfolio II may deviate from that of non-tax managed mutual funds.

Securities Lending:

The Master Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Value Stocks:

Compared to other stocks, value stocks sell for low prices relative to their earnings dividends or book value. In selecting value stocks, the Advisor primarily considers price relative to book value.

3

Risk and Return Bar Charts and Tables

The Bar Charts and Tables below illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.

4

5

FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolios that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2002.

DFA INTERNATIONAL VALUE PORTFOLIO III
Management Fee	0.21%
Other Expenses	0.14%

Total Annual Operating Expenses	0.35%

U.S. LARGE CAP VALUE PORTFOLIO III
Management Fee	0.11%
Other Expenses	0.08%

Total Annual Operating Expenses	0.19%

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
Management Fee	0.20%
Other Expenses	0.10%

Total Annual Operating Expenses	0.30%

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

6

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
DFA International Value Portfolio III	$36	$113	$197	$443
U.S. Large Cap Value Portfolio III	$19	$61	$107	$243
Tax-Managed U.S. Marketwide Value Portfolio II	$31	$97	$169	$381

The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and their Master Funds.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, the following Portfolio and Master Funds received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Portfolio or Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
DFA International Value Series*	$1,291,000	0.11%
U.S. Large Cap Value Series*	$219,000	0.01%
Tax-Managed U.S. Marketwide Value Portfolio II**	$27,000	0.02%

*	A Master Fund taxed as a corporation in which a Feeder Portfolio invests. “Net Revenue” reflects the total securities lending revenue generated by the Feeder Portfolio’s Master Fund.
**	A Feeder Portfolio whose corresponding Master Fund is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Feeder Portfolio.

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides each Portfolio with administrative services and also serves as investment advisor to each Master Fund. (See “MANAGEMENT OF THE PORTFOLIOS.”)

Dividend Policy

Each Portfolio distributes dividends from its net investment income in December of each year and will distribute any realized net capital gains annually after the end of the Fund’s fiscal year in November. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of its corresponding Master Fund. The redemption price of a share of each Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

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INVESTMENT OBJECTIVES AND POLICIES

DFA INTERNATIONAL VALUE PORTFOLIO III

The investment objective of the DFA International Value Portfolio III is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The International Value Series invests in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The International Value Series intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the International Value Series is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the International Value Series’ asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Portfolio Construction

Under normal market conditions, the International Value Series’ intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the International Value Series invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

As of the date of this prospectus, the International Value Series intends to invest in companies having at least $800 million of market capitalization and the Series intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor may reset such floor from time to time to reflect changing market conditions.

In determining market capitalization weights, the Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of companies within each country. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

THE U.S. LARGE CAP VALUE PORTFOLIO III

The investment objective of the U.S. Large Cap Value Portfolio III (the “U.S. Value Portfolio”) is to achieve long-term capital appreciation. The U.S. Value Portfolio invests all of its assets in The U.S. Large Cap Value Series (the “U.S. Value Series”) of the Trust, which has the same investment objective and policies as the U.S. Value Portfolio.

The U.S. Value Series invests in the common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value

8

are subject to change from time to time. The U.S. Value Series will generally invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations are generally in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the U.S. Value Series. As of December 31, 2002, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1396 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If the U.S. Value Series changes this investment policy, U.S. Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. In addition, the U.S. Value Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock (“privately placed convertible debentures”). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the U.S. Value Series’ net assets at the time of purchase.

Portfolio Construction

The U.S. Value Series may invest in futures contracts and options on futures contracts. To the extent that the U.S. Value Series invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

The U.S. Value Series is market capitalization weighted. That is, each security is generally purchased based on the issuer’s relative market capitalization. In this way, the amount of a particular security owned by the U.S. Value Series is keyed to that security’s market capitalization as compared to all securities eligible for purchase.

The total market capitalization range, and the value criteria used by the Advisor for the U.S. Value Series, as described above, generally apply at the time of purchase by the U.S. Value Series. The U.S. Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria may nevertheless be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. A primary strategy of the U.S. Value Series is the long-term investment in each security acquired and the U.S. Value Series will not normally direct the sale of a security solely to realize short-term gain or to avoid a potential loss.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio II (the “Tax-Managed Value Portfolio”) is to achieve long-term capital appreciation. The Tax-Managed Value Portfolio will pursue its investment objective by investing all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) of the Trust. The Tax-Managed Value Series has the same investment objective and policies as the Tax-Managed Value Portfolio.

The Tax-Managed Value Series invests in the common stocks of U.S. companies which the Advisor determines to be “value” stocks at the time of purchase. Securities are considered value stocks primarily because the shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, however, the Advisor may consider additional factors such as a company’s price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

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The Tax-Managed Value Series generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers for purchase by this Series companies whose market capitalizations generally fall within the range of total market capitalization. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of companies listed on the NYSE, AMEX or Nasdaq. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Marketwide Value Series will invest at least 80% of its net assets in securities of U.S. companies. If the Tax-Managed U.S. Marketwide Value Series changes this investment policy, Tax-Managed U.S. Marketwide Value Portfolio II will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Series.

Portfolio Construction

The total market capitalization ranges, and the value criteria used by the Advisor for the Tax-Managed Value Series, as described above, generally apply at the time of purchase by the Tax-Managed Value Series. The Tax-Managed Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Equity Portfolios” in this prospectus.

Tax Management Strategies

The Tax-Managed Value Series seeks to maximize the after tax value of an investment by managing its portfolio in a manner that will defer the realization of net capital gains where possible and will attempt to reduce dividend income.

When selling securities, the Tax-Managed Value Series typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. The Tax-Managed Value Series, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, the Series, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

The Advisor will attempt to time the purchases and sales of securities to reduce the receipt of dividends when possible. With respect to dividends that are received, the Tax-Managed Value Series and Portfolio may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the requisite holding period of the dividend paying stock is not met. Portfolio investments also may be managed to emphasize low dividend-yielding securities.

The Tax-Managed Value Series is expected to deviate from its market capitalization weightings to a greater extent than the other Master Funds described in this Prospectus. For example, the Advisor may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell the stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, while other Master Funds are managed with the expectation that securities generally will be held for longer than one year, the Tax-Managed Value Series may dispose of securities whenever the Advisor determines that disposition is consistent with its tax management strategies or is otherwise in the best interests of the Tax-Managed Value Series.

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Although the Advisor intends to manage the Tax-Managed Value Series in a manner to minimize the realization of capital gains and taxable dividend income each year, the Tax-Managed Value Portfolio may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor’s control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when the Tax-Managed Value Series realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gain, if any, on a redemption of the Portfolio’s shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder’s tax basis in the shares redeemed.

EQUITY PORTFOLIOS

With respect to the Portfolios and Master Funds, investments will generally be made in eligible securities on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

The Master Funds are market capitalization weighted. That is, each security is purchased based on the issuer’s relative market capitalization. In this way, the amount of a particular security owned by a Master Fund is keyed to that security’s market capitalization compared to all securities eligible for purchase. Deviation from strict market capitalization weighting may occur for several reasons. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

The Tax-Managed Value Series should not be expected to adhere to its market capitalization weightings to the same extent as the other Master Funds. The tax management strategies used by the Advisor to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from market capitalization weighting.

Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See “PURCHASE OF SHARES—In Kind Purchases.”) While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies with high book to market ratios whose stock is eligible for investment by each Master Fund. Only

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common stocks whose market capitalizations are at or above the minimum on such list will be purchased. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio’s holdings decrease in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to a Master Fund’s investment objective. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets. In connection with such loans, a Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, a Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, compensation or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, a Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Each Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of its corresponding Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each Master Fund. As such, it is responsible for the management of their respective assets. Investment decisions for the Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees that the Portfolios have incurred for the fiscal year ending November 30, 2002, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $32 billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust bear all of their own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. Expenses which are not allocable to a particular Portfolio or Master Fund are borne by each Portfolio and Master Fund on the basis of their relative net assets.

Consulting Services—International Value Series

In general, the Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the International Value Series of the Trust. The Advisor controls DFAL and DFA Australia.

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DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Each Portfolio distributes substantially all of its net investment income in December of each year. Each Portfolio will distribute any realized net capital gains annually after the end of the Fund’s fiscal year.

Special tax rules may apply in determining the income and gains that each Master Fund earns on its investments. These rules may affect the amount of distributions that a Portfolio pays to its shareholders.

Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders of the Portfolios, except the DFA International Value Portfolio III, who do not own their shares under a 401(k) plan, may select one of the following options upon written notice to the Advisor:

Income Option — to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option — to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option — to receive both income dividends and capital gains distributions in cash.

Each Portfolio receives income in the form of income dividends paid by the corresponding Master Fund. This income, less the expenses incurred in operations, is a Portfolio’s net investment income from which income dividends are distributed as described above. A Portfolio also may receive capital gains distributions from the corresponding Master Fund and may realize capital gains upon the redemption of the shares of the Master Fund. Any net realized capital gains of a Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes.

Whether paid in cash or additional shares and regardless of the length of time a Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income of the U.S. Value Portfolio and Tax-Managed Value Portfolio will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the corresponding Master Fund from domestic (U.S.) sources. The Tax-Managed Value Series attempts to time investments in order to minimize receipt of dividends could result in the Series being unable to flow through the dividends received deduction to corporate shareholders. This will occur if The Tax-Managed Value Series does not hold the stock of a domestic (U.S.) corporation for the requisite holding period to be eligible for pass-through of the dividends received deduction. It is anticipated that either none or only a small portion of the distributions made by the DFA International Value Portfolio III will qualify for the corporate dividends received deduction because of its corresponding Master Fund’s investment in foreign equity securities.

For those investors subject to tax, if purchases of shares of the Portfolios are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolios.

The Advisor seeks to manage The Tax-Managed Value Series in order to minimize the realization of net capital gains and taxable dividend income during a particular year. However, the realization of capital gains and receipt of income is not entirely within the Advisor’s control. Thus, the Tax-Managed Value Portfolio may nonetheless distribute taxable gains and dividends to shareholders. Capital gains distributions may vary considerably from year to year. There will be no capital gains distributions in years when The Tax-Managed Value Series realizes a net capital loss. Furthermore, the realization of capital gains by a shareholder on the sale of portfolio shares will depend on whether his or her redemption price exceeds his or her tax basis in the shares sold.

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Dividends which are declared in November or December to shareholders of record in such month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of a Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Funds may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from a portfolio may be eligible for the dividends received deduction.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio to its shareholders and on gains arising on redemption or exchange of a Portfolio’s shares.

For calendar year 2003, the Portfolios are required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. The withholding rate is 29% for calendar years 2004 and 2005. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolios.

PURCHASE OF SHARES

Shares of the Portfolios are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients of financial advisers.

Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Investors who are clients of financial advisers should contact their financial adviser with respect to a proposed investment and then follow the procedures adopted by the financial adviser for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of financial advisers may also be subject to investment advisory fees under their own arrangements with their financial advisers.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolios may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolios believe are made on behalf of market timers. The Portfolios and their agents reserve the right to reject any purchase request by any investor or 401(k) plan

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indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolios. Exchange purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolios may impose further restrictions on trading activities by market timers in the future.

In Kind Purchases

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by its corresponding Master Fund or otherwise represented in the portfolios of the Master Fund as described in this prospectus. Shares may also be purchased in exchange for local currencies in which such securities of the International Value Series are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the DFA International Value Portfolio III with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio or Master Fund. The value of each Portfolio’s shares will fluctuate in relation to the investment experience of the corresponding Master Fund. Securities held by a Master Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from quoted or published prices for the same securities.

Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the International Value Series are determined as of such times

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for the purpose of computing the net asset value of the International Value Series. If events which materially affect the value of the foreign investments occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above. Since the International Value Series owns securities that are primarily listed on foreign exchanges which may trade on days when the International Value Series and DFA International Value Portfolio III do not price their shares, the net asset value of the DFA International Value Portfolio III may change on days when shareholders will not be able to purchase or redeem shares. The net asset value per share of the International Value Series is expressed in U.S. dollars by translating the net assets of the Master Fund using the mean between the most recent quoted bid and asked prices for the dollar as quoted by generally recognized reliable sources. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

Public Offering Price

Provided that a financial adviser or service agent designated under a 401(k) plan has received the investor’s investment instructions in good order and a Portfolio’s custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the order by PFPC Inc., the transfer agent for the Portfolios. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

An investor who is a client of a financial adviser may exchange shares of one Portfolio for those of another Portfolio described in this prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company (“DFAIDG”), by first contacting its financial adviser and completing the documentation required by the financial adviser. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. In addition, exchanges are not accepted into or from the DFA International Value Portfolio III. Investors should contact their financial advisor for a list of those portfolios of DFAIDG that accept exchanges.

An investor who has invested through an employer’s 401(k) plan may exchange shares of other Fund portfolios that are offered through the plan by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund or DFAIDG, the exchange privilege may be terminated and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

With respect to shares held by clients of financial advisers, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by a commercial bank, trust company or member of a recognized stock exchange. Exchanges will be accepted only if

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the registrations of the two accounts are identical, stock certificates have not been issued and the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

With respect to shares held under a 401(k) plan, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the plan’s service agent has received appropriate instructions in the form required by such service agent plus any applicable reimbursement fee on purchases by exchange, and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedures

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan in the form required by such financial adviser or service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem a shareholder’s account if the value of the shares in a specific account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

Redemption In-Kind

When in the best interest of a Portfolio, the Portfolio (except the Tax-Managed Value Portfolio and The Tax-Managed Value Series) may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund, in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The International Value Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur brokerage charges and other transaction costs selling such securities and converting such currencies to dollars. Also, the value of currencies may be affected by currency exchange fluctuations. The Tax-Managed Value Portfolio and the Tax-Managed Value Series are authorized to make redemption payments solely by a distribution of portfolio securities, or a combination of securities and cash, when it is determined by the Advisor to be consistent with the tax management strategies described in this prospectus and applicable legal and regulatory requirements.

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THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

18

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements are included in the Fund’s annual report. Further information about each Portfolio’s performance is contained in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA International Value Portfolio III
	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999	Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$10.16	$13.15	$13.79	$12.55	$11.57

Income from Investment Operations
Net Investment Income (Loss)	0.23	0.27	0.31	0.33	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.76)	(1.47)	(0.36)	1.28	1.10

Total from Investment Operations	(0.53)	(1.20)	(0.05)	1.61	1.39

Less Distributions
Net Investment Income	(0.25)	(0.33)	(0.32)	(0.28)	(0.26)
Net Realized Gains	(0.46)	(1.46)	(0.27)	(0.09)	(0.15)

Total Distributions	(0.71)	(1.79)	(0.59)	(0.37)	(0.41)

Net Asset Value, End of Period	$8.92	$10.16	$13.15	$13.79	$12.55

Total Return	(5.52)%	(10.80)%	(0.53)%	13.22%	12.36%

Net Assets, End of Period (thousands)	$222,770	$184,306	$203,184	$269,973	$287,738
Ratio of Expenses to Average Net Assets (1)	0.35%	0.34%	0.33%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.34%	2.04%	2.38%	2.21%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	18%	6%	9%	6%	15%

(1)	Represents the respective combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

19

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio III
	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999	Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$13.02	$16.21	$19.07	$19.68	$19.02

Income from Investment Operations
Net Investment Income (Loss)	0.13	0.27	0.40	0.36	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.14)	1.13	—	0.47	1.75

Total from Investment Operations	(1.01)	1.40	0.40	0.83	2.08

Less Distributions
Net Investment Income	(0.19)	(0.42)	(0.39)	(0.32)	(0.33)
Net Realized Gains	(1.27)	(4.17)	(2.87)	(1.12)	(1.09)

Total Distributions	(1.46)	(4.59)	(3.26)	(1.44)	(1.42)

Net Asset Value, End of Period	$10.55	$13.02	$16.21	$19.07	$19.68

Total Return	(8.66)%	10.94%	3.00%	4.65%	11.85%

Net Assets, End of Period (thousands)	$378,745	$282,658	$291,964	$418,647	$484,611
Ratio of Expenses to Average Net Assets (1)	0.19%	0.20%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.71%	2.06%	1.73%	1.67%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	9%	6%	26%	43%	25%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

20

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Tax-Managed U.S. Marketwide Value Portfolio II
	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Dec. 16, 1998 to Nov. 30, 1999
Net Asset Value, Beginning of Period	$11.46	$10.74	$10.68	$10.00

Income from Investment Operations
Net Investment Income (Loss)	0.04	0.10	0.17	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.34)	0.77	0.12	0.62

Total from Investment Operations	(2.30)	0.87	0.29	0.68

Less Distributions
Net Investment Income	(0.10)	(0.15)	(0.09)	—
Net Realized Gains	—	—	(0.14)	—

Total Distributions	(0.10)	(0.15)	(0.23)	—

Net Asset Value, End of Period	$9.06	$11.46	$10.74	$10.68

Total Return	(20.26)%	8.17%	2.83%	6.80	%#

Net Assets, End of Period (thousands)	$195,330	$116,355	$54,476	$26,414
Ratio of Expenses to Average Net Assets (1)	0.30%	0.34%	0.44%	0.96	%*
Ratio of Net Investment Income to Average Net Assets	0.57%	1.10%	1.78%	0.99	%*
Portfolio Turnover Rate	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	15%	11%	39%	10	%*

*	Annualized

#	Non-Annualized

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

21

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Fort Lauderdale, FL 33301

22

Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials about the Fund:

•	Request free copies from:

•	Your plan administrator — if you are a participant in a 401(k) plan offering the Portfolios.

•	Your investment advisor — if you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund — if you represent a 401(k) plan sponsor or registered investment advisor. Call collect at (310) 395-8005.

•	Access current prospectuses on our web site at http://www.dfafunds.com.

•	Access them on EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330)

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033103-008

P R O S P E C T U S

March 30, 2003

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The

Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients and members of certain

institutions.  •  Does not charge a sales commission or “load.”   •  Is designed for long-term investors.

U.S. SMALL CAP VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks, and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)
Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

F    Market capitalization means the number of shares of a company’s stock outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks so the portfolio is generally market capitalization weighted.

The Portfolio uses a market capitalization segmentation approach. Broadly speaking, this technique involves:

1.      Creating an initial universe of securities based on total market capitalization.

2.      Identifying a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Generally, considering a stock (which may be listed on any principal U.S. exchange or the over-
   the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

The Master Fund of the U.S. Small Cap Value Portfolio II generally purchases stocks whose market capitalizations are in the lowest 8% of total market capitalization.

1

Investment Objective, Strategy and Risks

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund which buys stocks of small United States companies on a market capitalization weighted basis.

Small Company Risk: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause securities owned by the Portfolio, and consequently the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Risks

Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If it does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

2

Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year and since inception returns for the Portfolio, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance (before and after taxes) is not an indication of future results.

3

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES**

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2002.

Management Fee	0.21%
Other Expenses	0.12%

Total Annual Operating Expenses	0.33%
Fee Waiver and/or Expense Assumption	0.00	%***

Net Expenses	0.33%

**	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio. “Other Expenses” includes a fee paid to the Shareholder Services Agent of each employer plan or institution at the annual rate of 0.10% of the aggregate daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis for the period December 1, 2001 to April 30, 2002. Effective May 1, 2002, the 0.10% fee to the Shareholder Services Agent was eliminated.

***	Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor. Prior to the institution of the contractual waiver described above, the Portfolio was subject to voluntary fee waiver and expense assumption arrangement at an identical rate.

4

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 34	$106	$185	$418

The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Master Fund.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
U.S. Small Cap Value Series	$1,135,000	0.04%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio’s shareholders. (See “MANAGEMENT OF THE PORTFOLIO.”)

Dividend Policy

The Portfolio distributes dividends from its net investment income and any realized net capital gains in December of each year. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the “NYSE”) on each day that the NYSE is open for business. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

5

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Small Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in common stocks of small U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In measuring value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The Master Fund generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Master Fund. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1059 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, The U.S. Small Cap Value Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If The U.S. Small Cap Value Series changes this investment policy, U.S. Small Cap Value Portfolio II will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Portfolio Construction

Ordinarily, the assets of the Master Fund will be invested in a broad and diverse group of readily marketable common stocks of small U.S. companies with high book to market ratios, as described above. The Master Fund may invest in futures contracts and options on futures contracts. To the extent that the Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

The Master Fund is market capitalization weighted. That is, each security is generally purchased based on the issuer’s relative market capitalization. In this way, the amount of a particular security owned by the Master Fund is keyed to that security’s market capitalization compared to all securities eligible for purchase. It is management’s belief that the value stocks of small U.S. companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Master Fund involves greater risk than including a large number of them.

The total market capitalization range, and the value criteria used by the Advisor for the Master Fund, as described above, generally apply at the time of purchase by the Master Fund. The Master Fund is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Deviation from Market Capitalization Weighting” in this prospectus.

Deviation from Market Capitalization Weighting

The Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.

6

Deviation from strict market capitalization weighting will also occur because the Master Fund intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Master Fund may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Master Fund’s assets may be invested in high quality, highly liquid fixed income securities, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Master Fund’s investment objective. The Master Fund may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Master Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. Only common stocks whose market capitalizations are not more than the maximum on such list will be purchased by the Master Fund. Additional investments will not be made in securities which have appreciated in value to such an extent that they are not then considered by the Advisor to be small companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Master Fund’s holdings increase in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

As described above, investments will be made in virtually all eligible securities on a market capitalization weighted basis. The Master Fund does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Master Fund may sell portfolio securities when the issuer’s market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Master Fund. In addition, the Master Fund may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Master Fund. The Master Fund anticipates that it will generally retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer’s book to market ratio. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, it is responsible for the management of its assets. Investment decisions for the Master Fund are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

7

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2002, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $32 billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes substantially all net investment income and any realized net capital gains annually in December of each year.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax. Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction. The portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Master Fund from domestic (U.S.) sources.

For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

Dividends which are declared in December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains on redemption or exchange of Portfolio shares. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

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For calendar year 2003, the Portfolio is required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. The withholding rate is 29% for calendar years 2004 and 2005. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is designed for long-term investors, and is not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolio believes are made on behalf of market timers. The Portfolio and its agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. If your service agent permits exchange purchases, these purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolio may impose further restrictions on trading activities by market timers in the future.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, the Master Fund values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. To the extent that the Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Trustees, than would a fund that holds a smaller number of securities. The Master Fund is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies. The value of other assets and securities for which no quotations are readily available

9

(including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

Public Offering Price

Provided that the Shareholder Services Agent has received the investor’s investment instructions in good order and the Custodian has received the investor’s payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the payment by the Custodian. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolio will be minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a fee that would be used to reimburse the Portfolio for such cost (a “reimbursement fee”). However, a reimbursement fee may be charged prospectively from time to time based upon the future experience of the Portfolio and the Master Fund which would be used to defray the costs of investing in securities (such as brokerage commissions, taxes and other transaction costs). Any such charge will be described in the prospectus.

EXCHANGE OF SHARES

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the DFA International Value Portfolio II or the U.S. Large Cap Value Portfolio II by completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

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Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an

11

investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. SMALL CAP VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999	Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$17.52	$15.65	$16.26	$16.73	$19.20

Income From Investment Operations
Net Investment Income (Loss)	0.10	0.12	0.13	0.10	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.13	3.28	0.91	1.29	(1.84)

Total from Investment Operations	0.23	3.40	1.04	1.39	(1.72)

Less Distributions
Net Investment Income	(0.12)	(0.13)	(0.11)	(0.09)	(0.11)
Net Realized Gains	(2.10)	(1.40)	(1.54)	(1.77)	(0.64)

Total Distributions	(2.22)	(1.53)	(1.65)	(1.86)	(0.75)

Net Asset Value, End of Period	$15.53	$17.52	$15.65	$16.26	$16.73

Total Return	0.93%	23.65%	7.07%	9.60%	(9.19)%

Net Assets, End of Period (thousands)	$174,588	$123,888	$76,993	$70,150	$85,074
Ratio of Expenses to Average Net Assets(1)	0.33%	0.42%	0.42%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.61%	0.79%	0.76%	0.59%	0.59%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	30%	13%	32%	29%	23%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Fort Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

—	Your shareholder services agent—if you are a client or member of an institution offering the Portfolio.

—	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

•	Access current prospectuses on our website at http://www.dfafunds.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033103-007

P R O S P E C T U S

March 30, 2003

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The

Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients and members of certain

institutions.  •  Does not charge a sales commission or “load.”   •  Is designed for long-term investors.

DFA INTERNATIONAL VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio”— a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)
Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

F    Market capitalization means the number of shares of a company’s stock outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, stocks of larger non-U.S. companies).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks so the portfolio is generally market capitalization weighted.

1

Investment Objective, Strategy and Risks

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

F    The Portfolio’s foreign currency risks generally are not hedged.

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

Foreign Securities and Currencies Risk:  Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Master Fund in which the Portfolio invests generally does not hedge foreign currency risk.

Market Risk:  Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities and the Master Fund that owns them, and, in turn, the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Risks
Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If it does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

2

Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year and since inception returns for the Portfolio, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.

3

FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES**

(expenses that are deducted from Portfolio assets)

Except as indicated below, the expenses in the following tables are based on those incurred by the Portfolio and the Fund for the fiscal year ended November 30, 2002.

Management Fee	0.21%
Other Expenses	0.24%

Total Annual Operating Expenses	0.45%
Fee Waiver and/or Expense Assumption	0.00	%***

Net Expenses	0.45%

**	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio. “Other Expenses” include a fee paid to the Shareholder Services Agent of each employer plan or institution at the annual rate of 0.10% of the aggregate daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis for the period December 1, 2001 to April 30, 2002. Effective May 1, 2002, the 0.10% fee to the Shareholder Services Agent was eliminated.

***	Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 46	$144	$252	$567

The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Master Fund.

4

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The DFA International Value Series	$1,291,000	0.11%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. Dimensional Investment Group Inc. (the “Fund”) contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio’s shareholders. (See “MANAGEMENT OF THE PORTFOLIO.”)

Dividend Policy

The Portfolio distributes dividends from its net investment income and any realized net capital gains in December of each year. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the “NYSE”) on each day that the NYSE is open for business. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the DFA International Value Series (the “Master Fund”) of the DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of the purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The Master Fund intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the Master Fund may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Master Fund’s asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Master Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

5

Portfolio Construction

Under normal market conditions, the DFA International Value Series intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Master Fund’s assets will be invested in such companies in any one country. As of the date of this prospectus, the Master Fund intends to invest in companies having at least $800 million of market capitalization and the Master Fund intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor may reset such floor from time to time to reflect changing market conditions. The Master Fund reserves the right to invest in index futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of companies within each country. As a result, the weighting of certain countries in the Master Fund may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

The value criteria used by the Advisor for the Master Fund, as described above, generally apply at the time of purchase by the Master Fund. The Master Fund is not required to dispose of a security if the security’s issuer does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Deviation From Market Capitalization Weighting” in this prospectus.

Deviation From Market Capitalization Weighting

The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines, in its best judgment, that other conditions exist that make the purchase of such stock for the Master Fund inappropriate.

Deviation from market capitalization weighting also will occur because the Master Fund intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Master Fund may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Master Fund’s assets may be invested in interest-bearing obligations, such as money-market instruments, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Master Fund’s investment objective. A further deviation from market capitalization weighting may occur if the Master Fund invests a portion of its assets in convertible debentures.

The Master Fund may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. While such purchases might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks that are eligible for purchase by the Master Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of eligible large companies with high book to market ratios whose stock are eligible for investment. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the Master Fund. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to

6

be large companies. This may result in further deviation from market capitalization weighing and such deviation could be substantial if a significant amount of the Master Fund’s holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Securities which have depreciated in value since their acquisition will not be sold by the Master Fund solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will not be sold to realize short-term profits, but, when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with large market capitalizations and high book to market ratios.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, it is responsible for the management of its assets. Investment decisions for the Master Fund are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees that the Portfolio has incurred for the fiscal year ended November 30, 2002, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $32 billion.

The Fund and the Trust each bears all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the

7

Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio or Master Fund on the basis of their relative net assets.

Consulting Services

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Master Fund. The Advisor controls DFAL and DFA Australia.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes substantially all net investment income and any realized net capital gains in December of each year.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax. Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. It is anticipated that either none or only a small portion of the distributions made by the Portfolio will qualify for the corporate dividends received deduction because of the Master Fund’s investment in foreign equity securities.

For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

Dividends which are declared in December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from the Portfolio may be eligible for the dividends received deduction.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio to its shareholders and on gains arising on redemption or exchange of the Portfolio’s shares. Non-U.S. shareholders are subject to U.S. withholding and estate tax.

For calendar year 2003, the Portfolio is required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. The withholding rate is 29% for calendar years 2004 and 2005. You may avoid this withholding requirement by certifying on the account registration form your correct Taxpayer Identification Number and by providing and certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

8

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions.

Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details.

Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is designed for long-term investors, and is not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolio believes are made on behalf of market timers. The Portfolio and its agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. If your service agent permits exchange purchases, these purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolio may impose further restrictions on trading activities by market timers in the future.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, the Master Fund values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Master Fund are determined as of such times for the

9

purpose of computing the net asset value of the Master Fund. If events which materially affect the value of the foreign investments occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above. Since the Master Fund owns securities that are primarily listed on foreign exchanges which may trade on days when the Portfolio and Master Fund do not price their shares, the net asset value of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The net asset value per share of the Master Fund is expressed in U.S. dollars by translating the net assets of the Master Fund using the mean between the most recent quoted bid and asked prices for the dollar as quoted by generally recognized reliable sources. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

Public Offering Price

Provided that the Shareholder Services Agent has received the investor’s investment instructions in good order and the Portfolio’s custodian has received the investor’s payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the payment by the custodian. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled in order to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the U.S. Small Cap Value Portfolio II or the U.S. Large Cap Value Portfolio II by first completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. However, no taxable gain or loss will normally be recognized by investors exchanging through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

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Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund, in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Master Fund reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of the currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund, and through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider

11

what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999	Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$9.88	$12.10	$12.65	$11.55	$10.65

Income From Investment Operations
Net Investment Income (Loss)	0.22	0.24	0.23	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.74)	(1.43)	(0.32)	1.17	0.99

Total from Investment Operations	(0.52)	(1.19)	(0.09)	1.45	1.25

Less Distributions
Net Investment Income	(0.24)	(0.24)	(0.25)	(0.24)	(0.22)
Net Realized Gains	(0.43)	(0.79)	(0.21)	(0.11)	(0.13)

Total Distributions	(0.67)	(1.03)	(0.46)	(0.35)	(0.35)

Net Asset Value, End of Period	$8.69	$9.88	$12.10	$12.65	$11.55

Total Return	(5.62)%	(10.94)%	(0.80)%	13.03%	12.25%
Net Assets, End of Period (thousands)	$37,576	$36,107	$42,435	$43,213	$36,824
Ratio of Expenses to Average Net Assets(1)	0.45%	0.51%	0.53%	0.50%	0.55%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.17%	1.87%	2.31%	2.01%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	18%	6%	9%	6%	15%

(1)     Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A   Refer to the respective Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Fort Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

—Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

—Your shareholder services agent—if you are a client or member of an institution offering the Portfolio.

—The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

Additional materials describing the Fund and Portfolio, as well as the Advisor and its investment approach, are also available.

•	Access current prospectuses on our web site at http://www.dfafunds.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033103-010

P R O S P E C T U S

March 30, 2003

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients and members of certain institutions.  •  Does not charge a sales commission or “load.”  •  Is designed for long-term investors.

U.S. LARGE CAP VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)
Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

F    Market capitalization means the number of shares of a company’s stock outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks so the portfolio is generally market capitalization weighted.

The Portfolio uses a market capitalization segmentation approach. Broadly speaking, this technique involves:

1.      Creating an initial universe of securities based on total market capitalization.

2.      Identifying a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Generally, considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

1

For example, the Master Fund of the U.S. Large Cap Value Portfolio II generally buys stocks whose market capitalizations are in the highest 90% of total market capitalization.
Investment Objective, Strategy and Risks

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large United States companies on a market capitalization weighted basis.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause securities owned by the Portfolio, and consequently the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Risks
Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If it does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

2

Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year, and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance (before and after taxes) is not an indication of future results.

3

FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES**

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2002.

Management Fee	0.11%
Other Expenses	0.15%

Total Annual Operating Expenses	0.26%
Fee Waiver and/or Expense Assumption	0.00	%***

Net Expenses	0.26%

**	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio. “Other Expenses” includes a fee paid to the Shareholder Services Agent of each employer plan or institution at the annual rate of 0.10% of the aggregate daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis for the period December 1, 2001 to April 30, 2002. Effective May 1, 2002, the 0.10% fee to the Shareholder Services Agent was eliminated.

***	Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 27	$84	$146	$331

The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and Master Fund.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The U.S. Large Cap Value Series	$219,000	0.01%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio’s shareholders. (See “MANAGEMENT OF THE PORTFOLIO.”)

Dividend Policy

The Portfolio distributes dividends from its net investment income and any realized net capital gains in December of each year. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

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INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Large Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company ( the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in the common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The Master Fund generally will invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Master Fund. As of December 31, 2002, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1396 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If the Large Cap Value Series changes this investment policy, U.S. Large Cap Value Portfolio II will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Portfolio Construction

Ordinarily, the Master Fund intends to invest in a broad and diverse group of readily marketable common stocks of large cap U.S. companies with high book to market ratios, as described above. The Master Fund may invest in futures contracts and options on futures contracts. To the extent that the Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

The Master Fund is market capitalization weighted. That is, each security is generally purchased based on the issuer’s relative market capitalization. In this way, the amount of a particular security owned by the Master Fund is keyed to that security’s market capitalization compared to all securities eligible for purchase. It is management’s belief that the value stocks of large U.S. companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Master Fund involves greater risk than including a large number of them.

The total market capitalization range, and the value criteria used by the Advisor for the Master Fund, as described above, generally apply at the time of purchase by the Master Fund. The Master Fund is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

Deviation from Market Capitalization Weighting

The Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.

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Deviation from strict market capitalization weighting will also occur because the Master Fund intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Master Fund may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Master Fund’s assets may be invested in high quality, highly liquid fixed income securities, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Master Fund’s investment objective. The Master Fund may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Master Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are greater than the minimum on such list will be purchased by the Master Fund. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Master Fund’s holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

As described above, investments will be made in virtually all eligible securities on a market capitalization weighted basis. The Master Fund does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Master Fund may sell portfolio securities when the issuer’s market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Master Fund. In addition, the Master Fund may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Master Fund. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

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MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, it is responsible for the management of its assets. Investment decisions for the Master Fund are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2002, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $32 billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the costs of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes substantially all net investment income and any realized net capital gains annually in December of each year.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax. Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction. The portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Master Fund from domestic (U.S.) sources.

For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

Dividends which are declared in December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or

8

exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

For calendar year 2003, the Portfolio is required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. The withholding rate is 29% for calendar years 2004 and 2005. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is designed for long-term investors, and is not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolio believes are made on behalf of market timers. The Portfolio and its agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. If your service agent permits exchange purchases, these purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolio may impose further restrictions on trading activities by market timers in the future.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of their respective

9

investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, the Master Fund values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

Public Offering Price

Provided that the Shareholder Services Agent has received the investor’s investment instructions in good order and the Custodian has received the investor’s payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the payment by the Custodian. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the DFA International Value Portfolio II or the U.S. Small Cap Value Portfolio II by completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

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Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less, because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of

11

any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999	Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$15.05	$16.66	$19.15	$19.82	$18.72

Income From Investment Operations
Net Investment Income (Loss)	0.18	0.23	0.32	0.34	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.42)	1.31	0.07	0.46	1.74

Total from Investment Operations	(1.24)	1.54	0.39	0.80	2.06

Less Distributions
Net Investment Income	(0.21)	(0.32)	(0.34)	(0.33)	(0.25)
Net Realized Gains	(0.78)	(2.83)	(2.54)	(1.14)	(0.71)

Total Distributions	(0.99)	(3.15)	(2.88)	(1.47)	(0.96)

Net Asset Value, End of Period	$12.82	$15.05	$16.66	$19.15	$19.82

Total Return	(8.76)%	10.74%	2.78%	4.42%	11.69%

Net Assets, End of Period (thousands)	$69,848	$62,960	$33,364	$37,540	$45,135
Ratio of Expenses to Average Net Assets(1)	0.26%	0.36%	0.40%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.61%	1.88%	1.58%	1.44%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	9%	6%	26%	43%	25%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accounts PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Fort Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

—	Your shareholder services agent—if you are a client or member of an institution offering the Portfolio.

—	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

•	Access current prospectuses on our website at dfafunds.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033103-009

P R O S P E C T U S

March 30, 2003

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans.  •  Does not charge a sales commission or “load.”  •  Is designed for long-term investors.

DFA INTERNATIONAL VALUE PORTFOLIO IV

EMERGING MARKETS PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolios Have Special Structures: The Portfolios are “Feeder Portfolios” –portfolios that do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Funds. (A Feeder Portfolio does not need an investment manager.)
Equity Investment Approach:

Dimensional Fund Advisors Inc. (the “Advisor”) believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

F    Market capitalization means the number of shares of a company’s stock outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, stocks of larger non-U.S. companies).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks so the portfolio is generally market capitalization weighted.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Master Funds that own them, and, in turn, the Portfolios to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money.

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Investment Objectives, Strategies and Risks
F “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

DFA International Value Portfolio IV

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

F    The Portfolios’ foreign currency risks generally are not hedged.

F    “Emerging Markets” are countries with less developed economies not yet at the level of the world’s mature economies.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Master Funds in which the Portfolios invest generally do not hedge foreign currency risk.

Emerging Markets Portfolio II

•        Investment objective: Long-term capital appreciation.

•        Investment Strategy: Invest in a Master Fund that buys stocks of larger emerging markets companies.

Emerging Markets Risk: Numerous emerging market countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. Risks generally associated with foreign securities and currencies also apply.

Other Risks
Securities Lending:

The Master Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

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Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolios are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.

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FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

Except as indicated below, the expenses in the following tables are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2002.

DFA INTERNATIONAL VALUE PORTFOLIO IV
Management Fee	0.29%
Other Expenses	0.16%

Total Annual Operating Expenses	0.45%

EMERGING MARKETS PORTFOLIO II
Management Fee	0.50%
Other Expenses	0.55%

Total Annual Operating Expenses	1.05%
Fee Waiver	0.40%**

Net Expenses	0.65%

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

**	Pursuant to the Expense Waiver and Assumption Agreement for Emerging Markets Portfolio II, the Advisor has agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio’s average net assets. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
DFA International Value Portfolio IV	$46	$144	$252	$567
Emerging Markets Portfolio II	$66	$294	$541	$1,246

The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and their Master Funds. The costs for the Emerging Markets Portfolio II reflect the “Net Expenses” of the Portfolio that result from the contractual fee waiver for the first year only.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, DFA International Value Portfolio IV’s Master Fund, The DFA International Value Series, received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of its Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
DFA International Value Series	$1,291,000	0.11%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides each Portfolio with administrative services and also serves as investment advisor to each Master Fund. (See “MANAGEMENT OF THE PORTFOLIOS.”)

Dividend Policy

Each Portfolio generally distributes dividends from its net investment income in December of each year and will distribute any realized net capital gains annually after the end of the Fund’s fiscal year in November. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of each Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of its corresponding Master Fund. The redemption price of a share of each Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

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INVESTMENT OBJECTIVES AND POLICIES

DFA INTERNATIONAL VALUE PORTFOLIO IV

The investment objective of the DFA International Value Portfolio IV is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”) which has the same investment objective and policies as the Portfolio. The International Value Series invests in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The International Value Series intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the International Value Series may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the International Value Series’ asset growth permits, it may invest in the stocks of large companies in other developed markets. The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the countries listed above. Also, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Portfolio Construction

Under normal market conditions, the International Value Series will invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in index futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the International Value Series invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

As of the date of this prospectus, the International Value Series intends to invest in companies having at least $800 million of market capitalization and the Series intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor may reset such floor from time to time to reflect changing market conditions. In determining market capitalization weights, the Advisor, using its best judgment, will seek to set country weights based on relative market capitalizations of companies within each country. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

The value criteria used by the Advisor for the International Value Series, as described above, generally apply at the time of purchase by the International Value Series. The International Value Series is not required to dispose of a security if the security’s issuer no longer meets the current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Deviation from Market Capitalization Weighting” in this prospectus.

Deviation from Market Capitalization Weighting

The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines, in its best judgment, that other conditions exist that make the purchase of such stock for the International Value Series inappropriate.

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Deviation from market capitalization weighting also will occur because the International Value Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the International Value Series may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the International Value Series’ assets may be invested in interest-bearing obligations, such as money-market instruments, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the International Value Series’ investment objective. A further deviation from market capitalization weighting may occur if the International Value Series invests a portion of its assets in convertible debentures.

The International Value Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. In addition, the Series may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See “In Kind Purchases.”) While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the International Value Series.

Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the International Value Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of eligible large companies with high book to market ratios whose stock are eligible for investment. Only common stocks whose market capitalizations are equal to or more than the minimum on such list will be purchased by the International Value Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the International Value Series’ holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.

EMERGING MARKETS PORTFOLIO II

The investment objective of the Emerging Markets Portfolio II is to achieve long-term capital appreciation. Emerging Markets Portfolio II pursues its objective by investing all of its assets in The Emerging Markets Series of the Trust, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series invests in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). The Series invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (“OTC”) markets. These exchanges or OTC markets may be either within or outside the issuer’s domicile country, and the securities may be listed or traded in the form of International Depository Receipts (“IDRs”) or American Depository Receipts (“ADRs”).

The Emerging Markets Series will seek a broad market coverage of larger companies within each Approved Market. This Series will attempt to own shares of companies whose aggregate overall share of the Approved Market’s total public market capitalization is at least in the upper 40% of such capitalization, and can be as large as 90%. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies.

The Emerging Markets Series may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets (e.g., restrictions on purchases by foreigners), and the Series’ policy not to invest more than 25% of its assets in any one industry.

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As a non-fundamental policy, under normal circumstances, The Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in this prospectus as Approved Market securities. If The Emerging Market Series changes this investment policy, Emerging Markets Portfolio II will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. Approved Market securities are defined to be (a) securities of companies organized in a country in an Approved Market or for which the principal trading market is in an Approved Market; (b) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (c) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (d) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets; and (e) Approved Markets equity securities in the form of depositary shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities so long as the Advisor believes at the time of investment that the value of the company’s securities will reflect principally conditions in Approved Markets.

The Advisor defines the term “emerging market” to mean a country which is considered to be an emerging market by the International Finance Corporation. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series. The Emerging Markets Series may continue to hold emerging markets securities that are no longer designated as Approved Markets by the Investment Committee of the Advisor.

As of the date of this prospectus, the following countries are designated as Approved Markets: Brazil, Chile, Hungary, Indonesia, Israel, Korea, Malaysia, Mexico, the Philippines, Poland, Republic of China (Taiwan), Thailand and Turkey. Countries that may be approved in the future include but are not limited to Argentina, Colombia, Czech Republic, Egypt, India, Republic of South Africa and Venezuela.

Pending the investment of new capital in Approved Markets equity securities, The Emerging Markets Series will typically invest in money market instruments or other highly liquid debt instruments denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, The Emerging Markets Series may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Series does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances.

The Emerging Markets Series also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although they intend to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for The Emerging Markets Series to establish a wholly-owned subsidiary or a trust for the purpose of investing in the local markets.

Portfolio Construction

The Emerging Markets Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market

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capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be included in the Series for one or more of a number of reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended). To this extent, there will be the exercise of discretion and consideration by the Advisor which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P 500® Index). The Advisor will also exercise discretion in determining the allocation of investments as between Approved Markets.

For the purpose of converting U.S. dollars to another currency, or vice versa, or converting one foreign currency to another foreign currency, the Emerging Markets Series may enter into forward foreign exchange contracts. In addition, to hedge against changes in the relative value of foreign currencies, the Emerging Markets Series may purchase foreign currency futures contracts. The Emerging Markets Series will only enter into such a futures contract if it is expected that the Series will be able readily to close out such contract. There can, however, be no assurance that it will be able in any particular case to do so, in which case the Series may suffer a loss.

EQUITY PORTFOLIOS

Securities, including those eligible for purchase, may be disposed of at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will not be sold to realize short-term profits. However, when circumstances warrant, they may be sold without regard to the length of time held.

SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to a Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets. In connection with such loans, a Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Each Portfolio is also authorized to lend its portfolio securities. However, to the extent it holds only shares of its corresponding Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each Master Fund. As such, it is responsible for the management of their respective assets. Investment decisions for the Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

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Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2002, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $32 billion.

The Dimensional Investment Group Inc. (the “Fund”) and the Trust bear all of their own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are borne by each Portfolio on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are borne by each Master Fund on the basis of its relative net assets.

Consulting Services

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (formerly DFA Australia Ltd.) (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Master Funds. The Advisor controls DFAL and DFA Australia.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, each Portfolio distributes substantially all of its net investment income in December of each year. Both Portfolios will distribute any realized net capital gains annually after the end of the Fund’s fiscal year.

Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Certain investments by the Master Funds may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes. In addition, the sale or redemption by a 401(k) plan of a Portfolio’s shares will not be subject to federal income taxes.

The Portfolios may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% in value of the total assets of the Emerging Markets Portfolio II is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders its pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code. The DFA International Value Portfolio IV invests in a Master Fund organized as a corporation and will not be permitted to pass through a credit or deduction for foreign withholding taxes that it pays.

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For calendar year 2003, the Portfolios are required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. The withholding rate is 29% for calendar years 2004 and 2005. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolios.

PURCHASE OF SHARES

Shares of the Portfolios are sold only to fund deferred compensation plans that are exempt from taxation under section 401(k) of the Code and whose sponsors contribute to the Portfolios’ fees and expenses as set forth in this prospectus (see “ANNUAL FUND OPERATING EXPENSES”).

Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolios may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolios believe are made on behalf of market timers. The Portfolios and their agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolios. If your service agent permits exchange purchases, these purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolios may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by its corresponding Master Fund or otherwise represented in the portfolio of the Master Fund as described in this prospectus. Shares may also be purchased in exchange for local currencies in which such securities of the corresponding Master Fund are denominated. Securities and local currencies accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or its corresponding Master Fund) whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of either Portfolio with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all

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securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Master Fund) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the corresponding Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m PST) by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio or Master Fund. The value of each Portfolio’s shares will fluctuate in relation to the investment experience of its corresponding Master Fund. Securities which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Master Funds are determined as of such times for the purpose of computing the net asset value of such Master Fund. If events which materially affect the value of the foreign investments occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above. Since the Master Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Master Funds do not price their shares, the net asset value of a Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The net asset value per share of each Master Fund is expressed in U.S. dollars by translating the net assets of the Master Fund using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

Certain of the securities holdings of The Emerging Markets Series in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the valuation of the securities. For example, a Master Fund might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Master Fund may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require a Master Fund to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains. As a result, the valuation of particular securities at any one time may depend materially upon the assumptions that a Master Fund makes at that time concerning the anticipated

13

holding period for the securities. Absent special circumstances as determined by the Board of Trustees, it is presently intended that the valuation of such securities will be based upon the assumption that they will be held for at least the amount of time necessary to avoid higher tax rates or penalties and currency repatriation restrictions. However, the use of such valuation standards will not prevent the Master Fund from selling such securities in a shorter period of time if the Advisor considers the earlier sale to be a more prudent course of action. Revision in valuation of those securities will be made at the time of the transaction to reflect the actual sales proceeds inuring to the Master Fund.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund are determined each day as of such close.

Public Offering Price

Provided that a service agent designated under a 401(k) plan has received the investor’s investment instructions in good order and a Portfolio’s custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the payment by the custodian. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Provided such transactions are permitted under an employer’s 401(k) plan, investors may exchange shares of one Portfolio described in this prospectus for shares in the other Portfolio by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the service agent has received appropriate instructions in the form required by such service agent and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. No taxable gain or loss will normally be recognized by investors exchanging through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

14

REDEMPTION OF SHARES

Redemption Procedure

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to the service agent designated under a 401(k) plan in the form required by such service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem a shareholder’s account if the value of the shares in a specific portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio’s corresponding Master Fund in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The Portfolios also reserve the right to redeem their shares in the currencies in which their Master Fund’s investments are denominated. Investors may incur brokerage charges and other transaction costs in selling such securities and converting such currencies to dollars. Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact the DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the

15

Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

16

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the period of that Portfolio’s operations. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INTERNATIONAL VALUE PORTFOLIO IV

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000		Year Ended Nov. 30, 1999		Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$8.45	$10.90	$11.19		$10.07		$9.05

Income From Investment Operations
Net Investment Income (Loss)	0.19	0.21	0.20		0.30		0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.65)	(1.20)	(0.22)		1.04		0.92

Total from Investment Operations	0.46	(0.99)	(0.02)		1.34		1.15

Less Distributions
Net Investment Income	(0.20)	(0.27)	(0.22)		(0.22)		(0.13)
Net Realized Gains	(0.30)	(1.19)	(0.05)		—		—

Total Distributions	(0.50)	(1.46)	(0.27)		(0.22)		(0.13)

Net Asset Value, End of Period	$7.49	$8.45	$10.90		$11.19		$10.07

Total Return	(5.66)%	(10.80)%	(0.24)%		13.58%		12.74%
Net Assets, End of Period (thousands)	$84,403	$86,341	$96,607		$121,276		$98,764
Ratio of Expenses to Average Net Assets(1)	0.45%	0.44%	0.41	%(a)	0.41	%(a)	0.44	%(a)
Ratio of Net Investment Income to Average Net Assets	2.38%	2.22%	1.97	%(a)	2.32	%(a)	2.09	%(a)
Portfolio Turnover Rate	N/A	N/A	N/A		N/A		N/A
Portfolio Turnover Rate of Master Fund Series	18%	6%	9%		6%		15%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a)	The plan’s sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan’s investment.

N/A	Refer to the respective Master Fund Series.

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DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000		Year Ended Nov. 30, 1999		Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$7.08	$7.83	$10.08		$6.57		$7.50

Income From Investment Operations
Net Investment Income (Loss)	0.09	0.10	0.09		0.09		0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	(0.79)	(2.26)		3.50		(0.94)

Total from Investment Operations	0.13	(0.69)	(2.17)		3.59		(0.87)

Less Distributions
Net Investment Income	(0.10)	(0.06)	(0.08)		(0.08)		(0.06)
Net Realized Gains	—	—	—		—		—

Total Distributions	(0.10)	(0.06)	(0.08)		(0.08)		(0.06)

Net Asset Value, End of Period	$7.11	$7.08	$7.83		$10.08		$6.57

Total Return	1.83%	(8.96)%	(21.73)%		55.31%		(11.59)%
Net Assets, End of Period (thousands)	$9,211	$9,568	$10,465		$13,476		$6,337
Ratio of Expenses to Average Net Assets(1) .	0.65%	0.93%	0.82	%(a)	0.76	%(a)	1.21	%(a)
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses)(1)	1.05%	1.33%	1.22	%(a)	1.16	%(a)	1.61	%(a)
Ratio of Net Investment Income to Average Net Assets	1.34%	1.49%	0.98%		0.94%		1.00%
Ratio of Net Investment Income to Average Net Assets (Excluding Waivers and Assumption of Expenses)	0.94%	1.09%	0.58%		0.54%		0.60%
Portfolio Turnover Rate	N/A	N/A	N/A		N/A		N/A
Portfolio Turnover Rate of Master Fund Series	8%	6%	12%		16%		10%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a)	The plan’s sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan’s investment.

N/A	Refer to the respective Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolios.

—	The Fund—if you represent a 401(k) plan sponsor. Call collect at (310) 395-8005.

Additional materials describing the Fund and Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access current prospectuses on our web site at http://www.dfafunds.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033103-011

P R O S P E C T U S

March 30, 2003

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is generally only available to institutional investors, retirement plans and clients of registered investment advisors.  •  Does not charge a sales commission or “load.”

  •  Is designed for long-term investors.

  •  Requires a minimum initial purchase of $5 million.

THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks, and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)
Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

F    Market capitalization means the number of shares of a company’s stock outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Total market capitalization is based on the market capitalization of all U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks so the portfolio is generally market capitalization weighted.

The Portfolio uses a market capitalization segmentation approach. Broadly speaking, this technique involves:

1.      Creating an initial universe of securities based on total market capitalization.

2.      Identifying a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Generally, considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

The Master Fund of The DFA U.S. Small Cap Institutional Portfolio generally purchases stocks whose market capitalizations are in the lowest 8% of total market capitalization.

1

Investment Objective, Strategy and Risks

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund which buys stocks of small United States companies on a market capitalization weighted basis.

Small Company Risk: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities and the Master Fund that owns them, and, in turn, the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Risks
Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If it does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

2

Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year and since inception returns for the Portfolio, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance (before and after taxes) is not an indication of future results.

3

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2002.

Management Fee	0.10%
Other Expenses	0.08%

Total Annual Operating Expenses	0.18%
Fee Waiver and/or Expense Assumption	0.00%**

Net Expenses	0.18%

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

**	Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.20% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.20% of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.20% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

4

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 18	$ 58	$101	$230

The table summarizes the aggregate estimated annual operating expenses before any waivers of both the Portfolio and the Master Fund.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The U.S. Small Cap Series	$509,000	0.05%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. (See “MANAGEMENT OF THE PORTFOLIO.”)

Dividend Policy

The Portfolio distributes substantially all of its net investment income and any net realized capital gains in December of each year. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The minimum initial purchase requirement for the Portfolio’s shares is $5,000,000. There is no minimum purchase requirement for subsequent purchases. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

5

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Small Cap Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in securities of small U.S. companies generally having readily marketable securities. Company size will be determined for purposes of the Master Fund solely on the basis of a company’s market capitalization. “Market capitalization” will be calculated by multiplying the price of a company’s stock by the number of its shares of common stock. The Advisor believes that over the long term the investment performance of small companies in the U.S. is superior to that of large companies, although the share price may fluctuate more in the short-term.

Portfolio Construction

The Master Fund will generally invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Master Fund. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1059 million or below. This dollar amount may change due to market conditions. The Master Fund may invest in securities of foreign issuers that are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Master Fund. It is the intention of the Master Fund to acquire a portion of the common stock of eligible companies on a market capitalization weighted basis. In addition, the Master Fund is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock (“privately placed convertible debentures”). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Master Fund’s total assets at the time of purchase.

The Master Fund is market capitalization weighted. That is, each security is generally purchased based on the issuer’s relative market capitalization. In this way, the amount of a particular security owned by the Master Fund is approximately keyed to that security’s market capitalization compared to all securities eligible for purchase. The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the United States. As a non-fundamental policy, under normal circumstances, The U.S. Small Cap Series will invest at least 80% of its net assets in securities of small cap companies. If The U.S. Small Cap Series changes this investment policy, The DFA U.S. Small Cap Institutional Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Deviation from Market Capitalization Weighting

Even though a company’s stock may meet the market capitalization criterion, it may not be purchased if (i) in the Advisor’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or (iii) a significant portion of the issuer’s securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as a part of a merger, consolidation or acquisition of assets). In addition, the Advisor may exclude the stock of a company that otherwise meets the market capitalization criterion if the Advisor determines in its best judgment that other conditions exist that make the purchase of such stock for the Master Fund inappropriate.

Deviation from strict market capitalization weighting will also occur in the Master Fund because the Master Fund intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Master Fund may be reduced from time to time from the level which strict adherence

6

to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Master Fund’s assets may be invested in interest-bearing obligations, such as money-market instruments, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Master Fund’s investment objective.

The Master Fund may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares that, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, the Master Fund may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See “In-Kind Purchases.”) While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

Changes in composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase by the Master Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On a not less than semi-annual basis, the Advisor will determine the market capitalization of the largest small company in which the Master Fund may invest. Common stocks whose market capitalizations are not greater than such company will be purchased for the Master Fund. Additional investments generally will not be made in securities which have appreciated in value sufficiently to be excluded from the Advisor’s then current market capitalization limit for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting and such deviation could be substantial if a significant amount of the Master Fund’s holdings increase in value sufficiently to be excluded from the limit for eligible securities, but not by a sufficient amount to warrant their sale. A further deviation from market capitalization may occur if the Master Fund invests a portion of its assets in privately placed convertible debentures.

On a periodic basis, the Advisor will review the Master Fund’s holdings and determine which holdings, at the time of such review, are no longer considered small U.S. companies. Securities which have depreciated in value since their acquisition will not be sold by the Master Fund solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances, including (but not limited to) tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices, warrant their sale. Generally, securities will not be sold to realize short-term profits, but, when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with small market capitalizations.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

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MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, it is responsible for the management of its assets. Investment decisions for the Master Fund are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution. Subject to this goal, such transactions may be placed with brokers which have assisted in the sale of the Portfolio’s shares. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2002, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $32 billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and Master Fund on the basis of their relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes substantially all net investment income together with any net realized capital gains in December of each year.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless upon written notice to the Advisor, the shareholder selects one of the following options:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction. The portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Master Fund from domestic (U.S.) sources.

For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

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Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of Portfolio shares. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

For calendar year 2003, the Portfolio is required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. The withholding rate is 29% for calendar years 2004 and 2005. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Investors may purchase shares of the Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit an Account Registration Form.

The minimum initial purchase requirement for the Portfolio’s shares is $5,000,000. Once the minimum purchase requirement is satisfied, further investments in the Portfolio are not subject to any minimum purchase requirement. The Fund reserves the right to reduce or waive the minimum investment requirement, to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to the custodian, for the account of Dimensional Investment Group Inc. (The DFA U.S. Small Cap Institutional Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares by check should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these

9

costs. The Portfolio is designed for long-term investors, and is not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolio believes are made on behalf of market timers. The Portfolio and its agents reserve the right to reject any purchase request by any investor indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. Exchange purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolio may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Master Fund or otherwise represented in its portfolio as described in this prospectus. Securities accepted by the Fund for exchange and shares of the Portfolio to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.

The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Fund under the Securities Act of 1933 or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and the Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, the Master Fund values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. To the extent that the Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Trustees, than would a fund that holds a smaller number of securities. The Master Fund is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect

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on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

Public Offering Price

Provided that the Advisor has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the investor’s funds by the custodian. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled in order to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange shares of the Portfolio for those of another portfolio in the Fund or a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end, management investment company. Investors should first contact the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then complete an Exchange Form and mail it to:

Dimensional Investment Group Inc.

Attn: Client Operations

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors may contact the Advisor at the above-listed phone number for a list of those portfolios of DFAIDG that accept exchanges.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund or DFAIDG, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

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There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order by the Portfolio’s transfer agent or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire on an authorization form filed with the Fund, may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to shareholders. No charge is made by the Fund for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for further investments. (See “PURCHASE OF SHARES.”)

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

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THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999	Year Ended Nov. 30, 1998
Net Asset Value, Beginning of Period	$10.91	$10.87	$11.13	$9.80	$11.90

Income From Investment Operations
Net Investment Income (Loss)	0.07	0.09	0.08	0.08	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.85)	1.20	0.60	1.66	(1.10)

Total from Investment Operations	(0.78)	1.29	0.68	1.74	(1.02)

Less Distributions
Net Investment Income	(0.08)	(0.09)	(0.08)	(0.08)	(0.08)
Net Realized Gains	(1.16)	(1.16)	(0.86)	(0.33)	(1.00)

Total Distributions	(1.24)	(1.25)	(0.94)	(0.41)	(1.08)

Net Asset Value, End of Period	$8.89	$10.91	$10.87	$11.13	$9.80

Total Return	(8.50)%	13.02%	6.38%	18.47%	(9.09)%

Net Assets, End of Period (thousands)	$150,669	$169,276	$150,975	$135,107	$98,680
Ratio of Expenses to Average Net Assets(1)	0.18%	0.17%	0.18%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses)(1)	0.18%	0.17%	0.18%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.78%	0.84%	0.67%	0.89%	1.26%
Ratio of Net Investment Income to Average Net Assets (Excluding Waivers and Assumption of Expenses)	0.78%	0.84%	0.67%	0.88%	1.24%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	34%	13%	38%	29%	29%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

To obtain documents:

•	Access them on our website at http://www.dfafunds.com.

•	If you represent an institutional investor, registered investment advisor or other qualifying investor, call collect at (310) 395-8005.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330)

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033103-005

P R O S P E C T U S

March 30, 2003

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios.

Each of the investment company’s Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolios described in this Prospectus:

Are generally available only to 401(k) plans

or other similar retirement plans.

Do not charge sales commissions or loads.

Are designed for long-term investors.

PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:

DOMESTIC EQUITY SECURITIES

U.S. Large Company Portfolio K	U.S. Small XM Value Portfolio K
U.S. Large Cap Value Portfolio K	U.S. Small Cap Portfolio K

INTERNATIONAL EQUITY SECURITIES

DFA International Value Portfolio K	Emerging Markets Portfolio K

FIXED INCOME SECURITIES

DFA One-Year Fixed Income Portfolio K	DFA Two-Year Global Fixed Income Portfolio K

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY Highlights About All the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolios Have Special Structures: The Portfolios, called “Feeder Portfolios,” do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. As a result, a Feeder Portfolio might encounter operational or other complications. While this structure is designed to reduce costs, it may not do so.

Management: Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for each Master Fund. (A Feeder Portfolio does not need an investment manager.)

Investment Approach—Domestic and International
Equity Portfolios

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not individual stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

F    Market capitalization means the number of shares of a company’s stock outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

Portfolio Construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks so the portfolio is generally market capitalization weighted.

U.S. Large Company Portfolio K buys a Master Fund that is managed differently. Because this Master Fund is an index fund, its only criteria for holding a stock is whether the stock is in the S&P 500® Index.

The Master Funds in which the U.S. Large Cap Value Portfolio K, U.S. Small XM Value Portfolio K and U.S. Small Cap Portfolio K invest use a market capitalization segmentation approach. Broadly speaking, this technique involves:

1.      Creating an initial universe of securities based on total market capitalization.

2.      Identifying a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Generally, considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

For example, the U.S. Large Cap Value Portfolio K’s Master Fund generally purchases stocks whose market capitalizations are in the highest 90% of total market capitalization. Similarly, the U.S. Small XM Value Portfolio K’s Master Fund generally purchases stocks in the range of the lowest 2.5% to 12.5% of total market capitalization, and the U.S. Small Cap Portfolio K’s Master Fund generally purchases stocks whose market capitalizations are in the lowest 8% of total market capitalization.

Investment Approach—Fixed Income Portfolios

Generally, the Advisor structures a portfolio by:

1.      Setting a maturity range.

2.      Implementing the Advisor’s quality and eligibility guidelines.

3.      Purchasing securities with a view to maximizing returns.

Investment Objectives, Strategies and Risks

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Master Funds that own them, to rise or fall. Fixed income Master Funds are particularly sensitive to changing interest rates. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money.

F    About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index is market capitalization weighted. Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall.

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends and book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

Domestic Equity Portfolios:

U.S. Large Company Portfolio K

•       Investment Objective: Produce returns similar to those of the S&P 500® Index.

•       Investment Strategy: Buy shares of a Master Fund that invests in S&P 500® Index stocks in about the same proportions as they are found in the S&P 500® Index.

The U.S. Value Portfolios

U.S. Large Cap Value Portfolio K

U.S. Small XM Value Portfolio K

•       Investment Objective(s): Long-term capital appreciation.

•       Investment Strategy: Buy shares of a Master Fund that purchases value stocks of U.S. companies on a market capitalization weighted basis.

•       How the Portfolios Differ: The Master Funds focus on different parts of the value stocks universe:

—U.S. Large Cap Value Portfolio K—Large capitalization stocks.

—U.S. Small XM Value Portfolio K—Small capitalization stocks, generally not purchasing the smallest micro capitalization stocks and including the larger small capitalization stocks.

Market Risk: Although securities of larger firms fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate.

Small Company Risk: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

U.S. Small Cap Portfolio K

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Buy shares of a Master Fund that purchases small and very small company stocks using a market cap weighted approach.

Risk of Very Small Companies: Securities of very small firms are often less liquid than those of larger companies. As a result, the stocks of very small companies may fluctuate more in price than the stocks of larger companies.

F The Portfolios and Master Funds do not hedge their foreign currency risks.

International Equity Portfolios:

DFA International Value Portfolio K

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Buy shares of a Master Fund that purchases value stocks of large non-U.S. companies on a market capitalization weighted basis in each country in which the Master Fund invests.

F Emerging Markets are countries with less developed economies not yet at the level of the world’s mature economies.

Emerging Markets Portfolio K

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Buy shares of a Master Fund that buys stocks of larger emerging market companies.

Foreign Securities and Currencies Risk—DFA International Value and Emerging Markets Portfolios: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Master Funds in which the Portfolios invest generally do not hedge foreign currency risk.

Emerging Markets Risk—Emerging Markets Portfolio K: Risks generally associated with foreign securities and currencies may be greater in emerging market countries than other foreign countries. Numerous emerging market countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive and risky. Foreigners are often limited in their ability to invest in, and withdraw their assets from, these markets. Additional restrictions may be imposed under emergency conditions. Risks generally associated with foreign securities and currencies also apply.

Fixed Income Portfolios:

DFA One-Year Fixed Income Portfolio K

•        Investment Objective: Achieve a stable real return in excess of the rate of inflation with a minimum of risk.

•        Investment Strategy: Purchase shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The Master Fund may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate its investments in the banking industry if particular conditions occur.

DFA Two-Year Global Fixed Income Portfolio K

•        Investment Objective: Maximize total returns consistent with preservation of capital.

•        Investment Strategy: Purchase shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Master Fund hedges foreign currency risks. The Master Fund also plans to invest significantly in the banking industry if particular conditions occur.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the DFA One-Year Fixed Income Portfolio K and the DFA Two-Year Global Fixed Income Portfolio K to changes in performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause the Portfolios’ values to fluctuate. Additional risks of concentrating in the banking industry include changes in general market and economic conditions (for example, increases in interest rates may have a negative impact on banking industry profitability), industry consolidation, and changing regulatory requirements.

Foreign Securities and Currencies Risk—DFA Two-Year Global Fixed Income Portfolio: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Other Risks

Derivatives:

Derivatives are securities, such as futures contracts, whose values are derived from those of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). DFA Two-Year Global Fixed Income Portfolio K’s Master Fund uses foreign currency contracts to hedge foreign currency risks. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work.

Securities Lending:

The Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Master Fund’s returns, and are meant to provide some indication of the risks of investing in the Portfolios. Because the Portfolios are new, the returns shown in the Bar Charts and Tables are for the corresponding Master Funds and have been adjusted to reflect the anticipated expenses of the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year, and ten year (or since inception, if shorter) returns compare with those of a broad measure of market performance. After-tax returns are not shown for the Portfolios because the Portfolios generally are available only to 401(k) plans or similar retirement plans and after-tax returns are not relevant to investors who hold shares of the Portfolios through such tax-deferred arrangements. Past performance is not an indication of future results.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

Annual Fund Operating Expenses (as a percentage of average net assets)	Management Fee(1)	Shareholder Service Fee(2)	Other Expenses(3)	Total Annual Operating Expenses	Fee Waiver and/or Expense Assumption	Net Expenses(4)
U.S. Large Company Portfolio K	0.15%	0.25%	0.46%	0.86%	0.11%	0.75%
U.S. Large Cap Value Portfolio K	0.25%	0.25%	0.28%	0.78%	0.00%	0.78%
U.S. Small XM Value Portfolio K	0.40%	0.25%	0.46%	1.11%	0.11%	1.00%
U.S. Small Cap Portfolio K	0.35%	0.25%	0.41%	1.01%	0.06%	0.95%
DFA International Value Portfolio K	0.40%	0.25%	0.37%	1.02%	0.02%	1.00%
Emerging Markets Portfolio K	0.50%	0.25%	0.89%	1.64%	0.39%	1.25%
DFA One-Year Fixed Income Portfolio K	0.15%	0.25%	0.41%	0.81%	0.06%	0.75%
DFA Two-Year Global Fixed Income Portfolio K	0.15%	0.25%	0.47%	0.87%	0.12%	0.75%

(1)	The “Management Fee” includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Portfolio.

(2)	An amount up to 0.25% of the Portfolio’s average net assets may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to 401(k) plan shareholders and their plan participants. Service agents may be paid directly by the Fund, or by the Fund through the Advisor in its capacity of providing administrative services.

(3)	“Other Expenses” are annualized estimates based on anticipated fees and expenses payable by both the Master Fund and the Portfolio through the fiscal year ending November 30, 2003.

(4)	Pursuant to an Expense Waiver and Assumption Agreement for the Portfolios, the Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s expenses (up to the amount of fees paid to the Advisor based on the Portfolio’s assets invested in its master fund) to the extent necessary to reduce a Portfolio’s expenses when its total operating expenses exceed the following percentage of average net assets on an annualized basis: 0.75% for U.S. Large Company Portfolio K; 0.85% for U.S. Large Cap Value Portfolio K; 1.00% for U.S. Small XM Value Portfolio K; 0.95% for U.S. Small Cap Portfolio K; 1.00% for DFA International Value Portfolio K; 1.25% for Emerging Markets Portfolio K; 0.75% for DFA One-Year Fixed Income Portfolio K; and 0.75% for DFA Two-Year Fixed Income Portfolio K. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 through April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the specified Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
U.S. Large Company Portfolio K	$77	$263
U.S. Large Cap Value Portfolio K	$80	$249
U.S. Small XM Value Portfolio K	$102	$342
U.S. Small Cap Portfolio K	$97	$316
DFA International Value Portfolio K	$102	$323
Emerging Markets Portfolio K	$127	$479
DFA One-Year Fixed Income Portfolio K	$77	$253
DFA Two-Year Global Fixed Fund Income Portfolio K	$77	$266

The Example summarizes the aggregate annual operating expenses of both the Portfolios and their corresponding Master Funds. Because the Portfolios are new, the Example is based on the Portfolios’ anticipated expenses for their current fiscal year and does not extend over five- and ten-year periods. The costs for the Portfolios reflect the “Net Expenses” of the Portfolios that result from the contractual expense waivers and assumptions of expenses for the first year only.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, the following Master Funds received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of each Master Fund (See “SECURITIES LOANS”).

	Net Revenue	Percentage of Net Assets
The U.S. Large Company Series	$153,000	0.01%
The U.S. Large Cap Value Series	$219,000	0.01%
The U.S. Small XM Value Series	$182,000	0.02%
The U.S. Small Cap Series	$509,000	0.05%
The DFA International Value Series	$1,291,000	0.11%

HIGHLIGHTS

Management and Administrative Services

The Advisor serves as investment advisor to each Master Fund. The Advisor provides each Portfolio with certain administrative services. (See “MANAGEMENT OF THE FUNDS.”)

Dividend Policy

Portfolio/Master Fund	Yearly	Quarterly	Monthly
U.S. Large Company		X
U.S. Large Cap Value		X
U.S. Small XM Value	X
U.S. Small Cap	X
DFA International Value		X
Emerging Markets	X
DFA One-Year Fixed Income*			X
DFA Two-Year Global Fixed Income		X

*	Net investment income will be distributed each month, except January.

Purchase, Valuation and Redemption of Shares

The shares of the Portfolios are sold at net asset value. The redemption price of the shares of all of the Portfolios is equal to the net asset value of their shares. The value of the shares issued by each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Unlike shares of money market funds, the shares of the Fixed Income Portfolios will tend to reflect fluctuations in interest rates because their corresponding Master Funds do not seek to stabilize the price of their shares by use of the “amortized cost” method of securities valuation. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

Electronic Shareholder Information

The Portfolios are designed specifically for on-line investors, in order to keep costs to a minimum. A 401(k) plan or similar retirement plan, when opening an account, must consent to the acceptance of all shareholder information (prospectuses and annual and semi-annual reports) about the Portfolios through e-mail and access to the Portfolios’ website at www.dfafunds.com. A plan may later revoke its consent by requesting paper versions of shareholder information (see “ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS”).

U.S. LARGE COMPANY PORTFOLIO K

Investment Objective and Policies

U.S. Large Company Portfolio K seeks, as its investment objective, to approximate the investment performance of the S&P 500® Index, in terms of its total investment return. The Portfolio invests all of its assets in The U.S. Large Company Series (the “U.S. Large Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the same proportions as they are represented in the Index. The amount of each stock purchased for the U.S. Large Company Series, therefore, will be based on the issuer’s respective market capitalization. The S&P 500® Index is comprised of a broad and diverse group of stocks most of which are traded on the NYSE. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Series’ assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies. If the U.S. Large Company Series changes this investment policy, U.S. Large Company Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The U.S. Large Company Series may also acquire stock index futures contracts and options thereon in order to commit funds awaiting investment in stocks or to maintain cash liquidity. To the extent that this Master Fund invests in stock index futures contracts and options thereon for other than bona fide hedging purposes, the Master Fund will not purchase such futures contracts or options if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such contracts or options.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Series’ shares.

STANDARD & POORS—INFORMATION AND DISCLAIMERS

Neither the U.S. Large Company Portfolio K nor the U.S. Large Company Series are sponsored, endorsed, sold or promoted by Standard & Poor’s Ratings Group, a division of The McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the U.S. Large Company Portfolio K or the U.S. Large Company Series or any member of the public regarding the advisability of investing in securities generally or in the U.S. Large Company Portfolio K or the U.S. Large Company Series particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the U.S. Large Company Portfolio K and the U.S. Large Company Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the U.S. Large Company Portfolio K or the U.S. Large Company Series. S&P has no obligation to take the needs of the U.S. Large Company Portfolio K, the U.S. Large Company Series or their respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the U.S. Large Company Portfolio K or the U.S. Large Company Series or the issuance or sale of shares of the U.S. Large Company Portfolio K or the U.S. Large Company Series or in the determination or calculation of the equation by which the U.S. Large Company Portfolio K or the U.S. Large Company Series is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the U.S. Large Company Portfolio K or the U.S. Large Company Series.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

U.S. VALUE PORTFOLIOS

Investment Objective and Policies

The investment objective of the U.S. Large Cap Value Portfolio K and U.S. Small XM Value Portfolio K is to achieve long-term capital appreciation. These Portfolios will pursue their investment objectives by investing all of their assets in The U.S. Large Cap Value Series (the “Large Cap Value Series”) and The U.S. Small XM Value Series (the “XM Value Series”) of the Trust, respectively. These Master Funds are collectively called the “U.S. Value Master Funds.” Each of the U.S. Value Master Funds has the same investment objective and policies as its corresponding U.S. Value Portfolio. Each of the U.S. Value Master Funds will invest its assets in the common stocks of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Large Cap Value Series generally will invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Large Cap Value Series. As of December 31, 2002, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1396 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If the U.S. Large Cap Value Series changes this investment policy, U.S. Large Cap Value Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The XM Value Series generally will invest in a broad and diverse group of the common stocks of small companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the range of the lowest 2.5% to 12.5% by capitalization of total market capitalization to be small cap companies. “XM” in the name of the XM Value Series indicates that the Series generally will not purchase securities of the smallest micro cap companies, that is, those companies whose market capitalizations are in the lowest 2.5% of total market capitalization, although the Series may hold such securities. As of December 31, 2002, generally, the market capitalization of a company in the lowest 2.5% to 12.5% of total market capitalization was approximately between $308 million and $1902 million. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Small XM Value Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the U.S. Small XM Value Series changes this investment policy, U.S. Small XM Value Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Portfolio Construction

The U.S. Value Master Funds will purchase securities that are listed on the principal U.S. national securities exchanges or traded on the over-the-counter market (“OTC”). Each of the U.S. Value Master Funds is market capitalization weighted. That is, each security is generally purchased based on the issuer’s relative market capitalization. In this way, the amount of a particular security owned by each of the U.S. Value Master Funds is keyed to that security’s market capitalization compared to all securities eligible for purchase. On not less than a semi-annual basis, the Advisor will calculate the book to market ratio necessary to determine those companies whose stock may be eligible for investment by each of the U.S. Value Master Funds.

The total market capitalization ranges, and the value criteria used by the Advisor for the U.S. Value Master Funds, as descibed above, generally apply at the time of purchase by the U.S. Value Master Funds. The U.S. Value Master Funds are not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “PORTFOLIO TRANSACTIONS—EQUITY PORTFOLIOS” in this prospectus.

In addition, the Large Cap Value Series may sell portfolio securities when their book to market ratios fall substantially below that of the security with the lowest such ratio that is then eligible for purchase by that Master Fund. The XM Value Series may also sell portfolio securities in the same circumstances, however, it anticipates that it will generally retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer’s book to market ratio.

U.S. SMALL CAP PORTFOLIO K

Investment Objective and Policies

The U.S. Small Cap Portfolio K (formerly, the U.S. 6-10 Small Company Portfolio K) invests all of its assets in The U.S. Small Cap Series (formerly, the U.S. 6-10 Small Company Series) of the Trust (the “U.S. Small Cap Series”), which has the same investment objective and policies as the Portfolio. Both the Portfolio and Master Fund have an investment objective to achieve long-term capital appreciation. The U.S. Small Cap Series invests in securities of small U.S. companies generally having readily marketable securities. Company size will be determined solely on the basis of a company’s market capitalization. Market capitalization will be calculated by multiplying the price of a company’s stock by the number of its shares of outstanding common stock.

The Advisor believes that over the long term the investment performance of small companies is superior to large companies.

The U.S. Small Cap Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1059 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the U.S. Small Cap Series changes this investment policy, U.S. Small Cap Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The U.S. Small Cap Series may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of its gross assets. Generally, it is the intention of the U.S. Small Cap Series to acquire a portion of the common stock of eligible companies on a market capitalization weighted basis. In addition, the U.S. Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock (“privately placed convertible debentures”). Such investments are considered illiquid and the value thereof, together with the value of all other illiquid investments, may not exceed 15% of the value of the U.S. Small Cap Series’ net assets at the time of purchase.

Portfolio Construction

The U.S. Small Cap Series is market capitalization weighted. That is, each security is generally purchased based on the issuer’s relative market capitalization. In this way, the amount of a particular security owned by the U.S. Small Cap Series is keyed to that security’s market capitalization compared to all securities eligible for purchase. The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the United States. It is management’s belief that the stocks of small companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for investment involves greater risk than investing in a large number of them. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be purchased if: (1) in the Advisor’s judgment, the issuer is in extreme financial difficulty, (2) the issuer is involved in a merger or consolidation or is the subject of an acquisition or (3) a significant portion of the issuer’s securities are closely held. Further, securities of real estate investment trusts will be excluded (except as part of a merger, consolidation or acquisition of assets).

On a periodic basis, the Advisor will review the holdings of the U.S. Small Cap Series and determine which, at the time of such review, are no longer considered small companies.

DFA INTERNATIONAL VALUE PORTFOLIO K

Investment Objective and Policies

The investment objective of DFA International Value Portfolio K is to achieve long-term capital appreciation. The Portfolio invests all of its assets in The DFA International Value Series of the Trust (the “International Value Series”), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The International Value Series intends to invest in the stocks of large companies in countries with developed markets. As of the date of this Prospectus, the International Value Series may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Master Fund’s asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Under normal market conditions, the International Value Series intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the International Value Series’ assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the International Value Series invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts.

Portfolio Construction

As of the date of this prospectus, the International Value Series intends to invest in companies having at least $800 million of market capitalization, and the International Value Series intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor may reset such floor from time to time to reflect changing market conditions. The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of companies within each country. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

The total market capitalization range, and the value criteria used by the Advisor for the International Value Series, as descibed above, generally apply at the time of purchase by the International Value Series. The International Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “PORTFOLIO TRANSACTIONS—EQUITY PORTFOLIOS” in this prospectus.

EMERGING MARKETS PORTFOLIO K

Investment Objective and Policies

The investment objective of the Emerging Markets Portfolio K is to achieve long-term capital appreciation. The Emerging Markets Portfolio K invests all of its assets in the Emerging Markets Series of the Trust (the

“Emerging Markets Series”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Series seeks to achieve its investment objective by investing in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). The Emerging Markets Series invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on OTC markets. These exchanges or OTC markets may be either within or outside the issuer’s domicile country, and the securities may be listed or traded in the form of International Depository Receipts or American Depository Receipts.

The Emerging Markets Series will seek a broad market coverage of larger companies within each Approved Market. The Emerging Markets Series will attempt to own shares of companies whose aggregate overall share of the Approved Market’s total public market capitalization is at least in the upper 40% of such capitalization, and can be as large as 90%. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies.

The Emerging Markets Series may not invest in all such companies or Approved Markets or achieve approximate market weights, for reasons that include constraints imposed within Approved Markets, restrictions on purchases by foreigners, and the Emerging Markets Series’ policy not to invest more than 25% of its assets in any one industry.

Approved Market securities are defined to be: (1) securities of companies organized in a country in an Approved Market or for which the principal trading market is in an Approved Market, (2) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country, (3) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets, (4) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets and (5) Approved Markets equity securities in the form of depository shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities so long as the Advisor believes at the time of investment that the value of the company’s securities will reflect principally conditions in Approved Markets. As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging market investments that are defined in this prospectus as Approved Market securities. If the Emerging Markets Series changes this investment policy, Emerging Markets Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Advisor defines the term “emerging market” to mean a country which is considered to be an emerging market by the International Finance Corporation. Approved Markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series. The Emerging Market Series may continue to hold emerging markets securities that are no longer designated as Approved Markets by the Investment Committee of the Advisor.

As of the date of this prospectus, the following countries are designated as Approved Markets: Brazil, Chile, Hungary, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Republic of China (Taiwan), Thailand and Turkey. Countries that may be approved in the future include, but are not limited to, Argentina, Colombia, Czech Republic, Egypt, India, Republic of South Africa and Venezuela.

The Emerging Markets Series also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for the Emerging Markets Series to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

Portfolio Construction

The Emerging Markets Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Even though a company’s stock may meet the applicable market capitalization criterion for the Emerging Markets Series’ criterion for investment, it may not be included for one or more reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Code). To this extent, the Advisor will exercise discretion and consideration which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P 500® Index). The Advisor will also exercise discretion in determining the allocation of investments between Approved Markets.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio K

The investment objective of DFA One-Year Fixed Income Portfolio K is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The DFA One-Year Fixed Income Portfolio K invests all of its assets in The DFA One-Year Fixed Income Series of the Trust (the “One-Year Fixed Income Series”), which has the same investment objective and policies as the Portfolio. The One-Year Fixed Income Series will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the One-Year Fixed Income Series will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. As a non-fundamental policy, under normal circumstances, the DFA One-Year Fixed Income Series will invest at least 80% of its net assets in fixed income securities and maintain a weighted average portfolio maturity that will not exceed one year. If the DFA One-Year Fixed Income Series changes this investment policy, DFA One-Year Fixed Income Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The One-Year Fixed Income Series principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The One-Year Fixed Income Series will concentrate its investments in obligations of U.S. and foreign banks and bank holding companies if particular conditions occur (see “Investments in the Banking Industry”).

DFA Two-Year Global Fixed Income Portfolio K

The investment objective of DFA Two-Year Global Fixed Income Portfolio K is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Portfolio K invests all of its assets in The DFA Two-Year Global Fixed Income Series of the Trust (the “Two-Year Global Fixed Income Series”). The Two-Year Global Fixed Income Series will have the same investment objective and policies as the Portfolio. The Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in “Description of Investments,” securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Two-Year Global Fixed Income Series intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the DFA Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If the DFA Two-Year Global Fixed Income Series changes this investment policy, DFA Two-Year Global Fixed Income Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Because many of the Two-Year Global Fixed Income Series investments will be denominated in foreign currencies, the Two-Year Global Fixed Income Series will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. The Two-Year Global Fixed Income Series will concentrate its investments in obligations of U.S. and foreign banks and bank holding companies if particular conditions occur (see “Investments in the Banking Industry”).

Description of Investments

The following is a description of the categories of investments that may be acquired by the One-Year Fixed Income and Two-Year Global Fixed Income Series (collectively, the “Fixed Income Master Funds”).

Permissible Categories:
One-Year Fixed Income Series	1-6, 8
Two-Year Global Fixed Income Series	1-10

1.	U.S. Government Obligations—Debt securities issued by the U.S. Treasury that are direct obligations of the U.S. government, including bills, notes and bonds.

2.	U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including Fannie Mae, Federal Home Loan Bank and the Federal Housing Administration.

3.	Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), that are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Services, Inc. (“Moody’s”) or A-l by S&P and dollar-denominated obligations of foreign issuers issued in the United States. If the issuer’s commercial paper is unrated, then the debt security must be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4.	Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5.	Commercial Paper—Rated, at the time of purchase, A-l or better by S&P or Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P, and having a maximum maturity of nine months.

6.	Repurchase Agreements—Instruments through which the Fixed Income Master Funds purchase securities (“underlying securities”) from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the underlying securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. A Fixed Income Master Fund will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of such Master Fund’s total assets would be so invested. The Master Funds will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the underlying securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.	Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8.	Supranational Organization Obligations—Debt securities of supranational organizations, such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9.	Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.

10.	Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

The categories of investments that may be acquired by the Fixed Income Master Funds may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

The Fixed Income Master Funds will invest more than 25% of their respective total assets in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. The Portfolios that invest in the Fixed Income Master Funds, the DFA One-Year Fixed Income Portfolio K and DFA Two-Year Global Fixed Income Portfolio K, each have the same policy. This policy can only be changed by a vote of shareholders. Investments in the Fixed Income Master Funds will not be considered investments in the banking industry so that a Portfolio may invest all or substantially all of its assets in its respective Master Fund. When investment in such obligations exceeds 25% of the total net assets of any of the Fixed Income Master Funds, such Master Fund will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, neither the One-Year Fixed Income Series nor the Two-Year Global Fixed Income Series is concentrating its investments in the banking industry.

The types of bank and bank holding company obligations in which the Fixed Income Master Funds may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet each Master Fund’s established credit rating criteria as stated under “Description of Investments.” In addition, the Fixed Income Master Funds are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Portfolio Strategy

The Fixed Income Master Funds will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Fixed Income Master Funds will be chosen with a view to maximizing anticipated returns, net of trading costs.

Portfolio Turnover

The Fixed Income Master Funds are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fixed Income Master Funds acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of either Fixed Income Master Fund will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short-term instruments.

The Two-Year Global Fixed Income Series engages in frequent trading of portfolio securities. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

PORTFOLIO TRANSACTIONS—EQUITY PORTFOLIOS

With respect to the Master Funds in which the Domestic and International Equity Portfolios invest, investments will generally be made in eligible securities on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities that have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered appropriate holdings in light of the investment policy of each Portfolio.

SECURITIES LOANS

All of the Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of the Master Fund. For information concerning the revenue generated by securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33% of the value of a Master Fund’s total assets. In connection with such loans, a Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, Dimensional Investment Group Inc. (the “Fund”) or the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. While the Portfolios are also authorized to lend portfolio securities, as long as the Portfolios only hold shares of their corresponding Master Funds, the Portfolios do not intend to lend those shares.

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

The portfolio structures of the Large Cap Value, XM Value, U.S. Small Cap and International Value Series involve market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Advisor intends to purchase securities in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of a Master Fund’s assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. With regard to the U.S. Small Cap Series, a further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. (The XM Value Series may purchase common stocks in the bottom 2.5% of total market capitalization at times when it is advantageous to do so.) In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See “PURCHASE OF SHARES—In-Kind Purchases.”) While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by each Master Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio’s holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

MANAGEMENT OF THE FUNDS

The Advisor serves as investment advisor to each Master Fund. As such, the Advisor is responsible for the management of each Master Fund’s assets. Investment decisions for the Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization may charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization. For the fiscal year ended November 30, 2002, each Master Fund paid advisory fees, as a percentage of its average net assets, as set forth below:

U.S. Large Company Series	0.025%
U.S. Large Cap Value Series	0.10%
U.S. XM Value Series	0.10%
U.S. Small Cap Series	0.03%
International Value Series	0.20%
Emerging Markets Series	0.10%
One-Year Fixed Income Series	0.05%
Two-Year Global Fixed Income Series	0.05%

The Fund and Trust bear all of their own costs and expenses, including: services of their independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund that are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust that are not allocable to a particular Master Fund are to be borne by each Master Fund on the basis of its relative net assets.

The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $32 billion. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”).

Consulting Services—DFA International Value Master Fund and Emerging Markets Master Fund

The Advisor has entered into a Consulting Services Agreement with DFAL and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to DFA International Value and Emerging Markets Series.

Shareholder Services

On behalf of each Portfolio, the Advisor enters into agreements with service agents to provide shareholder servicing, recordkeeping, account maintenance and other services to 401(k) plan shareholders and their plan participants. From the administration fee it receives from each Portfolio, the Advisor pays such service agents in an amount up to 0.25% of each Portfolio’s average net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the policy of the U.S. Small XM Value Portfolio K, U.S. Small Cap Portfolio K and Emerging Markets Portfolio K is to distribute substantially all of their net investment income, together with any net realized capital gains, in December of each year. Dividends from net investment income of U.S. Large Company Portfolio K, U.S. Large Cap Value Portfolio K and DFA International Value Portfolio K are distributed quarterly (on a calendar basis), and any net realized capital gains are distributed annually after November 30. Net investment income, which is accrued daily, will be distributed monthly (except for January) by DFA One-Year Fixed Income Portfolio K, and quarterly by DFA Two-Year Global Fixed Income Portfolio K. Any net realized capital gains of the Fixed Income Portfolios will be distributed annually after the end of the fiscal year.

Shareholders of each Portfolio will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes. In addition, the sale or redemption by a 401(k) plan of a Portfolio’s shares will not be subject to federal income taxes.

Dividends declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

For calendar year 2003, a Portfolio is required to withhold 30% of taxable dividends, capital gains distributions and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. The withholding rate is 29% for calendar years 2004 and 2005. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS

The Portfolios are sold only to 401(k) plans and other similar retirement plans. In order to keep costs to the Fund to a minimum, a 401(k) plan sponsor or its agent, when opening an account, must consent to the acceptance of all shareholder information about the Portfolios in which the 401(k) plan invests through e-mail and access to the Portfolios’ website at www.dfafunds.com. The 401(k) plan sponsor or its agent will be notified when a prospectus amendment or annual or semi-annual report has been made available on the Portfolios’ website. Confirmations and monthly statements will initially be delivered on paper but may, in the future, be delivered electronically.

The Portfolios may choose to deliver paper versions of shareholder information in certain circumstances at no extra cost to the plan. Currently, the SEC requires an investor in the Portfolios be offered the opportunity to revoke its consent to receive shareholder information (including prospectuses and annual and semi-annual reports) electronically. In order to revoke a prior consent, a 401(k) plan sponsor may call the Fund collect at (310) 395-8005, or write to the Fund at Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. After consent is revoked, the Fund will send the 401(k) plan a set of paper documents at no charge. If the SEC allows shareholders who have revoked their consent to be charged for paper delivery of shareholder information, the Fund may notify 401(k) plan sponsors or their agents that the Fund will charge a plan that has revoked its consent a fee of up to $15 per year, per set of copies delivered, to cover the costs of printing, shipping and handling paper versions of shareholder information available on the Portfolios’ website.

The Portfolios’ website address is www.dfafunds.com. The current prospectus and recent shareholder reports of the Portfolios will be readily available for viewing and printing on the website.

PURCHASE OF SHARES

Purchases through 401(k) Plans

Shares of the Portfolios are sold only to 401(k) plans and other similar retirement plans. Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-

term market fluctuations. The Portfolios may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolios believe are made on behalf of market timers. The Portfolios and their agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolios. If your 401(k) plan permits exchange purchases, these purchases are also subject to these limitations. The Portfolios may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the corresponding Master Funds or otherwise represented in their portfolios as described in this prospectus or in exchange for local currencies in which such securities of the DFA International Value Series, Emerging Markets Series and DFA Two-Year Global Fixed Income Series are denominated. Securities and local currencies accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the DFA International Value K, Emerging Markets K or DFA Two-Year Global Fixed Income K Portfolios with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Fund in which the Portfolio invests and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset value of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of the respective Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by the Master Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Master Funds value such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering price, as appropriate, for purchase orders placed at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. To the extent that a Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Trustees, than would a fund that holds a smaller number of securities. The U.S. Small Cap Series is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. The net asset values per share of the DFA International Value Series, Emerging Markets Series and Two-Year Global Fixed Income Series are expressed in U.S. dollars by translating the net assets of each Master Fund using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

The value of the shares of the Fixed Income Master Funds will tend to fluctuate with interest rates because, among other factors, unlike money market funds, the Fixed Income Master Funds do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. In addition, changes in the creditworthiness of an issuer may affect the value of its debt and thus, a Fixed Income Master Fund’s net asset value. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded OTC and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities this ordinarily will be the OTC market. Securities held by the Fixed Income Master Funds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by those Master Funds that invest in such securities are determined as of such times for the purpose of computing the net asset values of the Master Funds and their corresponding Portfolios. If events which materially affect the value of the investments of a Master Fund occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above. Since the International Value Series and Emerging Markets Series own securities that are primarily listed on foreign exchanges which may trade on days when the Master Funds and Portfolios do not price their shares, the net asset values of the DFA International Value Portfolio and Emerging Markets Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Series in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the valuation of the securities. For example, the Emerging Markets Series might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Master Fund may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Master Fund to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains. As a result, the valuation of particular securities at any one time may depend materially upon the assumptions that the Master Fund makes at that time concerning the anticipated holding period for the securities. Absent special circumstances as determined by the Board of Trustees of the Master Fund, it is presently intended that the valuation of such securities will be based upon the assumption that they will be held for at least the amount of time necessary to avoid higher tax rates or penalties and currency repatriation restrictions. However, the use of such valuation standards will not prevent the Master Fund from selling such securities in a shorter period of time if the Advisor considers the earlier sale to be a more prudent course of action. Revision in valuation of those securities will be made at the time of the transaction to reflect the actual sales proceeds inuring to the Master Fund.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

Public Offering Price

Provided that PFPC Inc., the Fund’s transfer agent, or the service agent designated under a 401(k) plan has received the investor’s instructions in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value calculated next after receipt of the investor’s funds by the custodian. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

EXCHANGE OF SHARES

Provided such transactions are permitted under an employer’s 401(k) plan, plan participants may exchange shares of one Portfolio described in this prospectus for shares in one or more of the other Portfolios described in this prospectus by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact your employer or the service agent of your plan for further information.

REDEMPTION OF SHARES

401(k) Plan Participant Redemption Procedure

A participant in a 401(k) plan who desires to redeem shares of a Portfolio must furnish a redemption request to the service agent designated under the 401(k) plan in the form required by such service agent. The service agent will adopt procedures approved by Fund management for transmitting redemption orders.

401(k) Plan Redemption Procedure

A 401(k) plan that desires to redeem shares of a Portfolio must furnish a redemption request to the Fund. Each Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request in good order by PFPC Inc. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

A 401(k) plan redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion; a 401(k) plan may request overnight delivery of such check at the plan’s own expense. If the proceeds are wired to the plan’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the plan’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

In-Kind Redemptions

When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The DFA International Value Portfolio K, Emerging Markets Portfolio K and DFA Two-Year Global Fixed Income Portfolio K reserve the right to redeem their shares in the currencies in which their corresponding Master Funds’ investments are denominated. Investors may incur brokerage charges and other transaction costs selling securities and converting currencies which were received in payment of redemptions. Also, the value of the securities may be affected by currency exchange fluctuations.

THE MASTER-FEEDER STRUCTURE

Other institutional investors, including other mutual funds, may invest in each Master Fund, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, the Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund corresponding to the U.S. Small Cap, DFA One-Year Fixed Income, DFA Two-Year Global Fixed Income, U.S. Small XM Value, U.S. Large Cap Value and DFA International Value Portfolios may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolios. Any net capital gains so realized will be distributed to such a Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue 11th Floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Custodian PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809

Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809
Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Other Available Information

You can find more information about the Fund and the Portfolios in the Fund’s Statement of Additional Information (“SAI”). You can find more information about the Trust and the Master Funds in the Trust’s Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Master Funds in their last fiscal year. The Portfolios are new so the Fund’s reports do not yet include any information about them.

To obtain documents:

•	Access them on the Fund’s web site at www.dfafunds.com.

•	If you represent a 401(k) plan sponsor or other qualifying retirement plan, call collect at (310) 395-8005.

•	Access them on the EDGAR database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

P R O S P E C T U S

March 30, 2003

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios.

The Portfolio described in this Prospectus: • Has its own investment objective and policies, and is the equivalent of a separate mutual fund. • Is generally only available to institutional investors,

retirement plans and clients of registered investment advisors. • Does not charge a sales commission or “load.” • Is designed for long-term investors.

• Requires a minimum initial purchase of $100 million.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class selection (e.g. S&P 500® stocks), not stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. The Portfolio buys a Master Fund that is an index fund. Its criteria for holding a stock is whether the stock is in the S&P 500® Index.

No Market Timing or Stock Picking: Because the Master Fund is an index fund, the Advisor does not take defensive positions in anticipation of negative investment conditions, or try to pick potentially outperforming securities.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities and the Master Fund that owns them, and, in turn, the Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Investment Objective, Strategy and Risks

F    About the S&P 500 Index: The Standard & Poor’s 500 Composite Stock Price Index is market capitalization weighted. Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall.

Investment Objective: Produce returns similar to those of the S&P 500® Index.

Investment Strategy: Buy shares of a Master Fund that invests in the S&P 500® Index stocks in about the same proportions as they are found in the S&P 500® Index.

Other Risks
Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If it does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

1

Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.

2

FEES AND EXPENSES

The tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2002.

Management Fee	0.075%
Other Expenses	0.095%

Total Annual Operating Expenses	0.17%
Fee Waiver	0.05	%**

Net Expenses	0.12	%***

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

**	Pursuant to the Expense Waiver and Assumption Agreement for the U.S. Large Company Institutional Index Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) exceed 0.10% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s total direct and indirect expenses to exceed 0.10% of its average net assets on an annualized basis. The U.S. Large Company Institutional Index Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

***	Prior to the institution of the contractual waiver described above first instituted for the period of April 1, 2002 to April 1, 2003, the Portfolio was subject to a voluntary fee waiver arrangement in which the Advisor and other service providers to the Portfolio and Master Fund agreed to waive certain fees and to assume expenses of the Portfolio to the extent necessary to keep the cumulative expenses to not more than 0.10% of the average net assets of the Portfolio on an annualized basis. Under this prior arrangement, the actual “Net Expenses” of the Portfolio for the fiscal year ended November 30, 2002 were 0.10%.

3

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 12	$ 50	$ 91	$212

The Example summarizes the aggregate estimated annual operating expenses before any waivers of both the Portfolio and Master Fund. The costs for the Portfolio reflect the “Net Expenses” for the Portfolio that result from the contractual fee waiver, in the first year only.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The U.S. Large Company Series	$153,000	0.01%

4

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides the Portfolio with administrative services and serves as investment advisor to the Master Fund. (See “MANAGEMENT OF THE PORTFOLIO.”)

Dividend Policy

The Portfolio distributes dividends from its net investment income quarterly and any realized net capital gains are distributed annually after November 30th. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The minimum initial purchase requirement for the Portfolio’s shares is $100,000,000. There is no minimum purchase requirement for subsequent purchases. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

Investment Objective and Policies

U.S. Large Company Institutional Index Portfolio seeks, as its investment objective, to approximate the investment performance of the S&P 500® Index, in terms of its total investment return. The Portfolio invests all of its assets in The U.S. Large Company Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the same proportions as they are represented in the Index. The amount of each stock purchased for the Master Fund, therefore, will be based on the issuer’s respective market capitalization. The S&P 500® Index is comprised of a broad and diverse group of stocks most of which are traded on the New York Stock Exchange (“NYSE”). Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. Under normal market conditions, at least 95% of the Master Fund’s assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, The U.S. Large Company Series will invest at least 80% of its net assets in U.S. large company securities by investing in all of the stocks that comprise the S&P 500® Index in approximately the same proportions as they are represented in the Index. If The U.S. Large Company Series changes this investment policy, U.S. Large Company Institutional Index Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Master Fund may also acquire stock index futures contracts and options thereon in order to commit funds awaiting investment in stocks or maintain cash liquidity. To the extent that it invests in stock index futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase such futures contracts or options if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such contracts or options.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Master Fund’s shares.

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STANDARD & POOR’S INFORMATION AND DISCLAIMERS

Neither the Portfolio nor the Master Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s Rating Group, a Division of The McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or the Master Fund or any member of the public regarding the advisability of investing in securities generally or in the Portfolio or the Master Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the Portfolio or the Master Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the Portfolio or the Master Fund. S&P has no obligation to take the needs of the Portfolio, the Master Fund or their respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P, is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the Master Fund or the issuance or sale of the Portfolio or the Master Fund or in the determination or calculation of the equation by which the Portfolio or the Master Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio or the Master Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PORTFOLIO TRANSACTIONS

For both the Portfolio and the Master Fund, investments will generally be made in eligible securities on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held.

Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgement, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Portfolio and Master Fund.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned

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securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, it is responsible for the management of its assets. The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2002, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $32 billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bear all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the costs of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes substantially all net investment income quarterly (on a calendar basis) and any realized net capital gains are distributed annually after November 30th.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless upon written notice to the Advisor, the shareholder selects one of the following options:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction. The portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Master Fund from domestic (U.S.) sources.

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For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

Dividends which are declared in November or December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of Portfolio shares. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

For calendar year 2003, the Portfolio is required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS regulations concerning taxpayer identification numbers. The withholding rate is 29% for calendar years 2003 and 2004. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Investors may purchase shares of the Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit an Account Registration Form.

The minimum initial purchase requirement for the Portfolio’s shares is $100,000,000. Once the minimum purchase requirement is satisfied, further investments in the Portfolio are not subject to any minimum purchase requirement. The Fund reserves the right to reduce or waive the minimum investment requirement, to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to the custodian, for the account of Dimensional Investment Group Inc. (U.S. Large Company Institutional Index Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares by check should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

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Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is designed for long-term investors, and is not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolio believes are made on behalf of market timers. The Portfolio and its agents reserve the right to reject any purchase request by any investor indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. Exchange purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolio may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Master Fund or otherwise represented in its portfolio as described in this prospectus. Securities accepted by the Fund for exchange and shares of the Portfolio to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.

The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Fund under the Securities Act of 1933 or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. The net asset values will not be calculated on days the NYSE is closed, including national holidays. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, the

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Master Fund values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

Public Offering Price

Provided that the Advisor or transfer agent has received the investor’s Account Registration form in good order and the custodian has received the investor’s payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the investor’s funds by the custodian. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration form and any additional supporting legal documentation required by the Advisor have been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange shares of the Portfolio for those of another portfolio in the Fund or a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end, management investment company. Investors should first contact the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then complete an Exchange Form and mail it to:

Dimensional Investment Group Inc.

Attn: Client Operations

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors may contact the Advisor at the above-listed phone number for a list of those portfolios of DFAIDG that accept exchanges.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund or DFAIDG, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of the Fund or DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order”

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means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund or DFAIDG may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.

Redeeming shareholders who have authorized redemption payment by wire on an authorization form filed with the Fund, may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to shareholders. No charge is made by the Fund for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for further investments. (See “PURCHASE OF SHARES.”)

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

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In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the period of the Portfolio’s operation. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Sept. 23 to Nov. 30, 1999
Net Asset Value, Beginning of Period	$8.94	$10.31	$10.87	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.11	0.11	0.11	0.02
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.58)	(1.37)	(0.57)	0.85

Total from Investment Operations	(1.47)	(1.26)	(0.46)	0.87

Less Distributions
Net Investment Income	(0.11)	(0.11)	(0.10)	—
Net Realized Gains	—	—	—	—

Total Distributions	(0.11)	(0.11)	(0.10)	—

Net Asset Value, End of Period	$7.36	$8.94	$10.31	$10.87

Total Return	(16.61)%	(12.31)%	(4.28)%	8.70	%#
Net Assets, End of Period (thousands)	$305,408	$219,629	$174,078	$55,887
Ratio of Expenses to Average Net Assets(1)	0.10%	0.10%	0.10%	0.10	%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses)(1)	0.17%	0.16%	0.17%	0.35	%*
Ratio of Net Investment Income to Average Net Assets	1.49%	1.22%	1.07%	1.20	%*
Ratio of Net Investment Income to Average Net Assets (excluding waivers and assumption of expenses)	1.42%	1.16%	1.00%	0.95	%*
Portfolio Turnover Rate	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	11%	8%	8%	4	%(a)

*	Annualized

#	Non-Annualized

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.

(a)	For the year ended November 30, 1999.

N/A	Refer to the respective Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

Request free copies from:

•	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

•	Your account service provider—if you are a client or member of an institution offering the Portfolio.

•	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

•	Access current prospectuses on our web site at http://www.dfafunds.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330)

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033103-006

P R O S P E C T U S

March 30, 2003

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to retirement benefit plans.

•  Does not charge a sales commission or “load”.  •  Is designed for long-term investors.

DFA INTERNATIONAL SMALL COMPANY PORTFOLIO V

DFA EMERGING MARKETS PORTFOLIO V

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolios Have Special Structures: The DFA International Small Company Portfolio V (“International Small Company V”) is a “fund-of-funds,” which means that International Small Company V does not buy securities directly, but rather, the Portfolio allocates its assets among other mutual funds called “Master Funds.” The DFA Emerging Markets Portfolio V (“Emerging Markets V”) is a “Feeder Portfolio,” and Emerging Markets V also does not buy individual securities directly. Instead, as a Feeder Portfolio, Emerging Markets V invests in one corresponding Master Fund. Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for International Small Company V and the Master Funds. (A Feeder Portfolio does not need an investment manager.)
Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

F    Market capitalization means the number of shares of a company’s stock outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, stocks of smaller non-U.S. companies).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks so the portfolio is generally market capitalization weighted.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Master Funds that own them, and, in turn, the Portfolios, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money.

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Investment Objectives, Strategies and Risks

DFA International Small Company Portfolio V

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Invest in the Japanese Small Company Series, Pacific Rim Small Company Series, United Kingdom Small Company Series, and Continental Small Company Series (collectively referred to as the “International Small Company Master Funds”) of The DFA Investment Trust Company (the “Trust”). The International Small Company Master Funds use a market capitalization weighted approach to buy small company stocks in a specific country or region.

F The Portfolios’ foreign currency risks generally are not hedged. F “Emerging Markets” are countries with less developed economies not yet at the level of the world’s mature economies.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Master Funds in which the Portfolios invest generally do not hedge foreign currency risk.

DFA Emerging Markets Portfolio V

•        Investment objective: Long-term capital appreciation.

•        Investment Strategy: Invest in a Master Fund that buys stocks of larger emerging markets companies.

Emerging Markets Risk: Numerous emerging market countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. Risks generally associated with foreign securities and currencies also apply.

Other Risks
Securities Lending:

The Master Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. If the Master Funds do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

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Risk and Return Bar Charts and Tables
International Small Company V and Emerging Markets V are new funds, and therefore, do not have performance records.

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FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES (1)

(expenses that are deducted from Portfolio assets)

DFA INTERNATIONAL SMALL COMPANY PORTFOLIO V (2)
Management Fee	0.25%
Other Expenses	0.31%

Total Annual Fund Operating Expenses	0.56%

DFA EMERGING MARKETS PORTFOLIO V (3)
Management Fee	0.10%
Other Expenses	0.48%

Total Annual Fund Operating Expenses	0.58%

(1)	The Total Annual Fund Operating Expenses listed for each Portfolio do not include any fees or expenses that may be charged by a plan administrator.

(2)	With respect to International Small Company V, the amount set forth under “Management Fee” reflects an administrative fee of 0.15% and the Portfolio’s portion of the management fee of each corresponding International Small Company Master Fund, which is equal to 0.10% of the average net assets of such Master Fund on an annual basis; the amounts set forth under “Other Expenses” and “Total Operating Expenses” also reflect the indirect payment of a portion of the expenses of the International Small Company Master Funds. The amount set forth in “Other Expenses” is an annualized estimate that represents the aggregate amount that will be payable by both the Master Funds and the Portfolio through the fiscal year ending November 30, 2003.

(3)	The amount of the “Management Fee” is the investment management fee payable by the Master Fund. Emerging Markets Portfolio V does not pay a separate investment management fee or an administration fee to the Advisor. The amount set forth in “Other Expenses” is an annualized estimate that represents the aggregate amount that will be payable by both the Master Fund and the Portfolio through the fiscal year ending November 30, 2003.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 Year	3 Years
International Small Company V	$57	$179
Emerging Markets V	$59	$186

The Example summarizes the aggregate annual operating expenses of both the Portfolios and the corresponding Master Funds in which the Portfolios invest. The Portfolios are new, and therefore, the above Example is based on estimated expenses for the current fiscal year and does not extend over five and ten-year periods.

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SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, the Series received the following net revenue from a securities lending program that constituted a percentage of the Series’ average daily net assets (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
Japanese Small Company Series	$559,000	0.27%
Pacific Rim Small Company Series	108,000	0.08
United Kingdom Small Company Series	2,000	0.00
Continental Small Company Series	359,000	0.15

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides each Portfolio with administrative services and also serves as investment advisor to International Small Company V and each Master Fund. (See “MANAGEMENT OF THE PORTFOLIOS.”)

Dividend Policy

Each Portfolio generally distributes dividends from its net investment income, together with any net realized capital gains, in December of each year. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of each Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund(s) in which the Portfolio invests. The redemption price of a share of each Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

Electronic Shareholder Information

The Portfolios are designed for on-line investors, in order to keep costs to a minimum. To receive information electronically, an investor, when opening an account, may consent to the acceptance of all shareholder information (prospectuses and shareholder reports) about the Portfolios through e-mail and access to the Portfolios’ website at www.dfafunds.com. An investor may later revoke his consent by requesting paper versions of shareholder information (see “ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS”).

INVESTMENT OBJECTIVES AND POLICIES

DFA INTERNATIONAL SMALL COMPANY PORTFOLIO V

The investment objective of International Small Company V is to achieve long-term capital appreciation. International Small Company V seeks to achieve its investment objective by investing virtually all of its assets in up to four funds, the Japanese Small Company, Pacific Rim Small Company, United Kingdom Small Company and Continental Small Company Series (together, the “International Small Company Master Funds”) of The DFA Investment Trust Company (the “Trust”), in such relative proportions as determined by the Advisor from time to time. The International Small Company Master Funds have the same investment objectives as International Small Company V, and pursue their investment objectives by investing in small Japanese, Pacific Rim, United Kingdom and European companies, respectively. Company size will be determined solely on the basis of a

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company’s market capitalization, which will be calculated by multiplying the number of outstanding shares of the company that are similar to domestic common stocks by the price of the company’s stock.

The Advisor believes that, over the long term, the investment performance of small companies is superior to large companies and that investment in International Small Company V is an effective way to improve global diversification. Investors who, for a variety of reasons, may choose not to make substantial, or any, direct investment in companies whose securities will be held by the International Small Company Master Funds, may participate in the investment performance of these companies through ownership of International Small Company V’s stock.

Portfolio Construction

For a complete description of the investment objectives and policies, portfolio structure and transactions for each International Small Company Master Fund, see “International Small Company Master Funds—Investment Objectives and Policies.” International Small Company V is designed for investors who wish to achieve their investment objective of capital appreciation by participating in the investment performance of a broad range of equity securities of Japanese, Pacific Rim, United Kingdom and European small companies.

International Small Company V expects to invest in the shares of the International Small Company Master Funds within the following percentage investment ranges:

International Small Company Master Funds	Investment Range
Japanese Small Company Series	20-45%
Pacific Rim Small Company Series	0-25%
United Kingdom Small Company Series	5-25%
Continental Small Company Series	20-45%

The allocation of the assets of International Small Company V to be invested in the International Small Company Master Funds will be determined by the Advisor on at least a semi-annual basis. In setting the target allocation, the Advisor will first consider the market capitalizations of all eligible companies in each of the International Small Company Master Funds. The Advisor will calculate the market capitalizations for each International Small Company Master Fund in the manner described under “INTERNATIONAL SMALL COMPANY MASTER FUNDS—INVESTMENT OBJECTIVES AND POLICIES.” The Advisor expects to change the relative weights ascribed to each International Small Company Master Fund, based on the Advisor’s updated market capitalization calculations, when it determines that fundamental changes in the relative values ascribed by market forces to each relevant geographic area have occurred. To maintain target weights during the period, adjustments may be made by applying future purchases by International Small Company V in the proportion necessary to rebalance the investment portfolio of International Small Company V. As of the date of this Prospectus, the target allocations for investment by International Small Company V in the International Small Company Master Funds are: Japanese Small Company Series—29%; Pacific Rim Small Company Series—14%; United Kingdom Small Company Series—15%; and Continental Small Company Series—42%. The Advisor may change the target allocations from time to time in its sole discretion. As a non-fundamental policy, under normal circumstances, International Small Company V, through its investments in the International Small Company Master Funds, will invest at least 80% of its net assets in securities of small companies. If International Small Company V changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change its name.

INTERNATIONAL SMALL COMPANY MASTER FUNDS – INVESTMENT OBJECTIVES AND POLICIES

Japanese Small Company Series

The Japanese Small Company Series of the Trust (the “Japanese Series”) generally will invest in a broad and diverse group of readily marketable stocks of Japanese small companies that are traded in the Japanese securities markets. As a non-fundamental policy, under normal circumstances, the Japanese Series will invest at

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least 80% of its net assets in securities of Japanese small companies. If the Japanese Series changes this investment policy, the Japanese Series will notify shareholders at least 60 days in advance of the change, and will change the name of the Series. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of Japanese operating companies traded on selected exchanges to be small companies. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% was approximately $470 million, or below.

The Japanese Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Japanese Series intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis. (See “Portfolio Construction of the International Small Company Master Funds.”)

Pacific Rim Small Company Series

The Pacific Rim Small Company Series of the Trust (the “Pacific Rim Series”) generally will invest in stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. As of the date of this Prospectus, the Pacific Rim Series is authorized to invest in Pacific Rim small companies in Australia, New Zealand, Hong Kong and Singapore. As a non-fundamental policy, under normal circumstances, the Pacific Rim Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries. If the Pacific Rim Series changes this investment policy, the Pacific Rim Series will notify shareholders at least 60 days in advance of the change, and will change the name of the Series. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of operating companies in approved countries traded on selected exchanges to be small companies. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% was approximately $272 million, or below.

The Pacific Rim Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Pacific Rim Series intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis within each country. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Pacific Rim Series of holdings in a particular country. (See “Portfolio Construction of the International Small Company Master Funds.”)

United Kingdom Small Company Series

The United Kingdom Small Company Series of the Trust (the “United Kingdom Series”) generally will invest in a broad and diverse group of readily marketable stocks of United Kingdom small companies that are traded principally on the London Stock Exchange. As a non-fundamental policy, under normal circumstances, the United Kingdom Series will invest at least 80% of its net assets in securities of United Kingdom small companies. If the United Kingdom Series changes this investment policy, the United Kingdom Series will notify shareholders at least 60 days in advance of the change, and will change the name of the Series. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of United Kingdom operating companies traded on selected exchanges to be small companies. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% was approximately $1234 million, or below.

The United Kingdom Series will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000. The United Kingdom Series intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis. (See “Portfolio Construction of the International Small Company Master Funds.”)

Continental Small Company Series

The Continental Small Company Series of the Trust (the “Continental Series”) generally will invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain

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European countries. The countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, and Switzerland. As a non-fundamental policy, under normal circumstances, the Continental Series will invest at least 80% of its net assets in securities of small companies located in continental Europe. If the Continental Series changes this investment policy, the Continental Series will notify shareholders at least 60 days in advance of the change, and will change the name of the Series. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of operating companies in approved countries traded on selected exchanges to be small companies. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% was approximately $1056 million, or below.

The Continental Series does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5,000,000. The Continental Series intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis within each country. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Continental Series of holdings in a particular country. (See “Portfolio Construction of the International Small Company Master Funds.”)

Portfolio Construction of the International Small Company Master Funds

The International Small Company Master Funds are market capitalization weighted. That is, each security is generally purchased based on the issuer’s relative market capitalization. In this way, the amount of a particular security owned by an International Small Company Master Fund is approximately keyed to that security’s market capitalization compared to all securities eligible for purchase. The following discussion applies to the investment policies of the International Small Company Master Funds.

The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country, except that with respect to the Continental and Pacific Rim Series, such determination shall be made by reference to other companies located in all countries in which those Series invest. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates, except that each of the Continental and Pacific Rim Series will measure company size in terms of a common currency. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor’s judgment, the issuer is in extreme financial difficulty; (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition; or (iii) a significant portion of the issuer’s securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as part of a merger, consolidation or acquisition of assets).

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities that had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

Deviation from Market Capitalization Weighting

The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines, in its best judgment, that other conditions exist that make the purchase of such stock for the International Small Company Master Funds inappropriate.

Deviation from market capitalization weighting also will occur because the International Small Company Master Funds intend to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative

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amount of any security held by the International Small Company Master Funds may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the International Small Company Master Funds’ assets may be invested in interest-bearing obligations, such as money market instruments, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the International Small Company Master Funds’ investment objectives. A further deviation from market capitalization weighting may occur if the International Small Company Master Funds invest a portion of their assets in convertible debentures.

The International Small Company Master Funds may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. In addition, each International Small Company Master Fund may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See “In-Kind Purchases.”) While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the International Small Company Master Funds.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase by the International Small Company Master Funds take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of companies whose stock are eligible for investment by each International Small Company Master Fund. Only common stocks whose market capitalizations are equal to or more than the minimum on such list will be purchased by the International Small Company Master Funds. Additional investments will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of an International Small Company Master Fund’s holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.

DFA EMERGING MARKETS PORTFOLIO V

The investment objective of Emerging Markets V is to achieve long-term capital appreciation. Emerging Markets V pursues its objective by investing all of its assets in the Emerging Markets Series of the Trust, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series invests in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). The Series invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (“OTC”) markets. These exchanges or OTC markets may be either within or outside the issuer’s domicile country, and the securities may be listed or traded in the form of International Depository Receipts (“IDRs”) or American Depository Receipts (“ADRs”).

The Emerging Markets Series will seek a broad market coverage of larger companies within each Approved Market. The Series will attempt to own shares of companies whose aggregate overall share of the Approved Market’s total public market capitalization is at least in the upper 40% of such capitalization, and can be as large as 90%. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies.

The Emerging Markets Series may not invest in all such companies or Approved Markets or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets (e.g., restrictions on purchases by foreigners), and the Series’ policy not to invest more than 25% of its assets in any one industry.

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As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in this Prospectus as Approved Market securities. If the Emerging Market Series changes this investment policy, Emerging Markets V will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. Approved Market securities are defined to be (a) securities of companies organized in a country in an Approved Market or for which the principal trading market is in an Approved Market; (b) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (c) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (d) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets; and (e) Approved Markets equity securities in the form of depositary shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities so long as the Advisor believes at the time of investment that the value of the company’s securities will reflect principally conditions in Approved Markets.

The Advisor defines the term “emerging market” to mean a country which is considered to be an emerging market by the International Finance Corporation. Approved Markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series. The Emerging Markets Series may continue to hold emerging market securities that are no longer designated as Approved Markets by the Investment Committee of the Advisor.

As of the date of this Prospectus, the following countries are designated as Approved Markets: Brazil, Chile, Hungary, Indonesia, Israel, Korea, Malaysia, Mexico, the Philippines, Poland, Republic of China (Taiwan), Thailand and Turkey. Countries that may be approved in the future include, but are not limited to, Argentina, Colombia, Czech Republic, Egypt, India, Republic of South Africa and Venezuela.

Pending the investment of new capital in Approved Market equity securities, the Emerging Markets Series will typically invest in money market instruments or other highly liquid debt instruments denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, the Emerging Markets Series may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Series does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances.

The Emerging Markets Series also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for the Emerging Markets Series to establish a wholly-owned subsidiary or a trust for the purpose of investing in the local markets.

Portfolio Construction

The Emerging Markets Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is

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measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be included in the Series for one or more of a number of reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended). To this extent, there will be the exercise of discretion and consideration by the Advisor which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P® 500 Index). The Advisor will also exercise discretion in determining the allocation of investments among Approved Markets.

For the purpose of converting U.S. dollars to another currency, or vice versa, or converting one foreign currency to another foreign currency, the Emerging Markets Series may enter into forward foreign exchange contracts. In addition, to hedge against changes in the relative value of foreign currencies, the Emerging Markets Series may purchase foreign currency futures contracts. The Emerging Markets Series will only enter into such a futures contract if it is expected that the Series will be able readily to close out such contract. There can, however, be no assurance that it will be able in any particular case to do so, in which case the Series may suffer a loss.

Securities, including those eligible for purchase, may be disposed of at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will not be sold to realize short-term profits. However, when circumstances warrant, they may be sold without regard to the length of time held.

SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to a Master Fund’s investment objective. For information concerning the revenue generated from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets. In connection with such loans, a Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Each Portfolio is also authorized to lend its portfolio securities. However, with respect to Emerging Markets V, to the extent it holds only shares of its corresponding Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to International Small Company V and to each Master Fund. As such, it is responsible for the management of their respective assets. Investment decisions for International Small Company V and the Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

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The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this Prospectus, assets under management total approximately $32 billion. For the fiscal year ended November 30, 2002, each Master Fund in which a Portfolio invests paid advisory fees, as a percentage of its average net assets, as set forth below:

Master Fund	Advisory Fees
Japanese Series	0.10%
Pacific Rim Series	0.10
United Kingdom Series	0.10
Continental Series	0.10
Emerging Markets Series	0.10

The Dimensional Investment Group Inc. (the “Fund”) and the Trust bear all of their own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are borne by each Portfolio on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are borne by each Master Fund on the basis of its relative net assets.

Consulting Services

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (formerly DFA Australia Ltd.) (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Master Funds. The Advisor controls DFAL and DFA Australia.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, each Portfolio distributes substantially all of its net investment income, together with any net realized capital gains, in December of each year.

Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a qualified, tax-deferred retirement plan, including plans described under Sections 401(a), 403(a), 403(b) and 457 of the Internal Revenue Code of 1986, as amended (a “tax-deferred retirement plan”), accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of a Portfolio’s shares will not be subject to federal income tax.

The Portfolios may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce the Portfolios’ income dividends paid to you.

For calendar year 2003, the Portfolios are required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. The withholding rate is 29% for calendar years 2004 and 2005. You may avoid this withholding requirement by providing and certifying on the account registration form your correct taxpayer identification number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

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The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolios.

ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS

The Portfolios are sold only to retirement benefit plans. In order to keep costs to the Fund to a minimum, an investor, when opening an account, may consent to the acceptance of all shareholder information about the Portfolios in which the investor invests through e-mail and access to the Portfolios’ website at www.dfafunds.com. The investor will be notified when a prospectus amendment or shareholder report has been made available on the Portfolios’ website. Confirmations and monthly statements will initially be delivered on paper but may, in the future, be delivered electronically.

The Portfolios may choose to deliver paper versions of shareholder information in certain circumstances. Currently, the SEC requires an investor in the Portfolios be offered the opportunity to revoke its consent to receive shareholder information (including prospectuses and shareholder reports) electronically. In order to revoke a prior consent, an investor may call the Fund collect at (310) 395-8005, or write to the Fund at Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. After consent is revoked, the Fund will send the investor a set of paper documents at no charge.

The Portfolios’ website address is www.dfafunds.com. The current prospectus and recent shareholder reports of the Portfolios will be readily available for viewing and printing on the website.

PURCHASE OF SHARES

Shares of the Portfolios are sold only to retirement benefit plans. Provided that shares of the Portfolios are available under a retirement benefit plan, shares may be purchased by following the procedures adopted by the retirement benefit plan sponsor and approved by Fund management for making investments. Investors who are considering an investment in the Portfolios should contact their retirement benefit plan sponsor for details. Plan administrators that purchase shares of a Portfolio for the accounts of plan participants may impose separate charges on those participants for account services. The Fund does not impose a minimum purchase requirement, but investors should determine whether their retirement benefit plan imposes a minimum transaction requirement.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolios may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolios believe are made on behalf of market timers. The Portfolios and their agents reserve the right to reject any purchase request by any investor or retirement benefit plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolios. If your retirement benefit plan permits exchange purchases, these purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolios may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Master Funds in which the Portfolios invest or otherwise represented in the portfolio of the

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Master Fund as described in this Prospectus or in exchange for local currencies in which such securities of the Master Funds are denominated. Securities and local currencies accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or the Master Fund in which that Portfolio invests) whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of either Portfolio with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Funds in which the Portfolios invest and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Funds under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Master Funds in which the Portfolios invest may not exceed 5% of the net assets of the Master Funds immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of each Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m PST) by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of stock of the Portfolio or Master Fund. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering price, as appropriate, for purchase orders placed at the close of the NYSE. The value of each Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund(s) in which the Portfolio invests.

Securities held by the Portfolios and Master Funds will be valued in accordance with applicable laws and procedures adopted by the Boards of Directors or Trustees (as applicable), and generally as described below. Securities which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Master Funds are determined as of such times for the purpose of computing the net asset value of such Master Fund. If events which materially affect the value of the foreign investments occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above. Since the Master

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Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Master Funds do not price their shares, the net asset value of a Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The net asset value per share of each Master Fund is expressed in U.S. dollars by translating the net assets of the Master Fund using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

Certain of the securities holdings of the Emerging Markets Series in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the valuation of the securities. For example the Emerging Markets Series might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Series may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Emerging Markets Series to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains. As a result, the valuation of particular securities at any one time may depend materially upon the assumptions that the Emerging Markets Series makes at that time concerning the anticipated holding period for the securities. Absent special circumstances as determined by the Board of Trustees, it is presently intended that the valuation of such securities will be based upon the assumption that they will be held for at least the amount of time necessary to avoid higher tax rates or penalties and currency repatriation restrictions. However, the use of such valuation standards will not prevent the Emerging Markets Series from selling such securities in a shorter period of time if the Advisor considers the earlier sale to be a more prudent course of action. Revision in valuation of those securities will be made at the time of the transaction to reflect the actual sales proceeds inuring to the Emerging Markets Series.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund are determined each day as of such close.

Public Offering Price

Provided that PFPC Inc., the Fund’s transfer agent, or the service agent designated under a retirement benefit plan, has received the investor’s investment instructions in good order and the Portfolio’s custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the payment by the custodian. The transfer agent of the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the sub-transfer agent. The only difference between a normal purchase and a purchase through a sub-transfer agent is that if the investor buys shares through a sub-transfer agent, the purchase price will be the public offering price next calculated after the sub-transfer agent receives the order, rather than on the day the custodian receives the investor’s payment (provided that the sub-transfer agent has received the investor’s purchase order in good order). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Provided such transactions are permitted under the retirement benefit plan, investors may exchange shares of one Portfolio described in this Prospectus for shares in the other Portfolio described in this Prospectus by completing the necessary documentation as required by the service agent designated under the retirement benefit plan and the Advisor. Please contact the service agent of your retirement benefit plan for further information.

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The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among the Portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the service agent has received appropriate instructions in the form required by such service agent and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. No taxable gain or loss will normally be recognized by investors exchanging through a retirement benefit plan. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

REDEMPTION OF SHARES

Retirement Benefit Plan Participant Redemption Procedure

A participant in a retirement benefit plan who desires to redeem shares of a Portfolio must furnish a redemption request to the service agent designated under the participant’s retirement benefit plan in the form required by such service agent. The service agent will adopt procedures approved by Fund management for transmitting redemption orders.

Retirement Benefit Plan Redemption Procedure

A retirement benefit plan that desires to redeem shares of a Portfolio must furnish a redemption request to the Fund. Each Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request in good order by PFPC Inc. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not a part of these programs will not be accepted.

If a retirement benefit plan has authorized redemption payment by wire in writing, when redeeming shares, the retirement benefit plan may request that redemption proceeds be paid in federal funds wired to the bank it has designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion; the retirement benefit plan may request overnight delivery of such check at the plan’s own expense. If the proceeds are wired to the plan’s account at a bank that is not a member of the Federal Reserve System, there could be delay in crediting the funds to the plan’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.

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Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem a shareholder’s account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the shareholder, the Fund will give written notice of the redemption to the shareholder at least sixty days in advance of the redemption date. The shareholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund(s) in which it invests in lieu of cash. International Small Company V and Emerging Markets V reserve the right to redeem their shares in the currencies in which the Master Funds’ investments are denominated. Investors may incur brokerage charges and other transaction costs selling securities and converting currencies that were received in payment of redemptions. Also, the value of the securities may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund(s) may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund(s). However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action

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the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund(s). A withdrawal by a Portfolio of its investment in the corresponding Master Fund(s) could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

FINANCIAL HIGHLIGHTS

Because the Portfolios are new, financial highlights are not available as of the date of this Prospectus.

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and the Portfolios in the Fund’s Statement of Additional Information (“SAI”). You can find more information about the Trust and the Master Funds in the Trust’s Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Master Funds in their last fiscal year. The Portfolios are new so reports of the Portfolios’ holdings and performance are not available as of the date of this Prospectus.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a retirement benefit plan offering the Portfolios.

—	The Fund—if you represent a retirement benefit plan sponsor. Call collect at (310) 395-8005.

Additional materials describing the Fund and Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access current prospectuses on our web site at http://www.dfafunds.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

AAM/DFA U.S. High Book to Market Portfolio
AAM/DFA International High Book to Market Portfolio
AAM/DFA Two-Year Fixed Income Portfolio
AAM/DFA Two-Year Government Portfolio

1299 Ocean Avenue, 11th floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2003

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of AAM/DFA U.S. High Book to Market Portfolio, AAM/DFA International High Book to Market Portfolio, AAM/DFA Two-Year Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio (individually, a “Portfolio” and collectively, the “Portfolios”), dated March 30, 2003, as amended from time to time. AAM/DFA International High Book to Market Portfolio is a series of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end management investment company. The other three Portfolios are series of Dimensional Investment Group Inc. (“DIG”), an open-end management investment company. DFAIDG and DIG are called the “Funds” in this SAI.

The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Funds’ annual report to shareholders. The prospectus and annual report can be obtained by writing to the above address or by calling the above telephone number.

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PORTFOLIO CHARACTERISTICS AND POLICIES

The AAM/DFA U.S. High Book to Market Portfolio invests all of its assets in The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”). The AAM/DFA International High Book to Market Portfolio invests all of its assets in The International Value Series (the “International Value Series”) of the Trust. The AAM/DFA U.S. High Book to Market and the AAM/DFA International High Book to Market Portfolios are called “Feeder Portfolios” in this SAI. The U.S. Large Cap Value and the International Value Series are called “Master Funds” in this SAI.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to each Master Fund and provides administrative services to the Feeder Portfolios.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the Portfolios and Master Funds, including the Feeder Portfolios, through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Funds will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio (collectively, the “Fixed Income Portfolios”) acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions for the Fixed Income Portfolios, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Fixed Income Portfolios, if any, and the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Fixed Income Portfolios, if any, and the Master Funds to brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. For the fiscal years ended November 30, 2002, 2001, and 2000, the U.S. Large Cap Value Series paid brokerage commissions of $1,072,620, $589,100, and $1,878,270, respectively; and the International Value Series paid brokerage commissions of $576,457, $386,725, and $376,232, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Funds.

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Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Advisory Agreement for the Fixed Income Portfolios and the Investment Management Agreement for the Master Funds permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to assets under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the applicable Portfolio or Master Fund. Subject to obtaining best price and execution, transactions may be placed with brokers which have assisted in the sale of the Portfolios’ shares. During the fiscal year ended November 30, 2002, the U.S. Large Cap Value Series paid $93,979 in commissions (on securities transactions totaling $34,387,307 in value) and the International Value Series paid $573,976 (on securities transactions totaling $401,477,096 in value) to brokers which provided them with market price monitoring services, market studies and research services.

The over-the-counter market (“OTC”) companies eligible for purchase by the Master Funds may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on ECNs when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. On any given trade, a Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that a Master Fund can effect transactions at the best available prices.

The Feeder Portfolios will not incur any brokerage or other costs in connection with their purchase or redemption of shares of the Master Funds, except if a Portfolio receives securities or currencies from a Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Master Fund are the same as those of the corresponding Feeder Portfolio.

The Portfolios will not:

(1)       invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

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(2)       make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)       as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)       purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)       borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)       pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)       invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)       engage in the business of underwriting securities issued by others;

(9)       invest for the purpose of exercising control over management of any company;

(10)    invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)    invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)    acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry, except the AAM/DFA Two-Year Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy;”

(13)    write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(14)    purchase warrants, except that the AAM/DFA U.S. High Book to Market Portfolio and the AAM/DFA International High Book to Market Portfolio may acquire warrants as a result of corporate actions involving their holdings of equity securities;

(15)    purchase securities on margin or sell short;

(16)    acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the AAM/DFA U.S. High Book to Market Portfolio; or

(17)    issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Feeder Portfolios from investing all or substantially all of their assets in the shares of another registered open-end investment company, such as the Master Funds.

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The investment limitations described in (1) and (15) above do not prohibit a Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios will only hold shares of the Master Funds, such Portfolios do not intend to lend those shares.

The AAM/DFA Two-Year Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

The International Value Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Portfolios and the Master Funds have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios and Master Funds own, and does not include assets which the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by such Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the investments of the Portfolios and Master Funds apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Fund’s total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of a Portfolio with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which such Portfolio invests all of its assets.

The Portfolios and the Master Funds may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and

6

maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Portfolio or Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios and the Master Funds expect to earn income on their margin deposits. To the extent that a Portfolio or Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Portfolio or Master Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Portfolio’s or Master Fund’s net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the “Commission”), the Portfolios or Master Funds (or their custodians) may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the U.S. Large Cap Value Series may invest a portion of its assets, normally not more than 20%, in high quality, highly liquid fixed income securities such as money market instruments, as well as index futures contracts and options thereon. The International Value Series may invest a portion of its assets, normally not more than 20%, in fixed income obligations such as money market instruments, as well as index futures contracts and options thereon. The 20% guidelines set forth above are not absolute limitations but the Master Funds do not expect to exceed these guidelines under normal circumstances.

To the extent that the Master Funds or Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, they will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Funds or Portfolios net assets, after taking into account unrealized profits and unrealized losses on such contracts they have entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

CONVERTIBLE DEBENTURES

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The International Value Series may invest up to 5% of its assets in convertible debentures issued by non- U.S. companies located in the countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the International Value Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Series with opportunities which are consistent with the Series’ investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of each Fund is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Directors of each Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). Each Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of a Fund’s Performance Committee is a disinterested Director. Each Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

Certain biographical information for each disinterested Director and each interested Director of the Funds is set forth in the tables below, including a description of each Director’s experience as a Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	DFAIDG–since 1983 DIG–since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	DFAIDG–since 1986 DIG–since 1993

Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company).

				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	DFAIDG–since 1981 DIG–since 1993

Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

90 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Robert C. Merton Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	DFAIDG–since 2003 DIG–since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration. Harvard University (1988-1998). Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Formerly, Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Rd. Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	DFAIDG–since 1981 DIG–since 1993

Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios).

Abbie J. Smith Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	DFAIDG–since 2000 DIG–since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	DFAIDG–since 1981 DIG–since 1992

Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Formerly, Director and Chief Investment Officer of Dimensional Fund Advisors Ltd. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company).

90 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Formerly, Director of Assante Corporation (investment management).

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	DFAIDG–since 1981 DIG–since 1992

Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Ltd. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.

90 portfolios in 4 investment companies

       1   Each Director holds office for an indefinite term until his or her successor is elected and qualified.

      2   Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

       *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	None	None

John P. Gould	None	None

Roger G. Ibbotson	None	None

Robert C. Merton	None	None

Myron S. Scholes	None	$10,001-50,000

Abbie J. Smith	None	None

Interested Directors:

David G. Booth	None	Over $100,000

Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended November 30, 2002 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.
Director	Aggregate Compensation from	Aggregate Compensation from	Pension or Retirement Benefits as	Estimated Annual Benefits upon	Total Compensation from the Fund

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	DFAIDG**	DIG**	Part of Fund Expenses	Retirement	and DFA Fund Complex†

George M. Constantinides	$26,015	$3,652	N/A	N/A	$57,000
John P. Gould	$25,402	$3,593	N/A	N/A	$55,500
Roger G. Ibbotson	$26,015	$3,652	N/A	N/A	$57,000
Robert C. Merton*	$0	$0	N/A	N/A	$0
Myron S. Scholes	$25,402	$3,593	N/A	N/A	$55,500
Abbie J. Smith	$26,015	$3,652	N/A	N/A	$57,000

      †   The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

      *   Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

    **   Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $36,500 (Mr. Constantinides), $35,500 (Mr. Gould), $36,500 (Mr. Ibbotson) and $36,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H.F. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. since April 2001. Since March 2000, legal counsel for DFA. Formerly at Jones, Day, Reavis & Pogue.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000 and currently, Portfolio Manager. Formerly, Vice President DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer, of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003

Vice President of all the DFA Entities. Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Since 2000	Vice President and Secretary of all the DFA Entities and

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Dimensional Fund Advisors Ltd. Vice President and Assistant Secretary of DFA Australia Limited. Director, Dimensional Funds PLC. Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd. (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Since October 2000, investment management, client service manager for DFA. Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002

Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctoral Fellow (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Director of Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001

Vice President of all the DFA Entities. Director, Dimensional Fund Advisors Ltd. Formerly, Director Dimensional Funds PLC. Formerly, Vice President DFA Australia Limited. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited, Vice President (formerly, Executive Vice President) Dimensional Fund Advisors Ltd.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to July 2000, Portfolio Manager.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional Fund Advisors Inc.

       1   Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

      *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

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Directors and as a group own less than 1% of each Fund’s outstanding stock

SERVICES TO THE FUNDS

Administrative Services – The Feeder Portfolios

The Funds have entered into administration agreements with the Advisor, on behalf of each Feeder Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to a Fund for the benefit of a Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, each Feeder Portfolio pays the Advisor a monthly fee, which on an annual basis, equals .01% of the average daily net assets of each Portfolio. For the fiscal year ended November 30, 2002, 2001, and 2000, the Advisor was paid administrative fees of $8,000, $11,000, and $15,000, respectively, by AAM/DFA U.S. High Book to Market Portfolio, and $11,000, $18,000, and $23,000, respectively, by AAM/DFA International High Book to Market Portfolio.

Administrative Services – All Portfolios

PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and dividend disbursing agency services.

The AAM/DFA U.S. High Book to Market Portfolio and AAM/DFA International High Book to Market Portfolio are feeder portfolios that invest in Master Funds that are taxed as corporations. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders. The AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio each pay PFPC 0.0513% of the first $100 million of net assets; 0.0308% of the next $100 million of net assets; and 0.0205% of net assets over $200 million.

Custodians

PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and the Master Funds. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

Each Fund acts as distributor of each series of its own shares of stock. Each Fund has, however, entered into an agreement with DFA Securities Inc. (“DFAS”), a wholly owned subsidiary of the Advisor, pursuant to which DFAS is responsible for supervising the sale of each series of shares. No compensation is paid by the Funds to DFAS under these agreements.

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Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Funds. Their address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Funds and audit the annual financial statements of the Funds. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

Client Services

For its services as Client Services Agent, each Portfolio pays Assante Asset Management Inc. a monthly fee which, on an annual basis, equals 0.15% of the average daily net assets of the AAM/DFA U.S. High Book to Market Portfolio, 0.19% of the AAM/DFA International High Book to Market Portfolio and 0.08% of the Fixed Income Portfolios.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholder of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the non-Feeder Portfolios and the Master Funds, the Advisor is paid a monthly fee calculated as a percentage of average net assets of each non-Feeder Portfolio and Master Fund. For the fiscal years ended November 30, 2002, 2001, and 2000, the non-Feeder Portfolios and the Master Funds paid management fees to the Advisor (and any sub-advisor) as set forth in the following table:

	2002 (000)	2001 (000)	2000 (000)

U.S. Large Cap Value Series (1)	$1,656	$1,732	$1,737
International Value Series (1)	$2,340	$2,801	$3,237
AAM/DFA Two-Year Fixed Income Portfolio	$138	$166	$190
AAM/DFA Two-Year Government Portfolio	$142	$165	$186

(1) The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Board of Directors or Trustees, as applicable (each a “Board”),

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including those Directors or Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds, the Trust, or the Advisor (the “Disinterested Board Members”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Portfolio or Master Fund; (ii) the fees and expenses borne by the Portfolio or Master Fund; and (iii) the performance of the Portfolio or Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Portfolio or Master Fund. The Board evaluated the Advisor’s portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Portfolio or Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Portfolio or Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board compared the fees charged by the Advisor to the Portfolio or Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Portfolio or Master Fund. The Board also reviewed the Advisor’s operations, financial condition, and financial results in managing the Portfolio or Master Fund. The Board noted, among other things, that the Portfolio’s or Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Portfolio or Master Fund, the Board compared the performance of the Portfolio or Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Portfolio or Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board concluded that the management fees of the Portfolio or Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board, including the Disinterested Board Members, therefore concluded that the continuation of the advisory agreement for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund) was in the best interests of the Portfolio or Master Fund and its shareholders.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc.

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. DIG began offering shares of the Fixed Income Portfolios and the AAM/DFA U.S. High Book to Market Portfolio in May 1996.

The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its series, including the U.S. Large Cap Value Series and the International Value Series, only to institutional investors in private offerings.

Until February 1996, the AAM/DFA International High Book to Market Portfolio was named DFA International High Book to Market Portfolio. From February 1996 until July 2000, the AAM/DFA International High Book to Market Portfolio was known as the RWB/DFA International High Book to Market Portfolio. Until July 2000, the AAM/DFA U.S. High Book to Market Portfolio was known as the RWB/DFA U.S. High Book to Market Portfolio; the AAM/DFA Two-Year Fixed Income Portfolio was known as the RWB/DFA Two-Year Corporate Fixed Income Portfolio; and the AAM/DFA Two-Year Government Portfolio was known as the RWB/DFA Two-Year Government Portfolio. From July 2000 until April 2002, the AAM/DFA Two-Year Fixed Income Portfolio was known as the AAM/DFA Two-Year Corporate Fixed Income Portfolio.

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CODES OF ETHICS

The Funds, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolios’ prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. Each Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more Directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

A Fund may withdraw the investment of a Feeder Portfolio in a Master Fund at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio’s assets in accordance with the investment policies described above.

Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the respective Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio’s shareholders. The Directors of each Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Client Service Agent at the address or telephone number appearing on the back cover of the prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2003, the following person(s) beneficially owned 5% or more of the outstanding stock of each Portfolio:

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AAM/DFA U.S. High Book to Market Portfolio

Charles Schwab & Co.*	90.44%
101 Montgomery Street
San Francisco, CA 94104

Donaldson, Lufkin & Jenrette Securities Corp.*	9.37%
P.O. Box 2052
Jersey City, NJ 07303

AAM/DFA International High Book to Market Portfolio

Charles Schwab & Company, Inc.*[1]	90.44%
Donaldson Lufkin & Jenrette Securities Corp.*[1]	9.28%

AAM/DFA Two-Year Fixed Income Portfolio

Charles Schwab & Co.*[1]	92.34%
Donaldson, Lufkin & Jenrette Securities Corp. *[1]	6.98%

AAM/DFA Two-Year Government Portfolio

Charles Schwab & Co.*[1]	89.97%
Donaldson, Lufkin & Jenrette Securities Corp. *[1]	10.03%

      *   Owners of record only.

       1   See address for shareholder previously noted above in list.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

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Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the Commission may permit.

Shareholders may transfer shares of a Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to PFPC. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless a shareholder invests in a Portfolio through a retirement plan, shareholders should consider the tax implications of investing and consult their tax advisers. Different tax rules may apply, depending on whether the Portfolio invests directly in portfolio securities (as in the case of the AAM/DFA Two-Year Fixed Income Portfolio or the AAM/DFA Two-Year Government Portfolio) or indirectly through a Master Fund treated as a corporation for federal income tax purposes (as in the case of the AAM/DFA U.S. High Book to Market Portfolio and the AAM/DFA International High Book to Market Portfolio). These rules could affect the amount, timing, and character of the income received by the shareholders of the Portfolio.

Distribution of Net Income

Each Portfolio receives income generally in the form of dividends and interest on its investments or earned by its respective Master Fund (as in the case of the AAM/DFA U.S. High Book to Market Portfolio and the AAM/DFA International High Book to Market Portfolio). This income, less expenses incurred in the operation of a Portfolio, constitute its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

Distributions of Capital Gains

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as long-term capital gain.

Portfolios that invest directly in portfolio securities (as in the case of the AAM/DFA Two-Year Fixed Income Portfolio or the AAM/DFA Two-Year Government Portfolio) may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

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Any net capital gains realized by a Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by the Portfolio that are derived from the Master Fund’s sale of securities held for more than five years may be subject to a reduced rate of tax.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of a Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•          98% of its taxable ordinary income earned during the calendar year;

•          98% of its capital gain net income earned during the twelve month period ending October 31; and

•          100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) , but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Effect of Foreign Withholding Taxes

A Master Fund (or a non-Feeder Portfolio, such as the AAM/DFA Two-Year Fixed Income Portfolio or the AAM/DFA Two-Year Government Portfolio) may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Portfolio’s income dividends paid to shareholders.

Effect of Foreign Investments on Distributions

The AAM/DFA International High Book to Market Portfolio is taxable as a corporation and will not be permitted to pass through a credit or deduction for foreign withholding taxes that it pays.

Most foreign exchange gains derived from the sale of debt instruments by a Master Fund are treated as ordinary income to the Portfolio. Similarly, foreign exchange losses derived from the sale of debt instruments by the Master Fund are generally treated as ordinary losses. These gains, when distributed, will be taxable to shareholders as ordinary dividends, and any losses will reduce the Portfolio’s ordinary income otherwise available for distribution to shareholders. This treatment could increase or reduce the Portfolio’s ordinary income distributions to shareholders, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC Securities

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A Master Fund (or a non-Feeder Portfolio, such as the AAM/DFA Two-Year Fixed Income Portfolio or the AAM/DFA Two-Year Government Portfolio) may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Master Fund (or a non-Feeder Portfolio) intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Master Fund (or a non-Feeder Portfolio) is required to distribute, even though it has not sold the securities.

Dividends-Received Deduction

With respect to dividends that are received on portfolio securities, the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio may not be eligible to pass through the corporate dividends received deduction attributable to its holdings of U.S. equity securities to shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met or the dividends-received deduction is reduced. The AAM/DFA U.S. High Book to Market Portfolio may not be eligible to pass through the corporate dividends-received deduction attributable to its holdings of U.S. equity securities to the Portfolio, and the Portfolio may not be eligible to pass through the deduction to its corporate shareholders if, because of the same rules or activities, at the level of the Master Fund, the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met or the dividends-received deduction is reduced. Dividends from net investment income will generally qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the AAM/DFA U.S. High Book to Market Portfolio to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to a Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause such a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

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U.S. Government Obligations

To the extent a Portfolio invests directly in certain U.S. government obligations, dividends received by the Portfolio that are derived from interest on these obligations may be exempt from state and local income tax. To the extent a Portfolio invests indirectly in these U.S. government obligations by investing in a Master Fund organized as a corporation that holds these obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax.

Complex Securities

A Portfolio or Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio’s or a Master Fund’s ability to recognize losses, and, in limited cases, subject the Portfolio or Master Fund to U.S. federal income tax on income from certain of its foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio or Master Fund.

Information on the Tax Character of Distributions

The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

CALCULATION OF PERFORMANCE DATA

The Portfolios and Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Funds’ annual report to shareholders of the Portfolios for the fiscal year ended November 30, 2002, contains additional performance information. A copy of the annual report is available upon request and without charge.

With respect to the AAM/DFA International High Book to Market Portfolio, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio (and its corresponding Master Fund) as well as the performance of the local currency or currencies of the Portfolio.

Quotations of the annualized percentage total returns for each Portfolio for the one-, five-, and ten-year periods ended December 31, 2002 (as applicable) are set forth in the prospectus. Such quotations use the standardized method of calculation required by the Commission.

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Average Annual Total Return Before Taxes

As the following formula indicates, average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission’s formula:

P(1 + T)n = ERV

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return
n =	number of years
ERV =

ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Average Annual Total Return After Taxes on Distributions

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the stated period of time that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The following Commission formula is used to calculate these figures:

P(1+T)n = ATVD

where:

P =	a hypothetical initial payment of $1,000

T =	average annual total return (after taxes on distributions)
n =	number of years
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Sale of Portfolio Shares

Average annual total return after taxes on distributions and sale of Portfolio shares is determined by finding the average annual rates of return over the stated time period that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The following Commission formula is used to calculate these figures:

P(1+T)n = ATVDR

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions and redemptions)
n =	number of years
ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions and redemption.

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The average annual total returns both before and after taxes for the indicated periods ended November 30, 2002 were:

AAM/DFA U.S. High Book to Market Portfolio	One Year	Five Years	Since 6/7/96 Inception

Return Before Taxes	-8.86%	3.91%	7.90%
Return After Taxes on Distributions	-11.67%	1.04%	5.40%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.90%	2.68%	6.02%

AAM/DFA International High Book to Market Portfolio	One Year	Five Years	Since 6/10/93 Inception

Return Before Taxes	-5.76%	1.11%	3.96%
Return After Taxes on Distributions	-8.24%	-0.74%	2.70%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.19%	0.52%	2.92%

AAM/DFA Two-Year Fixed Income Portfolio	One Year	Five Years	Since 6/7/96 Inception

Return Before Taxes	4.95%	5.55%	5.73%
Return After Taxes on Distributions	3.59%	3.47%	3.69%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.00%	3.39%	3.57%

AAM/DFA Two-Year Government Portfolio	One Year	Five Years	Since 6/7/96 Inception

Return Before Taxes	4.73%	5.69%	5.81%
Return After Taxes on Distributions	3.24%	3.63%	3.78%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.89%	3.51%	3.64%

In addition to the standardized method of calculating performance required by the Commission, the Portfolios and the Master Funds may disseminate other performance data and may advertise total return calculated on a monthly basis.

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Funds’ independent certified public accountants. They audit the Funds’ annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 2002,as set forth in the Funds’ annual report to shareholders relating to the Portfolios, and the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the U.S. Large Cap Value Series and the International Value Series for the fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

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DFA INTERNATIONAL VALUE PORTFOLIO III
U.S. LARGE CAP VALUE PORTFOLIO III
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2003

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio III, Tax-Managed U.S. Marketwide Value Portfolio II and U.S. Large Cap Value Portfolio III (individually, a “Portfolio” and collectively, the “Portfolios”) of Dimensional Investment Group Inc. (the “Fund”), dated March 30, 2003, as amended from time to time.

The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and the annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to the DFA International Value Series (the “International Value Series”), the U.S. Large Cap Value Series (the “Large Cap Value Series”) and the Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) (collectively, the “Master Funds”) of The DFA Investment Trust Company (the “Trust”) and the Portfolios through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each Master Fund and provides administrative services to the Portfolios.

Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Master Funds.

BROKERAGE COMMISSIONS
FISCAL YEARS ENDED NOVEMBER 30, 2002, 2001, and 2000

	2002	2001	2000

International Value Series	$576,457	$386,725	$376,232
Large Cap Value Series	1,072,620	589,100	1,878,270
Tax-Managed U.S. Marketwide Value Series	905,013	1,096,561	958,322

The substantial increases or decreases in the amount of brokerage commissions paid by the International Value Series from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the International Value Series.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Master Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or

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brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to assets under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds.

During fiscal year ended November 30, 2002, the Master Funds paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions

International Value Series	$112,395,736	$187,088
Large Cap Value Series	34,387,307	93,979
Tax-Managed U.S. Marketwide Value Series	68,098,158	191,338

The over-the-counter market companies eligible for purchase by the Large Cap Value Series and each Tax-Managed Value Series may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on an ECN when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds can effect transactions at the best available prices.

The Portfolios will not incur any brokerage or other costs in connection with its purchase or redemption of shares of its Master Fund, except if a Portfolio receives securities or currencies from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Master Fund are the same as those of the corresponding Portfolio.

The Portfolios will not:

(1)      invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

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(2)      make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)      as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)      purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(5)      borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)      pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(7)      invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(8)      engage in the business of underwriting securities issued by others;

(9)      invest for the purpose of exercising control over management of any company; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(10)    invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization; provided that the Tax-Managed U.S. Marketwide Value Portfolio II may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

(11)    invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(12)    acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)    write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs; provided that the Tax-Managed U.S. Marketwide Value Portfolio II may write or acquire options;

(14)    purchase warrants, except that the Portfolios may acquire warrants as a result of corporate actions involving their holdings of equity securities; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(15)    purchase securities on margin or sell short; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to the limitation on selling securities short;

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(16)    acquire more than 10% of the voting securities of any issuer; provided that (a) this limitation applies only to 75% of the assets of the U.S. Large Cap Value Portfolio III and (b) provided that the Tax- Managed U.S. Marketwide Value Portfolio II is not subject to this limitation; or

(17)    issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Funds.

The investment limitations described in (1) and (15) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

Although not a fundamental policy subject to shareholder approval, the Portfolios, (indirectly through their investment in the Master Funds), do not intend to invest more than 15% of their net assets in illiquid securities.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

The International Value Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Master Funds have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Master Fund owns, and does not include assets which the Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Master Fund will exclude from its total assets those assets which represent collateral received by the Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio’s or Master Funds’ assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Funds’ total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. With respect to illiquid securities, if a fluctuation in value causes a Portfolio or Master Fund to go above its limitations on investments in illiquid securities, the Board of Directors will consider what action, if any, should be taken to reduce the percentage to the applicable limitation.

FUTURES CONTRACTS

The Master Funds each may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument

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are traded on national futures exchanges. A Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Fund’s net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Master Funds (or their custodians) may be required to maintain segregated accounts consisting of liquid assets, such as cash, or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Series	Permissible Cash Investment	Percentage Guidelines*

International Value Series	Fixed income obligations such as money market instruments; index futures contracts and options thereon**	20%

Large Cap Value Series	High quality, highly liquid fixed income securities such as money market instruments; index futures contracts and options thereon**	20%

Tax-Managed Value Series	High quality, highly liquid fixed income securities such as money market instruments; shares of unaffiliated money market funds; index futures contracts and options thereon**	20%

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      *    The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Fund do not expect to exceed these guidelines under normal circumstances.

    **    To the extent that such Master Funds or Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of its total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

CONVERTIBLE DEBENTURES

The International Value Series may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the International Value Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the International Value Series upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the International Value Series with opportunities which are consistent with its investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board of Directors has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and other oversight functions as requested by the Board. The Audit Committee for the Board also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2002.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

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       Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993

Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company).

				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios)

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993

Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

90 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Formerly, Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development)

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993

Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Financial Engines. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios)

Abbie J. Smith 425 Morgan Hall Soldiers Field, Boston, MA 02163 Date of Birth: 4/30/53	Director	Since 2000	Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture)

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992

Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc. , the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Formerly, Director and Chief Investment Officer of Dimensional Fund Advisors Ltd. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).

90 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992

Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Ltd. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.

90 portfolios in 4 investment companies

      1    Each Director holds office for an indefinite term until his or her successor is elected and qualified.

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      2    Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

      *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	None	None

John P. Gould	None	None

Roger G. Ibbotson	None	None

Robert C. Merton	None	None

Myron S. Scholes	None	$10,001-50,000

Abbie J. Smith	None	None

Interested Directors:

David G. Booth	None	Over $100,000

Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2002 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†

George M. Constantinides	$3,652	N/A	N/A	$57,000
John P. Gould	$3,593	N/A	N/A	$55,500
Roger G. Ibbotson	$3,652	N/A	N/A	$57,000
Robert C. Merton*	$0	N/A	N/A	$0
Myron S. Scholes	$3,593	N/A	N/A	$55,500
Abbie J. Smith	$3,652	N/A	N/A	$57,000

      †    The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

      *    Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

  **     Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $36,500 (Mr. Constantinides), $35,500 (Mr. Gould), $36,500 (Mr. Ibbotson) and $36,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such

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            amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H.F. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. since April 2001. Since March 2000, legal counsel for DFA. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000 and currently, Portfolio Manager. Formerly, Vice President DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer, of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003

Vice President of all the DFA Entities. Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002);

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities and Dimensional Fund Advisors Ltd. Vice President and Assistant Secretary of DFA Australia Limited. Director, Dimensional Funds PLC. Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd. (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Since October 2000, investment management, client service manager for DFA. Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002

Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctoral Fellow (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Director of Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001

Vice President of all the DFA Entities. Director, Dimensional Fund Advisors Ltd. Formerly, Director Dimensional Funds PLC. Formerly, Vice President DFA Australia Limited. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited, Vice President (formerly, Executive Vice President) Dimensional Fund Advisors Ltd.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to July 2000, Portfolio Manager.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Weston J. Wellington	Vice President	Since	Vice President of all the DFA Entities. Formerly, Vice

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Date of Birth: 3/01/51		1997	President DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional Fund Advisors Inc.

      1    Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

      *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolios each pay the Advisor a monthly fee equal to one-twelfth of 0.01% of their respective average net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee. For the fiscal years ended November 30, 2002, 2001 and 2000,the Advisor was paid administrative fees of $20,000, $18,000 and $23,000 by the DFA International Value Portfolio III, and $34,000, $28,000 and $33,000 by the U.S. Large Cap Value Portfolio III.

PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders. This applies to the DFA International Value Portfolio III and the U.S. Large Cap Value Portfolio III. PFPC’s charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders. This applies to the Tax-Managed U.S. Marketwide Value Portfolio II.

Custodians

PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and Master Funds. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make

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receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund acts as distributor of each series of its own shares of stock. The Fund has, however, entered into an agreement with DFA Securities Inc. (“DFAS”), a wholly owned subsidiary of the Advisor, pursuant to which DFAS is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFAS under this agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, Fl 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2002, 2001, and 2000, the Master Funds paid advisory fees as set forth in the following table.

	2002	2001	2000

International Value Series*	$2,340,000	$2,801,000	$3,237,000
Large Cap Value Series*	$1,656,000	$1,732,000	$1,737,000
Tax-Managed U.S. Marketwide Value Series*	$1,486,000	$1,091,000	$472,000

*          Each of these Master Funds has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for each Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing each Master Fund. The Board of Trustees noted, among other things, that each Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master

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Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of each Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of each Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust, a Delaware statutory trust, offers shares of its series only to institutional investors in private offerings.

CODES OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to the Tax-Managed Value Series, if a majority shareholder of a Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

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Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2003, the following person(s) beneficially owned 5% or more of the outstanding stock of each Portfolio:

DFA International Value Portfolio III

Charles Schwab & Co. Inc.*	81.05%
101 Montgomery Street
San Francisco, CA 94104

Trust Company of America*	10.97%
P. O. Box 6503
Englewood, CO 80155

U.S. Large Cap Value Portfolio III

Charles Schwab & Co. Inc.*[1]	82.60%
Trust Company of America*[1]	8.20%

Tax-Managed U.S. Marketwide Value Portfolio II
Charles Schwab & Co., Inc.*[1]	88.91%

FTC & Co.*	5.81%
P.O. Box 173736
Denver, CO 80217

______________

*          Owner of record only.

1          See address for shareholder previously listed above.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

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Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences that may affect each Portfolio. Unless your investment in a Portfolio is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. Different tax rules may apply because, for federal income tax purposes, the Master Funds in which the assets of DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III are invested are corporations, while the Master Fund in which the assets of Tax-Managed U.S. Marketwide Value Portfolio II is invested is a partnership. These rules could affect the amount, timing, or character of the income distributed to shareholders of the Portfolios.

Distributions of Net Investment Income

Each Portfolio derives income generally in the form of its share of dividends (in the case of DFA International Value Portfolio III or U.S. Large Cap Value Portfolio III) or dividends and interest (in the case of Tax-Managed U.S. Marketwide Value Portfolio II) earned by the Master Fund on its investments.

Distributions of Capital Gains

Each Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. With respect to the DFA International Value Portfolio III and the U.S. Large Cap Value Portfolio III, distributions from the respective Master Fund’s net short-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as long-term capital gain. With respect to the Tax-Managed U.S. Marketwide Value Portfolio II, income derived from net short-term capital gain of the Master Fund will be taxable to the Portfolio as net short-term capital gain and, when distributed to its shareholders, will be treated as ordinary income, and income derived from net long-term capital gain of the Master Fund will be taxable to the Portfolio and, when distributed to its shareholders, as long-term capital gain, regardless of how long shares of the Portfolio have been held.

Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

Any net capital gains realized by a Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by a Portfolio that are derived from the Master Fund’s sale of securities held for more than five years may be subject to a reduced rate of tax.

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Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•          98% of its taxable ordinary income earned during the calendar year;

•          98% of its capital gain net income earned during the twelve month period ending October 31; and

•          100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Effect of Foreign Withholding Taxes

The Master Fund in which the DFA International Value Portfolio III invests may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the DFA International Value Portfolio III’s income dividends paid to its shareholders.

Effect of Foreign Investments on Distributions

The DFA International Value Portfolio III may be subject to foreign withholding taxes on income from certain foreign securities. The DFA International Value Portfolio III is taxable as a corporation and will not be permitted to pass through a credit or deduction for foreign withholding taxes that the Master Fund pays.

Most foreign exchange gains realized on the sale of debt instruments by the DFA International Value Portfolio III are treated as ordinary income. Similarly, foreign exchange losses realized on the sale of debt instruments by the Portfolio are generally treated as ordinary losses. These gains, when distributed, will be taxable to shareholders as ordinary dividends, and any losses will reduce the Portfolio’s ordinary income distributions to shareholders. This treatment could increase or reduce the Portfolio’s ordinary income distributions to shareholders, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC Securities

The Master Fund in which the DFA International Value Portfolio III invests may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Master Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Master Fund is required to distribute, even though it has not sold the securities.

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Dividends-Received Deduction

With respect to dividends that are received on portfolio securities, the respective Master Funds in which assets of U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II are invested may not be eligible to pass through the corporate dividends-received deduction attributable to their holdings of U.S. equity securities to the Portfolios, and the Portfolios may not be eligible to pass through the deduction to their corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Funds, the Portfolios, or the corporate shareholders, the requisite holding period of the dividend-paying stock is not met or the dividends-received deduction is reduced. Dividends from net investment income will generally qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolios from domestic (U.S.) sources. Dividends received by DFA International Value Portfolio III will generally be earned on portfolio securities of non-U.S. issuers and are not expected to qualify for the corporate dividends-received deduction.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by a Master Fund organized as a partnership (such as the Tax-Managed U.S. Marketwide Value Portfolio II) to another Master Fund organized as a partnership may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the DFA International Value Portfolio III or U.S. Large Cap Value Portfolio III, to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by DFA International Value Portfolio IV or U.S. Large Cap Value Portfolio III to a Corporate Master Fund, only shareholders that own 5% or more of the shares of a Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

U.S. Government Obligations

To the extent a Master Fund invests in certain U.S. government obligations, dividends paid by the Tax-Managed U.S. Marketwide Value Portfolio II to shareholders that are derived from interest on these obligations should be exempt from state or local personal income tax. Dividends derived from this interest income paid to shareholders of the DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III will not be exempt from state and local personal income tax by virtue of the federal income tax status of these Master Funds as corporations for federal income tax purposes.

Information on the Tax Character of Distributions

The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

CALCULATION OF PERFORMANCE DATA

The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of

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the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund’s annual report to shareholders of the Portfolios for the fiscal year ended November 30, 2002, contains additional performance information. A copy of the annual report is available upon request and without charge.

With respect to the DFA International Value Portfolio III, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio (and its corresponding Master Fund) as well as the performance of the local currency or currencies of the Portfolio.

Quotations of the annualized percentage total returns for each Portfolio for the one-, five-, and ten-year periods ended December 31, 2002 (as applicable) are set forth in the prospectus. Such quotations use the standardized method of calculation required by the SEC.

Average Annual Total Return Before Taxes

As the following formula indicates, average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC’s formula:

P(1 + T)[n] =	ERV
where:
P =	a hypothetical initial payment of $1,000
T =	average annual total return
n =	number of years
ERV =

ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one—, five—
and ten—year periods at the end of the one—, five — and ten—year periods (or fractional portion thereof).

Average Annual Total Return After Taxes on Distributions

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the stated period of time that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since

20

its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The following SEC formula is used to calculate these figures:

P(1+T)[n] =	ATVD
where:
P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions)
n =	number of years
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Sale of Portfolio Shares

Average annual total return after taxes on distributions and sale of Portfolio shares is determined by finding the average annual rates of return over the stated time period that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other

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investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The following SEC formula is used to calculate these figures:

P(1+T)[n] =	ATVDR
where:
P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions and redemptions)
n =	number of years
ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions and redemption.

The average annual total returns both before and after taxes for the indicated periods ended November 30, 2002 were:

	One Year	Five Years	Since 2/3/95 Inception

DFA International Value Portfolio III
Return Before Taxes	-5.52%	1.31%	3.36%
Return After Taxes on Distributions	-7.33%	-0.47%	1.96%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.53%	0.67%	2.36%

	One Year	Five Years	Since 2/3/95 Inception

U.S. Large Cap Value Portfolio III
Return Before Taxes	-8.66%	4.10%	12.40%
Return After Taxes on Distributions	-10.98%	0.42%	9.47%
Return After Taxes on Distributions and Sale of Portfolio Shares	-3.40%	2.60%	9.78%

	One Year	Since 12/16/98 Inception

Tax-Managed U.S. Marketwide Value Portfolio II
Return Before Taxes	-20.26%	-1.36%
Return After Taxes on Distributions	-20.52%	-1.80%
Return After Taxes on Distributions and Sale of Portfolio Shares	-12.40%	-1.27%

In addition to the standardized method of calculating performance required by the SEC, the Portfolios and the Master Funds may disseminate other performance data and may advertise total return calculated on a monthly basis.

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited

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financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 2002, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Funds for the fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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U.S. SMALL CAP VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2003

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of U.S. Small Cap Value Portfolio II (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund”), dated March 30, 2003, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to the U.S. Small Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

Prior to April 1, 2001, the Portfolio was known as the U.S. 6-10 Value Portfolio II. Similarly, the Master Fund in which the Portfolio invests – the U.S. Small Cap Value Series – was, prior to April 1, 2001, known as the U.S. 6-10 Value Series.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2002, 2001, and 2000, the Master Fund paid brokerage commissions of $4,826,509, $1,679,179, and $5,080,611, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund. Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. During the fiscal year ended November 30, 2002, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $743,416 with respect to securities transactions valued at $229,045,758. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

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The over-the-counter companies eligible for purchase by the Master Fund may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Fund with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on ECNs when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Master Fund are the same as those of the Portfolio.

The Portfolio will not:

(1)       invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)       make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)       as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)       purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)       borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge not more than 33% of such assets to secure such loans;

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(6)       pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)       invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)       engage in the business of underwriting securities issued by others;

(9)       invest for the purpose of exercising control over management of any company;

(10)     invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)     invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)     acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)     write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(14)     purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

(15)     purchase securities on margin or sell short;

(16)     acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio; or

(17)     issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

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Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in a Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

Although the Master Fund has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund is authorized to enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. To the extent that the Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Master Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Fund’s net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Portfolio or Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

5

CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities. The 20% guideline is not an absolute limitation but the Portfolio and Master Fund do not expect to exceed this guideline under normal circumstances.

The Master Fund may invest in futures contracts and options on futures contracts. To the extent that the Master Fund or Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of its net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and other oversight functions as requested by the Board. The Audit Committee for the Board also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2002.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M.	Director	Since	Leo Melamed Professor of Finance,	90 portfolios

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47		1993	Graduate School of Business, University of Chicago.	in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993

Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company).

				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios)

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993

Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

90 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Formerly, Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development)

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993

Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios).

Abbie J. Smith Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President- Chief Executive Officer, and Chief Investment Officer	Since 1992

Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund; DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Formerly, Director and Chief Investment Officer of Dimensional Fund Advisors Ltd. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).

90 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992

Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.

90 portfolios in 4 investment companies

       1    Each Director holds office for an indefinite term until his or her successor is elected and qualified.

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      2    Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

      *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	None	None

John P. Gould	None	None

Roger G. Ibbotson	None	None

Robert C. Merton	None	None

Myron S. Scholes	None	$10,001-50,000

Abbie J. Smith	None	None

Interested Directors:

David G. Booth	None	Over $100,000

Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2002 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†

George M. Constantinides	$3,652	N/A	N/A	$57,000
John P. Gould	$3,593	N/A	N/A	$55,500
Roger G. Ibbotson	$3,652	N/A	N/A	$57,000
Robert C. Merton*	$0	N/A	N/A	$0
Myron S. Scholes	$3,593	N/A	N/A	$55,500
Abbie J. Smith	$3,652	N/A	N/A	$57,000

       †    The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors trustees on the Boards of Directors/ trustees of such companies.

       *    Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

     **    Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $36,500 (Mr. Constantinides), $35,500 (Mr. Gould), $36,500 (Mr. Ibbotson) and $36,500 (Ms. Smith). A disinterested Director’s deferred

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            compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H.F. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. since April 2001. Since March 2000, legal counsel for DFA. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000 and currently, Portfolio Manager. Formerly, Vice President DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Patrick	Vice President	Since	Vice President of all the DFA Entities.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Keating Date of Birth: 12/21/54		2003

Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities and Dimensional Fund Advisors Ltd. Vice President and Assistant Secretary of DFA Australia Limited. Director, Dimensional Funds PLC. Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd. (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Since October 2000, investment management, client service manager for DFA. Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002

Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctoral Fellow (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Director of Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001

Vice President of all the DFA Entities. Director, Dimensional Fund Advisors Ltd. Formerly, Director Dimensional Funds PLC. Formerly, Vice President DFA Australia Limited. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited, Vice President (formerly, Executive Vice President) Dimensional Fund Advisors Ltd.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to July 2000, Portfolio Manager.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional Fund Advisors Inc.

       1    Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

      *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has enter-ed into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is .01% of the Portfolio’s average monthly net assets. Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus. For the fiscal years ended November 30, 2002, 2001, and 2000, the Portfolio paid administrative fees to the Advisor of $17,000, $10,000, and $8,000, respectively.

PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is taxed as a corporation. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

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Shareholder Services

The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolio. The Shareholder Services Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer’s plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with state securities laws. For the period December 1, 2001 through April 30, 2002, the Portfolio paid a fee, on a monthly basis, at an annual rate of 0.10% of the aggregate daily value of all shares held in an account maintained by such Shareholder Services Agent. Effective May 1, 2002, the 0.10% fee to the Shareholder Services Agent was eliminated.

Custodian

PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolio and the Master Fund. The custodian maintains a separate account or accounts for the Portfolio and Master Fund; receives, holds and releases portfolio securities on account of the Portfolio and Master Fund; makes receipts and disbursements of money on behalf of the Portfolio and Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund acts as distributor of the Portfolio’s shares. It has, however, entered into an agreement with DFA Securities Inc. (“DFAS”), a wholly owned subsidiary of DFA, pursuant to which DFAS is responsible for supervising the sale of the Portfolio’s shares. No compensation is paid by the Fund to DFAS under this agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2002, 2001, and 2000, the Master Fund paid advisory fees of $6,344,000, $6,132,000, and $5,798,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor

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(the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

Until April 1, 2001, the Portfolio was known as the U.S. 6-10 Value Portfolio II.

CODES OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a

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per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer’s plan documents or in documents provided by the institution.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2003, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

BellSouth Corporation State Street Bank and Trust Co. as Trustee* 105 Rosemont Street Westwood, MA 02090	100%

______________

*          Owner of record only.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

Reimbursement fess may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

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REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences that may affect the Portfolio. Unless your investment in a Portfolio is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

Distribution of Net Income

The Portfolio receives income generally in the form of dividends earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitute its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

Distributions of Capital Gain

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as long-term capital gain.

Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by the Portfolio that are derived from the Master Fund’s sale of securities held for more than five years may be subject to a reduced rate of tax.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and

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distributions to shareholders will be taxed as ordinary dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•          98% of its taxable ordinary income earned during the calendar year;

•          98% of its capital gain net income earned during the twelve month period ending October 31; and

•          100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Dividends-Received Deduction

With respect to dividends that are received on portfolio securities, the Master Fund may not be eligible to pass through the corporate dividends-received deduction attributable to its holdings of U.S. equity securities to the Portfolio, and the Portfolio may not be eligible to pass through the deduction to its corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met or the dividends-received deduction is reduced. Dividends from net investment income will generally qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to another Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or the Portfolio held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

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U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. Government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation for federal income tax purposes.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund or defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the Portfolio.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

CALCULATION OF PERFORMANCE DATA

The Portfolio and the Master Fund may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund’s annual report to shareholders of the Portfolio for the fiscal year ended November 30, 2002, contains additional performance information. A copy of the annual report is available upon request and without charge.

Quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended December 31, 2002 (as applicable) are set forth in the prospectus. Such quotations use the standardized method of calculation required by the SEC.

Average Annual Return Before Taxes

As the following formula indicates, average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation

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also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC’s formula:

P(1 + T)[n] = ERV
where:
	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	N =	number of years
ERV =

ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Average Annual Total Return After Taxes on Distributions

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the stated period of time that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The following SEC formula is used to calculate these figures:

P(1 + T)[n] = ATVD
where:
	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions)
	N =	number of years
	ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Sale of Portfolio Shares

Average annual total return after taxes on distributions and sale of Portfolio shares is determined by finding the average annual rates of return over the stated time period that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

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Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The following SEC formula is used to calculate these figures:

P(1 + T)[n] = ATVDR
where:
	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions and redemptions)
	N =	number of years
	ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions and redemption.

The average annual total returns both before and after taxes for the indicated periods ended November 30, 2002 were:

	One Year	Five Years	Since 8/3/94 Inception

Return Before Taxes	0.93%	5.86%	12.64%
Return After Taxes on Distributions	-1.83%	3.35%	10.76%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.67%	4.00%	10.09%

In addition to the standardized method of calculating performance required by the SEC, the Portfolio and Master Fund may disseminate other performance data and may advertise total return calculated on a monthly basis.

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The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2002, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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DFA INTERNATIONAL VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION
March 30, 2003

This statement of additional information (SAI) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio II (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund”), dated March 30, 2003, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing or calling the Shareholder Services Agent for your employer’s plan.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to the DFA International Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and to the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2002, 2001, and 2000, the Master Fund paid brokerage commissions of $576,457, $386,725, and $376,232, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to assets under its management.

The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Master Fund, by trading through Instinet, could pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

2

During the fiscal year ended November 30, 2002, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $187,088 with respect to securities transactions valued at $112,395,736. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities or currencies from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Master Fund are the same as those of the Portfolio.

The Portfolio will not:

(1)      invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)      make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)      as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)      purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)      borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and, then, in no event in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)      pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)      invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)      engage in the business of underwriting securities issued by others;

(9)      invest for the purpose of exercising control over management of any company;

(10)    invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

3

(11)    invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)    acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)    write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs, except as described in (1) above;

(14)    purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of equity securities;

(15)    purchase securities on margin or sell short;

(16)    acquire more than 10% of the voting securities of any issuer; or

(17)    issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in the Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

The Master Fund may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Master Fund has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Master Fund owns, and does not include assets which the Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Master Fund will exclude from its total assets those assets which represent collateral received by the Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other

4

changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. To the extent that the Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Master Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Fund’s net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable.

The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible: fixed income obligations such as money market instruments; index futures contracts and options thereon. Under normal circumstances, they do not expect to invest more than 20% of their assets in such investments.

To the extent that they invest in futures contracts and options thereon for other than bona fide hedging purposes, they will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of its total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of

5

an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

CONVERTIBLE DEBENTURES

The Master Fund may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Master Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Fund with opportunities which are consistent with the Master Fund’ investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and other oversight functions as requested by the Board. The Audit Committee for the Board also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2002.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993

Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company).

				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios)

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993

Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

90 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Formerly, Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development)

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993

Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios)

Abbie J. Smith Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture)

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992

Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund. Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Formerly, Director and Chief Investment Officer of Dimensional Fund Advisors Ltd. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).

90 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992

Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Ltd. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.

90 portfolios in 4 investment companies

1          Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2          Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*          Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	None	None

John P. Gould	None	None

Roger G. Ibbotson	None	None

Robert C. Merton	None	None

Myron S. Scholes	None	$10,000-50,000

Abbie J. Smith	None	None

Interested Directors:

David G. Booth	None	Over $100,000

Rex A. Sinquefield	None	Over $100,000

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Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2002 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†

George M. Constantinides	$3,652	N/A	N/A	$57,000
John P. Gould	$3,593	N/A	N/A	$55,500
Roger G. Ibbotson	$3,652	N/A	N/A	$57,000
Robert C. Merton*	$0	N/A	N/A	$0
Myron S. Scholes	$3,593	N/A	N/A	$55,500
Abbie J. Smith	$3,652	N/A	N/A	$57,000

†          The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/ Trustees of such companies.

*          Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

**         Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $36,500 (Mr. Constantinides), $35,500 (Mr. Gould), $36,500 (Mr. Ibbotson) and $36,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”)

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H.F. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. since April 2001. Since March 2000, legal counsel for DFA. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Ltd.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000 and currently, Portfolio Manager. Formerly, Vice President DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer, of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003

Vice President of all the DFA Entities. Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities and Dimensional Fund Advisors Ltd. Vice President and Assistant Secretary of DFA Australia Limited. Director, Dimensional Funds PLC. Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd. (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Since October 2000, investment management, client service manager for DFA. Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002

Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctoral Fellow (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Director of Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001

Vice President of all the DFA Entities. Director, Dimensional Fund Advisors Ltd. Formerly, Director Dimensional Funds PLC. Formerly, Vice President DFA Australia Limited. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited, Vice President (formerly, Executive Vice President) Dimensional Fund Advisors Ltd.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to July 2000, Portfolio Manager.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional Fund Advisors Inc.

       1    Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

       *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.
          Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

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SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is 0.01% of the average monthly net assets of the Portfolio.

Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus. For the fiscal years ended November 30, 2002, 2001, and 2000, the Portfolio paid administrative fees to the Advisor of $4,000, $4,000 and $4,000, respectively.

The Fund intends to enter into shareholder service agreements with certain Shareholder Service Agents on behalf of the Portfolio. The Shareholder Service Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer’s plan and (ii) institutions whose clients, customers or members invest in the Portfolio. The service to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with the state securities laws. For the period December 1, 2001 through April 30, 2002, the Portfolio paid a fee, on a monthly basis, at an annual rate of 0.10% of the aggregate daily value of all shares held in an account maintained by such Shareholder Services Agent. Effective May 1, 2002, the 0.10% fee to the Shareholder Services Agent was eliminated.

PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is

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taxed as a corporation. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

Custodians

PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolio. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the Master Fund. The custodians maintain a separate account or accounts for the Portfolio and Master Fund; receive, hold and release portfolio securities on account of the Portfolio and Master Fund; make receipts and disbursements of money on behalf of the Portfolio and Master Fund; and collect and receive income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund acts as distributor of the Portfolio’s shares. The Fund has, however, entered into an agreement with DFA Securities Inc. (“DFAS”), a wholly owned subsidiary of the Advisor, pursuant to which DFAS is responsible for supervising the sale of the Portfolio’s shares. No compensation is paid by the Fund to DFAS under this agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2002, 2001, and 2000, the Master Fund paid advisory fees of $2,340,000, $2,801,000, and $3,237,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also

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reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODES OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act, or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in its Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

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Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2003,the following person beneficially owned 5% or more of the outstanding stock of the Portfolio:

BellSouth Corporation	100%
State Street Bank and Trust Co. as Trustee*
105 Rosemont Street
Westwood, MA 02090

______________

      *    Owner of record only.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days that the NYSE is closed, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

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TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences that may affect the Portfolio. Unless your investment in the Portfolio is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation for federal income tax purposes. These rules could affect the amount, timing, and character of income distributed to shareholders of the Portfolio.

Distribution of Net Income

The Portfolio receives income generally in the form of dividends earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

Distributions of Capital Gain

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as long-term capital gain.

Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by the Portfolio that are derived from the Master Fund’s sale of securities held for more than five years may be subject to a reduced rate of tax.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•          98% of its taxable ordinary income earned during the calendar year;

•          98% of its capital gain net income earned during the twelve month period ending October 31; and

•          100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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Effect of Foreign Withholding Taxes

The Master Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Effect of Foreign Investments on Distributions

The Portfolio invests in a Master Fund taxable as a corporation and will not be permitted to pass through a credit or deduction for foreign withholding taxes that the Master Fund pays.

Most foreign exchange gains derived from the sale of debt instruments by the Master Fund are treated as ordinary income to the Portfolio. Similarly, foreign exchange losses derived from the sale of debt instruments by the Master Fund are generally treated as ordinary losses. These gains, when distributed, will be taxable to shareholders as ordinary dividends, and any losses will reduce the Portfolio’s ordinary income otherwise available for distribution to shareholders. This treatment could increase or reduce the Portfolio’s ordinary income distributions to shareholders, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC Securities

The Master Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Master Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Master Fund is required to distribute, even though it has not sold the securities.

Dividends-Received Deduction

Dividends received by the Portfolio will generally be earned on portfolio securities of non-U.S. issuers and are not expected to qualify for the corporate dividends-received deduction.

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Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to a Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Corporate Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of the Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, defer the Master Fund’s ability to recognize losses, and, in limited cases, subject the Portfolio to U.S. federal income tax on income from certain of the Master Fund’s foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the Portfolio.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

CALCULATION OF PERFORMANCE DATA

The Portfolio and the Master Fund may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and

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any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund’s annual report to shareholders of the Portfolio for the fiscal year ended November 30, 2002, contains additional performance information. A copy of the annual report is available upon request and without charge.

Rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio (and the Master Fund) as well as the performance of the local currency or currencies of the Portfolio.

Quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended December 31, 2002 (as applicable) are set forth in the prospectus. Such quotations use the standardized method of calculation required by the SEC.

Average Annual Return Before Taxes

As the following formula indicates, the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC’s formula:

P(1 + T)n = ERV

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return
n =	number of years
ERV =

ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Average Annual Total Return After Taxes on Distributions

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the stated period of time that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

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Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The following SEC formula is used to calculate these figures:

P(1+T)n = ATVD

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions)
n =	number of years
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Sale of Portfolio Shares

Average annual total return after taxes on distributions and sale of Portfolio shares is determined by finding the average annual rates of return over the stated time period that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon

21

redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The following SEC formula is used to calculate these figures:

P(1+T)n = ATVDR

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions and redemptions)
n =	number of years
ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions and redemption.

The average annual total returns both before and after taxes for the indicated periods ended November 30, 2002 were:

	One Year	Five Years	Since 8/3/94 Inception

Return Before Taxes	-5.62%	1.13%	1.98%
Return After Taxes on Distributions	-7.38%	-0.38%	0.85%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.64%	0.51%	1.25%

In addition to the standardized method of calculating performance required by the SEC, the Portfolio and the Master Fund may disseminate other performance data and may advertise total return calculated on a monthly basis.

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2002, as set forth in the Fund’s annual report to shareholders of the Portfolio, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

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The audited financial statements of the Master Fund for the fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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U.S. LARGE CAP VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2003

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of U.S. Large Cap Value Portfolio II (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund”), dated March 30, 2003, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Large Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2002, 2001, and 2000, the Master Fund paid brokerage commissions of $1,072,620, $589,100, and $1,878,270, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to assets under its management. During the fiscal year ended November 30, 2002, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $93,979 with respect to securities transactions valued at $34,387,307. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

The over-the-counter market companies eligible for purchase by the Master Fund may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Fund with market makers, third market brokers, electronic communication networks (“ECNs”) and with dealers on an agency basis.

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Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on an ECN when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Master Fund are the same as those of the Portfolio.

The Portfolio will not:

(1)       invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)       make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)       as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)       purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)       borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)       pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)       invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

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(8)       engage in the business of underwriting securities issued by others;

(9)       invest for the purpose of exercising control over management of any company;

(10)     invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)     invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)     acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)     write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs, except as provided in (1) above;

(14)     purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

(15)     purchase securities on margin or sell short;

(16)     acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio; or

(17)     issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act”), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in the Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

While the Master Fund has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude

4

from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund’s to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. To the extent that the Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Master Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Fund’s net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Portfolio or Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the Portfolio and Master Fund may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, as well as index futures contracts and options thereon. The 20% guideline is not an absolute limitation but the Portfolio and Master Fund do not expect to exceed this guideline under normal circumstances.

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The Master Fund may invest in futures contracts and options on futures contracts. To the extent that the Master Fund or Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of its net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and other oversight functions as requested by the Board. The Audit Committee for the Board also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2002.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993

Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered

				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios)

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

investment company).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993

Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

90 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Formerly, Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development)

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993

Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Financial Engines. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios)

Abbie J. Smith Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture)

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth:	Chairman, Director, President,	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund	90 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

12/02/46	Chief Executive Officer, and Chief Investment Officer

Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Formerly, Director and Chief Investment Officer of Dimensional Fund Advisors Ltd. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director; and Chairman	Since 1992

Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Ltd. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.

90 portfolios in 4 investment companies

1          Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2          Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*          Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below.

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	None	None

John P. Gould	None	None

Roger G. Ibbotson	None	None

Robert C. Merton	None	None

Myron S. Scholes	None	$10,001-50,000

Abbie J. Smith	None	None

Interested Directors:

David G. Booth	None	Over $100,000

Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2002 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†

George M. Constantinides	$3,652	N/A	N/A	$57,000
John P. Gould	$3,593	N/A	N/A	$55,500
Roger G. Ibbotson	$3,652	N/A	N/A	$57,000
Robert C. Merton*	$0	N/A	N/A	$0
Myron S. Scholes	$3,593	N/A	N/A	$55,500
Abbie J. Smith	$3,652	N/A	N/A	$57,000

†          The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*           Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

**         Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $36,500 (Mr. Constantinides), $35,500 (Mr. Gould), $36,500 (Mr. Ibbotson) and $36,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities:

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Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H.F. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. since April 2001. Since March 2000, legal counsel for DFA. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities, Formerly, Vice President DFA Australia Limited.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000 and currently, Portfolio Manager. Formerly, Vice President DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer, of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003

Vice President of all the DFA Entities. Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

to September 1998).

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities and Dimensional Fund Advisors Ltd. Vice President and Assistant Secretary of DFA Australia Limited. Director, Dimensional Funds PLC. Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd. (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Since October 2000, investment management, client service manager for DFA. Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002

Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctoral Fellow (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Director of Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001

Vice President of all the DFA Entities. Director, Dimensional Fund Advisors Ltd. Formerly, Director Dimensional Funds PLC. Formerly, Vice President DFA Australia Limited. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited, Vice President (formerly, Executive Vice President) Dimensional Fund Advisors Ltd.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to July 2000, Portfolio Manager.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional Fund Advisors Inc.

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       1   Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

       *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is 0.01% of the Portfolio’s average monthly net assets.

Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus. For the fiscal years ended November 30, 2002, 2001, and 2000, the Portfolio paid administrative fees to the Advisor of $7,000, $5,000, and $3,000, respectively.

PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is taxed as a corporation. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

Shareholder Services

The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolio. The Shareholder Services Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer’s plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with state securities laws. For the period December 1, 2001 through April 30, 2002,

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the Portfolio paid a fee, on a monthly basis, at an annual rate of 0.10% of the aggregate daily value of all shares held in an account maintained by such Shareholder Services Agent. Effective May 1, 2002, the 0.10% fee to the Shareholder Services Agent was eliminated.

Custodian

PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolio. The custodian maintains a separate account or accounts for the Portfolio and Master Fund; receives, holds and releases portfolio securities on account of the Portfolios and Master Fund; makes receipts and disbursements of money on behalf of the Portfolios and Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund acts as distributor of the Portfolio’s shares. It has, however, entered into an agreement with DFA Securities Inc. (“DFAS”), a wholly owned subsidiary of DFA, pursuant to which DFAS is responsible for supervising the sale of the Portfolio’s shares. No compensation is paid by the Fund to DFAS under this agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2002, 2001, and 2000, the Master Fund paid advisory fees of $1,656,000, $1,732,000, and $1,737,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also

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reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODES OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

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Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer’s plan documents or in documents provided by the institution.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2003, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

BellSouth Corporation	100%
State Street Bank and Trust Co. as Trustee*
105 Rosemont Street
Westwood, MA 02090

______________

      *   Owner of record only.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the “NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless your investment in the Portfolio is through a retirement plan, you should consider the tax implications of investing, and consult your own tax adviser. The tax consequences described below may be affected

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by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

Distribution of Net Income

The Portfolio receives income generally in the form of dividends and interest earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitute its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio as long-term capital gain. Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. These distributions will not be taxable to 401(k) plans or other exempt shareholders.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•          98% of its taxable ordinary income earned during the calendar year;

•          98% of its capital gain net income earned during the twelve month period ending October 31; and

•          100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Dividends-Received Deduction

With respect to dividends that are received on portfolio securities, the Master Fund may not be eligible to pass through the corporate dividends-received deduction attributable to its holdings of U.S. equity securities to the Portfolio, and the Portfolio may not be eligible to pass through the deduction to its taxable corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met or the dividends-received deduction is reduced. Dividends from net investment income will generally qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

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Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to another Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years by taxable shareholders may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund or defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to a non-exempt shareholder by the Portfolio.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

CALCULATION OF PERFORMANCE DATA

The Portfolio and the Master Fund may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is

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reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund’s annual report to shareholders of the Portfolio for the fiscal year ended November 30, 2002, contains additional performance information. A copy of the annual report is available upon request and without charge.

Quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended December 31, 2002 (as applicable) are set forth in the prospectus. Such quotations use the standardized method of calculation required by the SEC.

Average Annual Return Before Taxes

As the following formula indicates, average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC’s formula:

P(1 + T)n = ERV

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return
n =	number of years
ERV =

ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Average Annual Total Return After Taxes on Distributions

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the stated period of time that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits,

18

such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The following SEC formula is used to calculate these figures:

P(1+T)n = ATVD

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions)
n =	number of years
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Sale of Portfolio Shares

Average annual total return after taxes on distributions and sale of Portfolio shares is determined by finding the average annual rates of return over the stated time period that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

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The following SEC formula is used to calculate these figures:

P(1+T)n = ATVDR

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions and redemptions)
n =	number of years
ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions and redemption.

The average annual total returns both before and after taxes for the indicated periods ended November 30, 2002 were:

	One Year	Five Years	Since 8/3/94 Inception
Return Before Taxes	-8.76%	3.91%	11.26%
Return After Taxes on Distributions	-10.22%	1.13%	9.11%
Return After Taxes on Distributions and Sale of Portfolio Shares	-4.34%	2.57%	8.93%

In addition to the standardized method of calculating performance required by the SEC, the Portfolio and Master Fund may disseminate other performance data and may advertise total return calculated on a monthly basis.

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2002, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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DFA INTERNATIONAL VALUE PORTFOLIO IV
EMERGING MARKETS PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2003

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio IV and Emerging Markets Portfolio II (individually, a “Portfolio” and, collectively, the “Portfolios”) of Dimensional Investment Group Inc. (the “Fund”), dated March 30, 2003, as amended from time to time.

The audited financial statements and financial highlights of the Fund are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the DFA International Value Series (“International Value Series”) and the Emerging Markets Series (together, the “Master Funds”) of the DFA Investment Trust Company (the “Trust”) and to the Portfolios through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each Master Fund and provides administrative services to the Portfolios.

Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the Master Funds.

BROKERAGE COMMISSIONS
FISCAL YEARS ENDED NOVEMBER 30, 2002, 2001, and 2000

	2002	2001	2000

International Value Series	$576,457	$386,725	$376,232
Emerging Markets Series	326,443	324,859	439,821

The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by the Master Funds.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Funds to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. During the fiscal year ended

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November 30, 2002, the International Value Series and Emerging Markets Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions

International Value Series	$112,395,736	$187,088
Emerging Markets Series	$0	$0

Neither Portfolio will incur any brokerage or other costs in connection with its purchase or redemption of shares of its corresponding Master Funds, except if a Portfolio receives securities or currencies from the corresponding Master Funds to satisfy the Portfolio’s redemption request. (See “REDEMPTION OF SHARES.”)

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Master Fund are the same as those of the corresponding Portfolio.

The Portfolios will not:

(1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5) borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7) invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8) engage in the business of underwriting securities issued by others;

(9) invest for the purpose of exercising control over management of any company;

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(10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization, provided that the Emerging Markets Portfolio may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

(11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(14) purchase warrants, except that the Portfolios may acquire warrants as a result of corporate actions involving their holdings of equity securities;

(15) purchase securities on margin or sell short;

(16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Emerging Markets Portfolio II; or

(17) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Funds.

The investment limitations described in (1) and (15) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

For purposes of (5) above, the Emerging Markets Portfolio II (indirectly through its investment in the Emerging Markets Series) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on the Series’ behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Series have no present intent to engage in any other types of borrowing transactions under this authority.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolios (indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

4

The International Value Portfolio IV and Emerging Markets Portfolio II (indirectly through their investment in the Trust) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the International Value Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Series or whose use is otherwise considered by the Series to be advisable. The Series would “look through” any such vehicle to determine compliance with its investment restrictions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio’s or Master Funds’ assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Funds’ total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

FUTURES CONTRACTS

The Master Funds each may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Funds’ net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Master Funds (or their custodians) may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

5

CASH MANAGEMENT PRACTICES

All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. In the case of the Emerging Markets Series, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Series	Permissible Cash Investment	Percentage Guidelines*

International Value	Fixed income obligations such as money market instruments; index futures contracts and options thereon***	20%

Emerging Markets	Money market instruments; highly liquid debt securities; freely convertible currencies; shares of money market mutual funds**; index futures contracts and options thereon***	10%

      *    The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

    **    Investments in money market mutual funds may involve duplication of certain fees and expenses.

 ***    To the extent that they invest in futures contracts and options thereon for other than bona fide hedging purposes, no Master Funds or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of its total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

CONVERTIBLE DEBENTURES

The Master Funds each may invest up to 5% of their assets in convertible debentures issued by non-U.S. companies located in countries where the Master Funds are permitted to invest. The International Value Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Funds may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Master Funds upon conversion

6

of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Funds with opportunities which are consistent with its investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and other oversight functions as requested by the Board. The Audit Committee for the Board also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2002.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993

Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company).

				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200	Director	Since 1993

Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager).

90 portfolios in 4 investment companies

7

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Date of Birth: 5/27/43			Formerly, Director, Hospital Fund, Inc. (investment management services).

Robert C. Merton Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Formerly, Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Rd. Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993

Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios).

Abbie J. Smith Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992

Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Formerly, Director and Chief Investment Officer of Dimensional Fund Advisors Ltd. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago

90 portfolios in 4 investment companies

8

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992

Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Ltd. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.

90 portfolios in 4 investment companies

       1    Each Director holds office for an indefinite term until his or her successor is elected and qualified.

       2    Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

      *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	None	None

John P. Gould	None	None

Roger G. Ibbotson	None	None

Robert C. Merton	None	None

Myron S. Scholes	None	$10,001-50,000

Abbie J. Smith	None	None

Interested Directors:

David G. Booth	None	Over $100,000

Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2002 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation	Pension or Retirement	Estimated Annual Benefits	Total Compensation

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	from the Fund**	Benefits as Part of Fund Expenses	upon Retirement	from the Fund and DFA Fund Complex

George M. Constantinides	$3,652	N/A	N/A	$57,000
John P. Gould	$3,593	N/A	N/A	$55,500
Roger G. Ibbotson	$3,652	N/A	N/A	$57,000
Robert C. Merton*	$0	N/A	N/A	$0
Myron S. Scholes	$3,593	N/A	N/A	$55,500
Abbie J. Smith	$3,652	N/A	N/A	$57,000

      †    The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

      *    Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

    **    Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $36,500 (Mr. Constantinides), $35,500 (Mr. Gould), $36,500 (Mr. Ibbotson) and $36,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H.F. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. since April 2001. Since March 2000, legal counsel for DFA. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Birth: 10/08/57			Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000 and currently, Portfolio Manager. Formerly, Vice President DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer, of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003

Vice President of all the DFA Entities. Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Since 2000

Vice President and Secretary of all the DFA Entities and Dimensional Fund Advisors Ltd. Vice President and Assistant Secretary of DFA Australia Limited. Director, Dimensional Funds PLC. Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd. (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Since October.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

2000, investment management, client service manager for DFA. Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002

Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctoral Fellow (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Director of Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001

Vice President of all the DFA Entities. Director, Dimensional Fund Advisors Ltd. Formerly, Director Dimensional Funds PLC. Formerly, Vice President DFA Australia Limited. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited, Vice President (formerly, Executive Vice President) Dimensional Fund Advisors Ltd.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to July 2000, Portfolio Manager.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional Fund Advisors Inc.

       1    Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

      *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the

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services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For the administrative services provided to the DFA International Value Portfolio IV, the Advisor receives a monthly fee equal to one-twelfth of 0.20% of the Portfolio’s first $40 million of average net assets and no fee for assets exceeding $40 million. For the fiscal year ended November 30, 2002, 2001, and 2000, the International Value Portfolio IV paid the Advisor administrative fees of $80,000 each year. Pursuant to the administration agreement relating to the Emerging Markets Portfolio II, the Advisor receives a monthly fee equal to one-twelfth of 0.40% of the Portfolio’s first $50 million of average net assets and no fee for assets exceeding $50 million. Pursuant to an Expense Waiver and Assumption Agreement for Emerging Markets Portfolio II, the Advisor has agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio’s average net assets. For the fiscal years ended November 30, 2002, 2001, and 2000, the Emerging Markets Portfolio II did not pay any administrative fees.

PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders. This applies to the DFA International Value Portfolio IV. PFPC’s charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders. This applies to Emerging Markets Portfolio II.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York 10005, is the custodian for the International Value Series and Emerging Market Series. PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as custodian for each Portfolio. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund acts as distributor of each series of its own shares of stock. The Fund has, however, entered into an agreement with DFA Securities Inc. (“DFAS”), a wholly owned subsidiary of the Advisor, pursuant to which DFAS is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFAS under this agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

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PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Funds. For the fiscal years ended November 30, 2002, 2001, and 2000, the Master Funds paid advisory fees as set forth in the following table:

	2002	2001	2000

International Value Series*	$2,340,000	$2,801,000	$3,237,000
Emerging Markets Series*	$337,000	$308,000	$359,000

______________

      *    Both Master Funds have more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for each Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing each Master Fund. The Board of Trustees noted, among other things, that each Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of each Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of each Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc.

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The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings.

CODES OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to the Emerging Markets Series, if a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2003,the following persons beneficially owned more than 5% of the outstanding securities of each Portfolio:

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DFA INTERNATIONAL VALUE PORTFOLIO IV

Citigroup 401(k) Plan* 599 Lexington Avenue New York, NY 10022	98.38%

EMERGING MARKETS PORTFOLIO II

Citigroup 401(k) Plan* 599 Lexington Avenue New York, NY 10022	98.38%

______________

      *    Owner of record only

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business. On other days, the Fund will generally be closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences that may affect each Portfolio. Because shares of the Portfolios are sold only in connection with 401(k) plans, the tax consequences described below are generally not applicable to the beneficiary under a 401(k) plan prior to the withdrawal of amounts deposited under the 401(k) plan. If the beneficiary under a 401(k) plan should become subject to tax, the beneficiary should consider the tax implications of investing, and consult the beneficiary’s own tax adviser.

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Different tax rules may apply to income earned by each Master Fund because, for federal income tax purposes, the Master Fund in which the assets of DFA International Value Portfolio IV are invested is a corporation, while the Master Fund in which the assets of Emerging Markets Portfolio II are invested is a partnership. These rules could affect the amount, timing, or character of the income distributed to the Portfolios by the Master Funds.

Distributions of Net Investment Income

Each Portfolio derives income generally in the form of its share of dividends (in the case of DFA International Value Portfolio IV) or dividends and interest (in the case of Emerging Markets Portfolio II) earned by the Master Fund on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid under a 401(k) plan. Any distributions by a Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

Distributions of Capital Gain

Each Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. With respect to the DFA International Value Portfolio IV, distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as long-term capital gain, Shareholders that are 401(k) plans will receive income of this amount and character but will not be subject to tax on this income. With respect to the Emerging Markets Portfolio II, income derived from net short-term capital gain of the Master Fund will be taxable to the Portfolio as net short-term capital gain and, when distributed to the 401(k) plans, will be treated as ordinary income, and income derived from net long-term capital gain of the Master Fund will be taxable to the Portfolio and, when distributed to the 401(k) plans, as long-term capital gain, regardless of how long shares of the Portfolio have been held.

Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

Any net capital gains realized by a Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•          98% of its taxable ordinary income earned during the calendar year;

•          98% of its capital gain net income earned during the twelve month period ending October 31; and

•          100% of any undistributed amounts of these categories of income or gain from the prior year.

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Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Effect of Foreign Withholding Taxes

A Master Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Portfolio’s income dividends paid to shareholders.

Effect of Foreign Investments on Distributions

Most foreign exchange gains realized on (or derived from) the sale of debt instruments by the Portfolios are treated as ordinary income. Similarly, foreign exchange losses realized on (or derived from) the sale of debt instruments by the Portfolios are generally treated as ordinary losses. These gains, when distributed, will be taxable to shareholders as ordinary dividends, and any losses will reduce a Portfolio’s ordinary income distributions to shareholders. This treatment could increase or reduce the Portfolio’s ordinary income distributions to shareholders, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC Securities

A Master Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Master Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Master Fund is required to distribute, even though it has not sold the securities.

Dividends-Received Deduction

Dividends derived by a Master Fund will generally be earned on portfolio securities of non-U.S. issuers and are not expected to qualify for the corporate dividends-received deduction.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by a Master Fund organized as a partnership (such as Emerging Markets Portfolio II) to another Master Fund organized as a partnership may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by a Master Fund organized as a corporation (a “Corporate Master Fund”), such as DFA International Value Portfolio IV, to another Corporate Master Fund, five or fewer persons) own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by DFA International Value Portfolio IV to another Corporate Master Fund, only shareholders that own 5% or more of the shares of that Portfolio are considered to own the shares of the corresponding Corporate Master Fund in proportion to their ownership of Portfolio shares.

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Redemption of Portfolio Shares

Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

Complex Securities

A Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, defer a Master Fund’s ability to recognize losses, and, in limited cases, subject the Portfolio to U.S. federal income tax on income from certain of the Master Fund’s foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

Information on the Tax Character of Distributions

The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

CALCULATION OF PERFORMANCE DATA

The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and excluding deduction of reimbursement fees charged to investors and paid to the Emerging Markets Portfolio II, which would otherwise reduce return quotations. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund’s annual report to shareholders of the Portfolios for the fiscal year ended November 30, 2002, contains additional performance information. A copy of the annual report is available upon request and without charge.

Rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio (and its corresponding Master Fund) as well as the performance of the local currency or currencies of the Portfolio.

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Quotations of the annualized percentage total returns for each Portfolio for the one-, five-, and ten-year periods ending December 31, 2002 are set forth in the prospectus. Such quotations use the standardized method of calculation required by the SEC, which is net of the cost of any current reimbursement fee charged to investors.

Average Annual Total Return Before Taxes

As the following formula indicates, annualized total return is determined by finding the annualized total return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

P(1 + T)n = ERV

where:

P	= a hypothetical initial payment of $1,000
T	= annualized compound rate of return
n	= number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Average Annual Total Return After Taxes on Distributions

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the stated period of time that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The following SEC formula is used to calculate these figures:

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P(1+T)[n] = ATVD
where:
	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions)
	n =	number of years
	ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Sale of Portfolio Shares

Average annual total return after taxes on distributions and sale of Portfolio shares is determined by finding the average annual rates of return over the stated time period that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

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The following SEC formula is used to calculate these figures:

P(1+T)[n] = ATVDR
where:
	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions and redemptions)
	n =	number of years
	ATVDR=	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions and redemption.

The average annual total returns both before and after taxes for the indicated periods ended November 30, 2002 were:

DFA International Value Portfolio IV	One Year	Five Years	Since 8/15/97 Inception

Return Before Taxes	-5.66%	1.48%	-0.50%
Return After Taxes on Distributions	-7.24%	-0.06%	-1.93%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.78%	0.78%	-0.77%

Emerging Markets Portfolio II	One Year	Five Years	Since 8/15/97 Inception

Return Before Taxes	1.26%	-0.18%	-5.44%
Return After Taxes on Distributions	0.89%	-0.44%	-5.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.95%	-0.20%	-4.29%

In addition to the standardized method of calculating performance required by the SEC, the Portfolios and the Master Funds may disseminate other performance data and may advertise total return calculated on a monthly basis.

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 2002, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Funds for the fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2003

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of The DFA U.S. Small Cap Institutional Portfolio (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund”), dated March 30, 2003, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Small Cap Series (“Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

Prior to April 1, 2001, the Portfolio was known as The DFA 6-10 Institutional Portfolio. Similarly, the Master Fund in which the Portfolio invests – the U.S. Small Cap Series – was known as the U.S. 6-10 Small Company Series.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2002, 2001, and 2000, the Master Fund paid total brokerage commissions of $1,124,961, $630,992, and $1,283,763, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Fund. During the fiscal year ended November 30, 2002, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $190,788 with respect to securities transactions valued at $64,979,133. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

The over-the-counter market companies eligible for purchase by the Master Fund are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Fund with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. ECNs charge a commission for each trade executed on its system. On any given trade, the Master Fund, by trading through an ECN, would pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities or currencies from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. The Master Fund’s investment limitations are the same as those of the Portfolio.

The Portfolio will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of the Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

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(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)
acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(14)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

For purposes of (7) above, although the Portfolio is authorized to invest up to 15% of its total assets in illiquid securities, it does not intend to do so. As a non-fundamental policy, the Portfolio (indirectly through its investment in the Master Fund) will not invest more than 15% of its net assets in illiquid securities.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Tr!ust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

Although not a fundamental policy subject to shareholder approval, the Portfolio indirectly through its investment in the Master Fund, does not intend to purchase interests in any real estate investment trust.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

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Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, ordinarily not more than 20%, in interest-bearing obligations, such as money-market instruments. The 20% guideline is not an absolute limitation but the Portfolio and Master Fund do not expect to exceed this guideline under normal circumstances.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and other oversight functions as requested by the Board. The Audit Committee for the Board also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2002.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

4

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993

Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company).

				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios)

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993

Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

90 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Formerly, Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development)

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993

Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios)

Abbie J. Smith Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture)

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992

Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Formerly, Director and Chief Investment Officer of Dimensional Fund Advisors Ltd. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).

90 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992

Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Ltd. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.

90 portfolios in 4 investment companies

1          Each Director holds office for an indefinite term until his or her successor is elected and qualified.

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2            Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*           Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	None	None

John P. Gould	None	None

Roger G. Ibbotson	None	None

Robert C. Merton	None	None

Myron S. Scholes	None	$10,001-50,000

Abbie J. Smith	None	None

Interested Directors:

David G. Booth	None	Over $100,000

Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2002 and t he total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†

George M. Constantinides	$3,652	N/A	N/A	$57,000
John P. Gould	$3,593	N/A	N/A	$55,500
Roger G. Ibbotson	$3,652	N/A	N/A	$57,000
Robert C. Merton*	$0	N/A	N/A	$0
Myron S. Scholes	$3,593	N/A	N/A	$55,500
Abbie J. Smith	$3,652	N/A	N/A	$57,000

†           The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*           Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

**       Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $36,500 (Mr. Constantinides), $35,500 (Mr. Gould), $36,500 (Mr. Ibbotson) and $36,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such

7

amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H.F. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. since April 2001. Since March 2000, legal counsel for DFA. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000 and currently, Portfolio Manager. Formerly, Vice President DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer, of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003

Vice President of all the DFA Entities. Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002);

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities and Dimensional Fund Advisors Ltd. Vice President and Assistant Secretary of DFA Australia Limited. Director, Dimensional Funds PLC. Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd. (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Since October 2000, investment management, client service manager for DFA. Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002

Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctoral Fellow (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Director of Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001

Vice President of all the DFA Entities. Director, Dimensional Fund Advisors Ltd. Formerly, Director Dimensional Funds PLC. Formerly, Vice President DFA Australia Limited. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited, Vice President (formerly, Executive Vice President) Dimensional Fund Advisors Ltd.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to July 2000, Portfolio Manager.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional Fund Advisors Inc.

       1   Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

      *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund in complying with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of .07% of the average net assets of the Portfolio. Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.20% of its average net assets on an annualized basis. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus. For the fiscal years ended November 30, 2002, 2001, and 2000, the Portfolio paid administrative fees to the Advisor of $114,000, $114,000, and $122,000, respectively.

PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is taxed as a corporation. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

Custodian

PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as a custodian for the Portfolio and the Master Fund. The custodian maintains a separate account or accounts for the Portfolio and the Master Fund; receives, holds and releases portfolio securities on account of the Portfolio and the Master Fund; makes receipts and disbursements of money on behalf of Portfolio and Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

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Distributor

The Fund acts as distributor of the Portfolio’s shares. It has, however, entered into an agreement with DFA Securities Inc. (“DFAS”), a wholly owned subsidiary of DFA, pursuant to which DFAS is responsible for supervising the sale of the Portfolio’s shares. No compensation is paid by the Fund to DFAS under this agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2002, 2001, and 2000, the Master Fund paid advisory fees of $294,000, $266,000 and $219,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such

11

fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

Until April 1, 2001, the Portfolio was known as The DFA 6-10 Institutional Portfolio.

CODES OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular class whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

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PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2003, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolio:

Utah Retirement System 540 E. 200 South Salt Lake City, UT 84102	44.59%

Baycare Health Master Custody 323 Jefford Street Clearwater, FL 33757	43.52%

Baycare Health Retirement Plan 323 Jefford Street Clearwater, FL 33757	10.20%

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the U.S. Securities and Exchange Commission (“SEC”), (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of the Portfolio to another person by making a written request to the Advisor who will transmit the request to the Fund’s Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under “REDEMPTION OF

13

SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences that may affect the Portfolio. Unless your investment in the Portfolio is through a retirement plan, you should consider the tax implications of investing, and consult your own tax adviser. The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders by the Portfolio.

Distribution of Net Income

The Portfolio receives income generally in the form of dividends earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

Distributions of Capital Gain

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as long-term capital gain.

Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by the Portfolio that are derived from the Master Fund’s sale of securities held for more than five years may be subject to a reduced rate of tax.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•          98% of its taxable ordinary income earned during the calendar year;

14

•          98% of its capital gain net income earned during the twelve month period ending October 31; and

•          100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Dividends-Received Deduction

With respect to dividends that are received on portfolio securities, the Master Fund may not be eligible to pass through the corporate dividends-received deduction attributable to its holdings of U.S. equity securities to the Portfolio, and the Portfolio may not be eligible to pass through the deduction to its corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met or the dividends-received deduction is reduced. Dividends from net investment income will generally qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to a Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state and local personal income taxes by virtue of the federal income status of the Master Fund as a corporation.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to special and complicated tax rules. These rules could affect whether gains or losses recognized by the Portfolio or Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund,

15

or defer the Portfolio’s or the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the Portfolio.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

CALCULATION OF PERFORMANCE DATA

The Portfolio and the Master Fund may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis, that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund’s annual report to shareholders of the Portfolio for the fiscal year ended November 30, 2002, contains additional performance information. A copy of the annual report is available upon request and without charge.

Quotations of the annualized percentage total returns of the Portfolio for the one-, five-, and ten-year periods ended December 31, 2002 (as applicable) are set forth in the prospectus. Such quotations use the standardized method of calculation required by the SEC.

Average Annual Return Before Taxes

 As the following formula indicates, the average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC’s formula:

P(1 + T)n = ERV

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return
n =	number of years
ERV =

ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

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Average Annual Total Return After Taxes on Distributions

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the stated period of time that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The following SEC formula is used to calculate these figures:

P(1+T)n = ATVD

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions)
n =	number of years
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Sale of Portfolio Shares

Average annual total return after taxes on distributions and sale of Portfolio shares is determined by finding the average annual rates of return over the stated time period that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

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The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The following SEC formula is used to calculate these figures:

P(1+T)n = ATVDR

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions and redemptions)
N =	number of years
ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions and redemption.

The average annual total returns both before and after taxes for the indicated periods ended November 30, 2002 were:

	One Year	Five Years	Since 5/4/93 Inception

Return Before Taxes	-8.50%	3.43%	10.01%
Return After Taxes on Distributions	-10.72%	0.89%	6.80%
Return After Taxes on Distributions and Sale of Portfolio Shares	-3.16%	2.05%	7.10%

In addition to the standardized method of calculating performance required by the SEC, the Portfolio and Master Fund may disseminate other performance data and may advertise total return calculated on a monthly basis.

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2002, as

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set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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DIMENSIONAL INVESTMENT GROUP INC.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2003

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company that offers twenty-four series of shares. This statement of additional information (“SAI”) relates to eight series of the Fund (individually, a “Portfolio” and collectively, the “Portfolios”):

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Company Portfolio K	U.S. Small XM Value Portfolio K
U.S. Large Cap Value Portfolio K	U.S. Small Cap Portfolio K

INTERNATIONAL EQUITY PORTFOLIOS

DFA International Value Portfolio K	Emerging Markets Portfolio K

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio K	DFA Two-Year Global Fixed Income Portfolio K

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated March 30, 2003, as amended from time to time. The corresponding Master Funds’ audited financial statements for the fiscal year ended November 30, 2002 are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The Portfolios’ prospectus and the Trust’s annual report can be obtained by writing to the above address or by calling the above telephone number.

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PORTFOLIO CHARACTERISTICS AND POLICIES

Each of the Portfolios is a “Feeder Fund,” which means that it seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of The DFA Investment Trust Company (the “Trust”). The series of the Trust are referred to as the “Master Funds.” Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each Master Fund, and provides administrative services to the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus. The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios through their investments in the Master Funds.

Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

Because the structures of the Domestic Equity and International Equity Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that the Master Funds might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE COMMISSIONS

The following table reports brokerage commissions paid by the Master Funds.

	Fiscal Years Ended

	2002	2001	2000

U.S. Large Company Series	$95,280	$90,857	$48,866
U.S. Large Cap Value Series	1,072,620	589,100	1,878,270
U.S. Small XM Value Series	1,463,799	637,192	2,808,527
U.S. Small Cap Series	1,124,961	630,992	1,283,763
International Value Series	576,457	386,725	376,232
Emerging Markets Series	326,443	324,859	439,821

TOTAL	$4,659,560	$2,659,725	$7,026,908

The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by the Master Funds.

The Fixed Income Master Funds acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market

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making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Master Funds effect transactions.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Master Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

The OTC companies eligible for purchase by certain of the Master Funds may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Funds with market makers, third market brokers, electronic communications networks (ECNs) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds can effect transactions at the best available prices.

During the fiscal year ended November 30, 2002, the Master Funds paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions

U.S. Large Cap Value Series	$34,387,307	$93,979

U.S. Large Company Series	0	0
U.S. Small XM Value Series	137,081,226	354,008

U.S. Small Cap Series	64,979,133	190,788

Emerging Markets Series	0	0
International Value Series	112,395,736	187,088

TOTAL	$348,843,402	$825,863

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The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios’ shares. A Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the corresponding Master Fund.

INVESTMENT LIMITATIONS

Each of the Portfolios and Master Funds has adopted certain limitations which may not be changed with respect to any Portfolio or Master Fund without the approval of the holders of a majority of the outstanding voting securities of such Portfolio or Master Fund. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio or Master Fund (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio or Master Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio or Master Fund.

The Portfolios and Master Funds will not:

(1)      invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and they (except the U.S. Small Cap Portfolio and the DFA One-Year Fixed Income Portfolio) may purchase or sell financial futures contracts and options thereon;

(2)      make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)      as to 75% of the total assets of a Portfolio or Master Fund, invest in the securities of any issuer (except obligations of the U.S. Government, its agencies and its instrumentalities or, for the Portfolios, shares of an investment company) if, as a result, more than 5% of the Portfolio’s or Master Fund’s total assets, at market, would be invested in the securities of such issuer;

(4)      borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets (provided that DFA One-Year Fixed Income Portfolio may borrow no more than 5% of its net assets) or pledge in excess of 33% of such assets to secure such loans;

(5)      engage in the business of underwriting securities issued by others;

(6)      acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s or Master Fund’s total assets would be invested in securities of companies within such industry; except that the Fixed Income Portfolios and Master Funds shall invest more than 25% of their total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy;”

(7)      purchase securities on margin; or

(8)      issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

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In addition, the Master Funds will not:

(9)      purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities; provided that the U.S. Small XM Value Series is not subject to this limitation;

(10)    pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (4) above; provided that the U.S. Small XM Value Series is not subject to this limitation;

(11)    invest more than 10% of the value of the Master Fund’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the U.S. Small XM Value Series and Two-Year Global Fixed Income Series are not subject to this limitation, and the Large Cap Value Series, the International Value Series, the U.S. Small Cap Series and the Emerging Markets Series may invest not more than 15% of their total assets in illiquid securities;

(12)    invest for the purpose of exercising control over management of any company; provided that the U.S. Small XM Value Series is not subject to this limitation;

(13)    invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization; provided that each of the U.S. Small XM Value Series and Emerging Markets Series may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

(14)    invest more than 5% of its total assets in securities of companies that have (with predecessors) a record of less than three years’ continuous operation; except this limitation does not apply to the U.S. Small XM Value Series and Emerging Markets Series;

(15)    write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs, except that the U.S. Small XM Value Series is not subject to these limitations;

(16)    purchase warrants, however, the Domestic and International Equity Portfolios may acquire warrants as a result of corporate actions involving their holdings of other equity securities; provided that the U.S. Small XM Value Series is not subject to this limitation; or

(17)    acquire more than 10% of the voting securities of any issuer; provided that this limitation applies only to 75% of the assets of both of the U.S. Value Series and the Emerging Markets Series.

The investment limitations described in (3), (6) and (10) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as one of the Master Funds.

The investment limitations described in (1), (4) and (7) above do not prohibit each Portfolio or Master Fund that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations. The investment limitation described in (5) above does not prohibit each Portfolio or Master Fund from acquiring private placements to the extent permitted under applicable regulations.

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For purposes of (4) above, the Emerging Markets Portfolio K (indirectly through its investment in the corresponding Master Fund) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on such Master Fund’s behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Master Fund has no present intent to engage in any other types of borrowing transactions under this authority.

Although (2) above prohibits cash loans, the Portfolios and Master Funds are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

For the purposes of (11) above, the Fixed Income Master Funds may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”) subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% or 15% limitation on holdings of illiquid securities stated in (11) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

Although not a fundamental policy subject to shareholder approval: (1) the U.S. Small Cap Portfolio K (indirectly through its investment in the Master Fund) does not intend to purchase interests in any real estate investment trust; and (2) the U.S. Large Company Portfolio K, U.S. Large Cap Value Portfolio K, U.S. Small XM Value Portfolio K, U.S. Small Cap Portfolio K, DFA International Value Portfolio K, Emerging Markets Portfolio K, DFA One-Year Fixed Income Portfolio K and DFA Two-Year Global Fixed Income Portfolio K; (directly or indirectly through their investments in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

The DFA Two-Year Global Fixed Income Portfolio K (directly or indirectly through its investment in the Master Fund) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While each U.S. Value Portfolio and the DFA International Value Portfolio K (directly or indirectly through its investment in the Master Fund) have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as this Master Fund or whose use is otherwise considered by the Master Fund to be advisable. The Master Fund will “look through” any such vehicle to determine compliance with its investment restrictions.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that a Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to a Portfolio’s or Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Fund’s total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. In the event that ratings services assign

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different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

FUTURES CONTRACTS

All the Master Funds, except the U.S. Small Cap Series and One-Year Fixed Income Series, may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund’s net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the U.S. Securities and Exchange Commission (the “Commission”), each Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Series, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Master Funds	Permissible Cash Investment	Percentage Guidelines*

U.S. Large Company	Short-term fixed income obligations same

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Portfolios and Master Funds	Permissible Cash Investment	Percentage Guidelines*

	as One-Year Fixed Income Portfolio; index futures contracts and options thereon**	5%

U.S. Value	High quality, highly liquid fixed income securities such as money market instruments; index futures contracts and options thereon**	20%

Small Cap	No limitations, except not permitted to invest in registered money market mutual funds	20%

International Value	Fixed income obligations such as money market instruments; index futures contracts and options thereon**	20%

Emerging Markets	Money market instruments; highly liquid debt securities; freely convertible currencies; shares of money market mutual funds***; index futures contracts and options thereon**	10%

      *    The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

    **    To the extent that such Master Funds or Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund’s or Portfolio’s net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

 ***    Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

The U.S. Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the Master Fund an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Master Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Fund with opportunities which are consistent with the Master Fund’s investment objective and policies.

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PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Domestic Equity and International Equity Master Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of the U.S. Small Cap Series ordinarily are anticipated to be relatively low. The Fixed Income Master Funds are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The portfolio turnover rates for the Two-Year Global Fixed Income Series have varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board of Directors has two standing committees, the Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and other oversight functions as requested by the Board. The Audit Committee for the Board also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2002.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993

Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly,

				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 6520-8200 Date of Birth: 5/27/43	Director	Since 1993

Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

90 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Formerly, Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Rd. Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993

Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios).

Abbie J. Smith Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, C A 90401 Date of Birth:	Chairman, Director, President,	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc.,	90 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

12/02/46	,Chief Executive Officer, and Chief Investment Officer		Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Formerly, Director and Chief Investment Officer of Dimensional Fund Advisors Ltd. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Ltd. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.	90 portfolios in 4 investment companies

      1    Each Director holds office for an indefinite term until his or her successor is elected and qualified.

      2    Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

       *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	None	None

John P. Gould	None	None

Roger G. Ibbotson	None	None

Robert C. Merton	None	None

Myron S. Scholes	None	$10,001-50,000

Abbie J. Smith	None	None

Interested Directors:

David G. Booth	None	Over $100,000

Rex A. Sinquefield	None	Over $100,000

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Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2002 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex †

George M. Constantinides	$3,652	N/A	N/A	$57,000
John P. Gould	$3,593	N/A	N/A	$55,500
Robert C. Merton*	$0	N/A	N/A	$0
Roger G. Ibbotson	$3,652	N/A	N/A	$57,000
Myron S. Scholes	$3,593	N/A	N/A	$55,500
Abbie J. Smith	$3,652	N/A	N/A	$57,000

      †    The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

      *    Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

    **    Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $36,500 (Mr. Constantinides), $35,500 (Mr. Gould), $36,500 (Mr. Ibbotson) and $36,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H.F. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. since April 2001. Since March 2000, legal counsel for DFA. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000 and currently, Portfolio Manager. Formerly, Vice President DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer, of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003

Vice President of all the DFA Entities. Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Since 2000

Vice President and Secretary of all the DFA Entities and Dimensional Fund Advisors Ltd. Vice President and Assistant Secretary of DFA Australia Limited. Director, Dimensional Funds PLC. Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd. (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Since October 2000, investment management, client service manager for DFA. Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002

Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctoral Fellow (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Director, Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001

Vice President of all the DFA Entities. Director, Dimensional Fund Advisors Ltd. Formerly, Director Dimensional Funds PLC. Formerly, Vice President DFA Australia Limited. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) Dimensional Fund Advisors Ltd.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to July 2000, Portfolio Manager.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Financial Advisors Services of Dimensional Fund Advisors Inc.

      1    Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

      *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. In addition, from the administration fee described below that it receives from each Portfolio, the Advisor pays service agents that provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders, in an amount up to 0.25% of the Portfolio’s average net assets. For its administrative services, each Portfolio is obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentage of its average net assets listed below:

U.S. Large Company Portfolio K	0.375%
U.S. Large Cap Value Portfolio K	0.40%
U.S. Small XM Value Portfolio K	0.55%
U.S. Small Cap Portfolio K	0.57%
DFA International Value Portfolio K	0.45%
Emerging Markets Portfolio K	0.65%
DFA One-Year Fixed Income Portfolio K	0.35%
DFA Two-Year Global Fixed Income Portfolio K	0.35%

Pursuant to an Expense Waiver and Assumption Agreement for the Portfolios, the Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s expenses (up to the amount of fees paid to the Advisor based on the Portfolio’s assets invested in its master fund) to the extent necessary to reduce a Portfolio’s expenses when its total operating expenses exceed the following percentage of average net assets on an annualized basis: 0.75% for U.S. Large Company Portfolio K; 0.85% for U.S. Large Cap Value Portfolio K; 1.00% for U.S. Small XM Value Portfolio K; 0.95% for U.S. Small Cap Portfolio K; 1.00% for DFA International Value Portfolio K; 1.25% for Emerging Markets Portfolio K; 0.75% for DFA One-Year Fixed Income Portfolio K; and 0.75% for DFA Two-Year Fixed Income Portfolio K. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

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PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. PFPC’s charges for its services to each Portfolio are based on the number of feeder portfolios investing in the corresponding Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders. This applies to the U.S. Large Cap Value Portfolio K, the U.S. Small XM Value Portfolio K, the U.S. Small Cap Portfolio K, the DFA International Value Portfolio K, the DFA One-Year Fixed Income Portfolio K and the DFA Two-Year Global Fixed Income Portfolio K. PFPC’s charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders. This applies to the U.S. Large Company Portfolio K and the Emerging Markets Portfolio K. Additionally, the U.S. Large Company Portfolio K also pays a fee of .015% of net assets per year and a separate transfer agency fee of .0025% of net assets per year with a minimum yearly fee of $15,000.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the International Value Series, Emerging Markets Series and Two-Year Global Fixed Income Series. PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and the other Master Funds. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund acts as distributor of each series of its own shares of stock. The Fund has, however, entered into an agreement with DFA Securities Inc. (“DFAS”), a wholly owned subsidiary of the Advisor, pursuant to which DFAS is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFAS under this agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund and the Trust. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2002, 2001, and 2000, the Master Funds paid advisory fees as set forth in the following table. Each Master Fund has at least one other feeder fund in addition to the Portfolio; the dollar amount shown below is the total dollar amount of management fees paid by the Master Fund to the Advisor.

2002	2001	2000

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	(000)	(000)	(000)

U.S. Large Company Series	$693	$745	$805
U.S. Large Cap Value Series	$1,656	$1,732	$1,737
U.S. Small XM Value Series	$812	$862	$652
U.S. Small Cap Series	$294	$266	$219
International Value Series	$2,340	$2,801	$3,237
Emerging Markets Series	$337	$308	$359
One-Year Fixed Income Series	$435	$373	$407
Two-Year Global Fixed Income Series	$345	$265	$259

In approving the continuation of the advisory agreement for each Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing each Master Fund. The Board of Trustees noted, among other things, that each Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of each Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of each Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust, a Delaware statutory trust, offers shares of its Master Funds only to institutional investors in private offerings.

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Prior to April 1, 2001, the U.S. Small XM Value Portfolio K and the U.S. Small Cap Portfolio K were known as the U.S. 4-10 Value Portfolio K and the U.S. 6-10 Small Company Portfolio K, respectively. Similarly, the Master Funds in which these two Portfolios invest – the U.S. Small XM Value Series and the U.S. Small Cap Series – were, prior to April 1, 2001, known as the U.S. 4-10 Value Series and the U.S. 6-10 Small Company Series, respectively.

CODES OF ETHICS

The Fund, the Trust and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code of Ethics is designed to ensure that access persons act in the interests of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for shares of mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolios’ prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the class of shares (Portfolio) that they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to a Master Fund of the Trust organized as a partnership for federal tax purposes, if a majority shareholder of the Master Fund becomes bankrupt, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS

The Portfolios had not yet commenced operations as of February 28, 2003, and there were not yet any public shareholders.

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PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Because shares of the Portfolios are offered exclusively to 401(k) plan investors, such investors will not be subject to tax on distributions of net investment income or capital gains prior to the withdrawal of amounts deposited under the 401(k) plans. Unless you invest in the Portfolios through a 401(k) plan, you should consider the tax implications of investing and consult your own tax adviser.

Different tax rules may apply to income earned by the Master Funds because, for federal income tax purposes, the Master Fund in which the assets of Emerging Markets Portfolio K are invested is a partnership, whereas the other Master Funds are corporations. These rules could affect the amount, timing or character of the income distributed by the Master Funds to the Portfolios, and by the Portfolios to their shareholders, even though the shareholders of the Portfolios that are 401(k) plans will not be subject to tax.

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Effect of Foreign Investments

Certain Master Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities. This, in turn, could reduce a Portfolio’s income dividends paid to shareholders. A Master Fund that invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFIC”) may, under certain circumstances, be subject to a deferred interest charge.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines that such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•          98% of its taxable ordinary income earned during the calendar year;

•          98% of its capital gain net income earned during the twelve month period ending October 31; and

•          100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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CALCULATION OF PERFORMANCE DATA

The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is, by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return, which include deductions of any applicable reimbursement fees in effect during the period, are computed in accordance with Commission Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the Commission Guideline computations by covering different time periods, excluding deduction of reimbursement fees charged to investors and paid to the Portfolios which would otherwise reduce returns quotations. In all cases, disclosures are made when performance quotations differ from the Commission Guideline. Performance data is based on historical earnings and is not intended to indicate future performances. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

With respect to the DFA International Value Portfolio K and the Emerging Markets Portfolio K, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio as well as the performance of the local currency or currencies of the Portfolio.

For purposes of calculating the performance of the Portfolios, the performance of the corresponding Master Fund will be utilized for the period prior to when each Portfolio commenced operations, and restated to reflect the Portfolio’s fees and expenses. Quotations of the annualized percentage total returns of the Master Funds, adjusted to reflect the anticipated expenses of the Portfolios, for the one-year, five-years, and ten-years periods (as applicable) ended December 31, 2002are set forth in the prospectus. Such quotations utilize the standardized method of calculation required by the Commission. With regard to the Emerging Markets Portfolio K, they reflect the reimbursement fee charged to investors and paid to the Portfolio. Until March 30, 2002, the reimbursement fee for the Emerging Markets Portfolio K, expressed as a percentage of the net asset value of the shares of the Portfolio, was 0.50%. No reimbursement fee is currently in effect for any portfolio. The Trust’s annual report to shareholders for the fiscal year ended November 30, 2002 contains additional performance information for the Master Funds. Copies of the annual report are available upon request and without charge.

Average Annual Total Return

As the following formula indicates, each Portfolio and Master Fund determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)n = ERV

where:

P =	a hypothetical initial payment of $1,000
T =	average annual total return
n =	number of years

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In addition to the standardized method of calculating performance used by the Commission, the Portfolios and Master Funds may disseminate other performance data and may advertise total return performance calculated on a monthly basis.

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, Fl 33301, are the Fund’s independent certified public accountants. Because the Portfolios had not commenced operations as of November 30, 2002, the annual reports of the Fund for the fiscal year ended November 30, 2002, do not contain any data regarding the Portfolios.

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The audited financial statements of the Master Funds for the fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a free copy of the Trust’s annual report on the Fund’s website at http://www.dfafunds.com or by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2003

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of U.S. Large Company Institutional Index Portfolio (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund”), dated March 30, 2003, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of the Master Fund are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual reports can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Large Company Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2002, 2001, and 2000, the Master Fund paid total brokerage commissions of $95,280, $90,857, and $48,866, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the assets under management. During the fiscal year ended November 30, 2002, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $0 with respect to securities transactions valued at $0. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

The over-the-counter market companies eligible for purchase by the Master Fund may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Fund with market makers, third market brokers, electronic communication networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on an ECN when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to an ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

The Portfolio and Master Fund have adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio or Master Fund (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio or Master Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio or Master Fund.

The Portfolio and Master Fund will not:

(1)      invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

(2)      make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)      as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)      borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(5)      engage in the business of underwriting securities issued by others;

(6)      acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(7)      purchase securities on margin or sell short;

(8)      issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act”)), except to the extent permitted by the 1940 Act.

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In addition to the above investment limitations, the Master Fund has adopted the following investment limitations, which may not be changed without shareholder approval, as discussed above, the Master Fund will not:

(9)      purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(10)    pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (9) above;

(11)    invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(12)    invest for the purpose of exercising control over management of any company;

(13)    invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(14)    invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(15)    write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(16)    purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

(17)    acquire more than 10% of the voting securities of any issuer.

The investment limitations described in (3) and (6) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (7) above do not prohibit the Portfolio or Master Fund from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolio and Master Fund are authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (11) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in the Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude

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from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. To the extent that the Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Master Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Fund’s net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Portfolio or Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, generally not more than 5% of its net assets, in short-term fixed income obligations, index futures contracts and options thereon.

The Master Fund may invest in futures contracts and options on futures contracts. To the extent that the Master Fund or Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes,

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it will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of its net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and other oversight functions as requested by the Board. The Audit Committee for the Board also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2002.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993

Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company).

				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios)

Roger G. Ibbotson Yale School of	Director	Since 1993	Professor in Practice of Finance, Yale School of Management. Director,	90 portfolios in 4 investment

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43

BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

companies

Robert C. Merton Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Formerly, Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development)

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993

Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios)

Abbie J. Smith Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture)

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer,	Since 1992

Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc.,-

90 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

and Chief Investment Officer

the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Formerly, Director and Chief Investment Officer of Dimensional Fund Advisors Ltd. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management),

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992

Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Ltd. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.

90 portfolios in 4 investment companies

       1    Each Director holds office for an indefinite term until his or her successor is elected and qualified.

       2    Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

      *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	None	None

John P. Gould	None	None

Roger G. Ibbotson	None	None

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Robert C. Merton	None	None

Myron S. Scholes	None	$10,001-50,000

Abbie J. Smith	None	None

Interested Directors:

David G. Booth	None	Over $100,000

Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2002 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†

George M. Constantinides	$3,652	N/A	N/A	$57,000
John P. Gould	$3,593	N/A	N/A	$55,500
Roger G. Ibbotson	$3,652	N/A	N/A	$57,000
Robert C. Merton*	$0	N/A	N/A	$0
Myron S. Scholes	$3,593	N/A	N/A	$55,500
Abbie J. Smith	$3,652	N/A	N/A	$57,000

      †    The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

      *     Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

   **     Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $36,500 (Mr. Constantinides), $35,500 (Mr. Gould), $36,500 (Mr. Ibbotson) and $36,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H.F. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. since April 2001. Since March 2000, legal counsel for DFA. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Ltd.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000 and currently, Portfolio Manager. Formerly, Vice President DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer, of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003

Vice President of all the DFA Entities. Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Catherine L. Newell	Vice President and		Vice President and Secretary of all the DFA Entities

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Date of Birth: 5/07/64	Secretary	Vice President since 1997 and Secretary since 2000

and Dimensional Fund Advisors Ltd. Vice President and Assistant Secretary of DFA Australia Limited. Director, Dimensional Funds PLC. Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd. (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Since October 2000, investment management, client service manager for DFA. Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002

Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctoral Fellow (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Director of Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001

Vice President of all the DFA Entities. Director, Dimensional Fund Advisors Ltd. Formerly, Director Dimensional Funds PLC. Formerly, Vice President DFA Australia Limited. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited, Vice President (formerly, Executive Vice President) Dimensional Fund Advisors Ltd.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to July 2000, Portfolio Manager.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional Fund Advisors Inc.

1          Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

*          Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

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SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund in complying with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of 0.05% of the average net assets of the Portfolio.

Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) exceed 0.10% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s total direct and indirect expenses to exceed 0.10% if its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2003 to April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior to the institution , on April 1, 2002, of the contractual waiver described above, the Portfolio was subject to a voluntary fee waiver arrangement in which the Advisor and other service providers to the Portfolio and Master Fund agreed to waive certain fees and to assume expenses of the Portfolio to the extent necessary to keep the cumulative expenses to not more than 0.10% of the average net assets of the Portfolio on an annualized basis. For the fiscal years ended November 30, 2002, 2001, and 2000, the Advisor waived its entire administrative fee.

PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC an annual fee equal to 0.015% of its net assets. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated among the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is taxed as a partnership. PFPC’s charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders. PFPC has agreed to limit the monthly fee for the Portfolio from time to time. The Portfolio also pays PFPC a transfer agency fee of 0.0025% of net assets per year with a minimum yearly fee of $7,500.

Custodian

PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as a custodian for the Portfolio and the Master Fund. The custodian maintains a separate account or accounts for the Portfolio and the Master Fund; receives, holds and releases portfolio securities on account of the Portfolio and the Master Fund; makes receipts and disbursements of money on behalf of the Portfolio and the Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

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Distributor

The Fund acts as distributor of the Portfolio’s shares. It has, however, entered into an agreement with DFA Securities Inc. (“DFAS”), a wholly owned subsidiary of DFA, pursuant to which DFAS is responsible for supervising the sale of the Portfolio’s shares. No compensation is paid by the Fund to DFAS under this agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2002, 2001, and 2000, the Master Fund paid advisory fees of $693,000, $745,000, and $805,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

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GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODES OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of the Master Fund declares bankruptcy, a majority interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or it will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2003, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

Charles Schwab & Company, Inc.	94.94%
101 Montgomery Street

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San Francisco, CA 94104

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the “NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the U.S. Securities and Exchange Commission (“SEC”), (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of the Portfolio to another person by making a written request to the Advisor who will transmit the request to the Fund’s Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of request must be guaranteed in the same manner as described in the prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless your investment in the Portfolio is through a retirement plan, you should consider the tax implications of investing, and consult your own tax adviser. The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund which is taxable as a partnership for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

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Distribution of Net Income

The Portfolio derives income generally in the form of its share of dividends and interest earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

Distributions of Capital Gain

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Income derived from net short-term capital gain of the Master Fund will be taxable to the Portfolio as net short-term capital gain and, when distributed to its shareholders, will be treated as ordinary income, and income derived from net long-term capital gain of the Master Fund will be taxable to the Portfolio and, when distributed to its shareholders, as long-term capital gain regardless of how long shares of the Portfolio have been held.

Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by the Portfolio that are derived from the Master Fund’s sale of securities held for more than five years may be subject to a reduced rate of tax.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•          98% of its taxable ordinary income earned during the calendar year;

•          98% of its capital gain net income earned during the twelve month period ending October 31; and

•          100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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Dividends-Received Deduction

With respect to dividends that are received on portfolio securities, the Master Fund may not be eligible to pass through the corporate dividends-received deduction attributable to its holdings of U.S. equity securities to the Portfolio, and the Portfolio may not be eligible to pass through the deduction to its corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met or the dividends-received deduction is reduced. Dividends from net investment income will generally qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule.

Redemption of Portfolio Shares

Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. Government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income tax.

Complex Securities

The Master Fund may invest in derivatives such as futures, contracts and options thereon and such investments may be subject to special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund or defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the Portfolio.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

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CALCULATION OF PERFORMANCE DATA

The Portfolio and the Master Fund may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis, that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

Quotations of the annualized percentage total returns of the Portfolio for the one-, five-, and ten-year periods ended December 31, 2002 (as applicable) are set forth in the prospectus. Such quotations use the standardized method of calculation required by the SEC. The Trust’s annual report to shareholders of the Master Fund for the fiscal year ended November 30, 2002 and the Fund’s annual report to shareholders of the Portfolio for the fiscal year ended November 30, 2002, contain additional performance information. Copies of the annual reports are available upon request and without charge.

Average Annual Total Return Before Taxes

As the following formula indicates the average annual total return [ is determined ] by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC’s formula:

P(1 + T)[n] = ERV
where:
	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	n =	number of years
ERV =

ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Average Annual Total Return After Taxes on Distributions

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the stated period of time that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term

17

capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The following SEC formula is used to calculate these figures:

	P(1 + T)[n] =	ATVD
where:
	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions)
	n =	number of years
	ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions but not after taxes on redemption.
Average Annual Total Return After Taxes on Distributions and Sale of Portfolio Shares

Average annual total return after taxes on distributions and sale of Portfolio shares is determined by finding the average annual rates of return over the stated time period that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated

18

using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The following SEC formula is used to calculate these figures:

	P(1 + T)[n] =	ATVD
where:
	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions and redemptions)
	n =	number of years
	ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions and redemption.

The average annual total returns both before and after taxes for the indicated periods ended November 30, 2002 were:

	One Year	Since 9/23/99 Inception

Return Before Taxes	-16.61%	-8.22%
Return After Taxes on Distributions	-17.02%	-8.59%
Return After Taxes on Distributions and Sale of Portfolio Shares	-10.17%	-6.59%

In addition to the standardized method of calculating performance required by the SEC, the Portfolio and Master Fund may disseminate other performance data and may advertise total return calculated on a monthly basis.

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audited the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2002, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the Trust’s fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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DFA INTERNATIONAL SMALL COMPANY PORTFOLIO V
DFA EMERGING MARKETS PORTFOLIO V

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2003

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of DFA International Small Company Portfolio V and DFA Emerging Markets Portfolio V (individually, a “Portfolio,” and collectively, the “Portfolios”) of Dimensional Investment Group Inc. (the “Fund”), dated March 30, 2003, as amended from time to time.

The audited financial statements and financial highlights for the corresponding Master Funds (as defined herein) for the fiscal year ended November 30, 2002 are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and the Trust’s annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

DFA Emerging Markets Portfolio V (“Emerging Markets V”) is a “feeder portfolio” and seeks to achieve its investment objective by investing all of its investable assets in the Emerging Markets Series of the Trust. DFA International Small Company Portfolio V (“International Small Company V”) seeks to achieve its investment objective by investing in up to four series of the Trust, the Japanese Small Company Series, Pacific Rim Small Company Series, United Kingdom Small Company Series, and Continental Small Company Series (together, the “International Small Company Master Funds”).

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to the International Small Company Master Funds and Emerging Markets Series (together, the “Master Funds”) and to International Small Company V and Emerging Markets V (together, the “Portfolios”) through their investments in the Master Funds.

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) serves as the investment advisor to each Master Fund and International Small Company V, and provides administrative services to the Portfolios. Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the prospectus.

Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the Master Funds.

BROKERAGE COMMISSIONS
FISCAL YEARS ENDED NOVEMBER 30, 2002, 2001, and 2000

	2002	2001	2000

International Small Company Master Funds
• Japanese Small Company Series	$89,226	$168,415	$76,690
• Pacific Rim Small Company Series	261,413	61,378	113,732
• United Kingdom Small Company Series	56,931	49,857	54,469
• Continental Small Company Series	386,683	127,438	148,579
Emerging Markets Series	326,443	324,859	439,821

The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by the Master Funds.

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Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner that would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers that effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which the Master Funds invest. The Advisor also checks the rates of commissions being paid by the Master Funds to their brokers to ascertain that the commissions are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for the United Kingdom and Continental Small Company Series and DFA Australia Limited performs these services for the Japanese and Pacific Rim Small Company Series.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund and International Small Company V permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. During the fiscal year ended November 30, 2002, the Master Funds paid commissions for securities transactions to brokers that provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions

International Small Company Master Funds
• Japanese Small Company Series	$24,309,044	$60,773
• Pacific Rim Small Company Series	0	0
• United Kingdom Small Company Series	265,615	436
• Continental Small Company Series	957,105	1,914
Emerging Markets Series	0	0

Brokerage commissions for Japanese Small Company Series transactions in securities listed on the Tokyo Stock Exchange (“TSE”) and other Japanese securities exchanges are fixed. Under the current regulations of the TSE and the Japanese Ministry of Finance, member and non-member firms of Japanese exchanges are required to charge full commissions to all customers other than banks and certain financial institutions, but members and licensed non-member firms may confirm transactions to banks and financial institution affiliates located outside Japan with institutional discounts on brokerage commissions. The Japanese Small Company Series has been able to avail itself of institutional discounts. The Series’ ability to effect transactions at a discount from fixed commission rates depends on a number of factors, including the size of the transaction, the relation between the cost to the member or the licensed non-member firm of effecting such transaction and the commission receivable, and the law, regulation and practice discussed above. There can be no assurance that the Japanese Small Company Series will continue to be able to realize the benefit of discounts from fixed commissions.

Neither Portfolio will incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Funds in which the Portfolios invest, except if a Portfolio receives securities or currencies from the corresponding Master Fund(s) to satisfy the Portfolio’s redemption request. (See “REDEMPTION OF SHARES.”)

INVESTMENT LIMITATIONS

Each of the Portfolios and the Master Funds in which the Portfolios invest have adopted certain limitations which may not be changed with respect to any Portfolio or Master Fund without the approval of the holders of a

3

majority of the outstanding voting securities of the Portfolio or Master Fund, respectively. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio or Master Fund (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio or Master Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio or Master Fund.

The Portfolios will not:

(1)      invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)      make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)      as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)     borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(5)      engage in the business of underwriting securities issued by others;

(6)      acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(7)      purchase securities on margin; or

(8)      issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

The investment limitations described in (3) and (6) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of a series of one or more registered open-end investment companies, such as the Master Funds.

The investment limitations described in (1) and (7) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of certain Master Funds, the Portfolios do not intend to lend those shares.

For purposes of (4) above, Emerging Markets V (indirectly through its investment in the Emerging Markets Series) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on the Series’ behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Series has no present intent to engage in any other types of borrowing transactions under this authority.

For the purposes of (6) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

The Master Funds will not:

4

(1)               invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate, securities which are secured by interests in real estate, and financial futures contracts and options thereon;

(2)               make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)               as to 75% of the total assets of a Master Fund, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Master Funds’ total assets, at market, would be invested in the securities of such issuer;

(4)               purchase or retain securities of an issuer if those officers and trustees of the Trust or officers and directors of the Advisor owning more than ½ of 1% of such securities together own more than 5% of such securities;

(5)               borrow, except from banks in amounts not exceeding 33% of their net assets and may pledge not more than 33% of such assets to secure such loans; provided that the Japanese Small Company Series may only borrow from banks as a temporary measure for extraordinary or emergency purposes and, in no event, in excess of 5% of its gross assets valued at the lower of market or cost;

(6)               pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)               invest more than 10% of the value of the Master Fund’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the Emerging Markets Series may invest not more than 15% of their total assets in illiquid securities;

(8)               engage in the business of underwriting securities issued by others;

(9)               invest for the purpose of exercising control over management of any company;

(10)             invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(11)             acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Series’ total assets would be invested in securities of companies within such industry;

(12)             write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(13)             purchase warrants; however, each Master Fund may acquire warrants as a result of corporate actions involving its holdings of other equity securities;

(14)             purchase securities on margin or sell short;

(15)             acquire more than 10% of the voting securities of any issuer; provided that this limitation applies only to 75% of the assets of the Emerging Markets Series; or

(16)             issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940), except to the extent permitted under the Act.

The investment limitations described in (1) and (14) above do not prohibit the Master Funds from making margin deposits, to the extent permitted under applicable regulations, when purchasing or selling financial futures contracts and options thereon.

5

For purposes of (5) above, the Emerging Markets Series may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on the Emerging Markets Series’ behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Emerging Markets Series has no present intent to engage in any other types of borrowing transactions under this authority. Although (2) above prohibits cash loans, the Emerging Markets Series is authorized to lend portfolio securities.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Emerging Markets Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to Emerging Market V’s 15% limitation on holdings of illiquid securities described below. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, Emerging Markets V (indirectly through its investment in the Emerging Markets Series) does not intend to invest more than 15% of its net assets in illiquid securities.

Although not a fundamental policy subject to shareholder approval, International Small Company V (directly or indirectly through its investment in the International Small Company Master Funds) does not intend to purchase interests in any real estate investment trust or to invest more than 15% of its net assets in illiquid securities.

The Portfolios (indirectly through their investment in the Master Funds) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Emerging Markets Series or whose use is otherwise considered by the Series to be advisable. The Emerging Markets Series would “look through” any such vehicle to determine compliance with its investment restrictions.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios and Master Funds own, and does not include assets that the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets that represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Fund’s total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Because the structure of each Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Funds might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Trust and the issuer would be deemed “affiliated persons” under the Investment Company Act of 1940 and certain requirements of the Act regulating dealings between affiliates might become applicable.

6

FUTURES CONTRACTS

The Master Funds each may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Fund’s net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Master Funds (or their custodians) may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

International Small Company V and the Master Funds may engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. In the case of the Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

The Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Master Funds	Permissible Cash Investment	Percentage Guidelines*

International Small Company V	U.S. Government Securities and short-term paper	Small portion

International Small Company Master Funds	No limitations	20%

7

Emerging Markets Series	Money market instruments; highly liquid debt securities; freely convertible currencies; shares of money market mutual funds**; index futures contracts and options thereon***	10%

*          The percentage guidelines set forth above are not absolute limitations but International Small Company V and the Master Funds do not expect to exceed these guidelines under normal circumstances.

**       Investments in money market mutual funds may involve duplication of certain fees and expenses.

***     To the extent that the Emerging Markets Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of its total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

CONVERTIBLE DEBENTURES

The Master Funds each may invest up to 5% of their assets in convertible debentures issued by non-U.S. companies located in countries where the Master Funds are permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Funds may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Master Funds upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Funds with opportunities which are consistent with its investment objective and policies.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by International Small Company V and the Master Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of International Small Company V and the International Small Company Master Funds ordinarily are anticipated to be low. Variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

8

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board of Directors of the Fund has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Fund’s Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and performs other oversight functions as requested by the Board of Directors. The Audit Committee also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings held during the fiscal year ended November 30, 2002.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993

Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company).

				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993

Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).

90 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 397 Morgan Hall Soldiers Field Boston, MA 02163	Director	Since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer, Integrated Finance.

				90 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).

9

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Date of Birth: 7/31/44			Limited (since 2002). Formerly, Partner, Long-Term Capital Management

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Rd. Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993

Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.

				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios).

Abbie J. Smith Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992

Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Formerly, Director and Chief Investment Officer of Dimensional Fund Advisors Ltd. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).

90 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992

Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust

90 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Ltd. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.

      1    Each Director holds office for an indefinite term until his or her successor is elected and qualified.

      2    Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund ; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

       *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund included in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below:

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	$ 0	None

John P. Gould	$ 0	None

Roger G. Ibbotson	$ 0	None

Robert C. Merton	$ 0	None

Myron S. Scholes	$ 0	$10,001-$50,000

Abbie J. Smith	$ 0	None

Interested Directors:

David G. Booth	$ 0	Over $100,000

Rex A. Sinquefield	$ 0	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2002 and the total compensation received from the four DFA Funds for which DFA served as investment advisor during that same fiscal year:

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†

George M. Constantinides	$3,652	N/A	N/A	$57,000
John P. Gould	$3,593	N/A	N/A	$55,500

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Roger G. Ibbotson	$3,652	N/A	N/A	$57,000
Robert C. Merton*	$0	N/A	N/A	$0
Myron S. Scholes	$3,593	N/A	N/A	$55,500
Abbie J. Smith	$3,652	N/A	N/A	$57,000

      †    The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

      *    Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

     **    Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the DFA Funds. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $36,500 (Mr. Constantinides), $35,500 (Mr. Gould), $36,500 (Mr. Ibbotson) and $36,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with the Fund, and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H.F. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. since April 2001. Since March 2000, legal counsel for DFA. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000 and currently, Portfolio Manager. Formerly, Vice President DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer, of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003

Vice President of all the DFA Entities. Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Since 2000

Vice President and Secretary of all the DFA Entities and Dimensional Fund Advisors Ltd. Vice President and Assistant Secretary of DFA Australia Limited. Director, Dimensional Funds PLC. Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd. (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001

Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Since October 2000, investment management, client service manager for DFA. Investment manager researcher and consultant for

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002

Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty-Postdoctoral Fellow (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Director of Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001

Vice President of all the DFA Entities. Director, Dimensional Fund Advisors Ltd. Formerly, Director Dimensional Funds PLC. Formerly, Vice President DFA Australia Limited. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A.; from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities and DFA Australia Limited, Vice President (formerly, Executive Vice President) Dimensional Fund Advisors Ltd.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited. Prior to July 2000, Portfolio Manager.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional Fund Advisors Inc.

       1    Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

      *    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

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SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For the administrative services to be provided to International Small Company V, the Advisor will receive a monthly fee equal to one-twelfth of 0.15% of the Portfolio’s average net assets. Under the administration agreement relating to Emerging Markets V, Emerging Markets V does not pay any administrative fees to the Advisor.

PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated among the feeders based on the relative net assets of the feeders. PFPC’s charges for International Small Company V will be $2,000 per month (including custodian fees). PFPC’s charges for Emerging Markets V, based on the rate assessed to Master Funds taxed as partnerships, which is $2,600 per month multiplied by the number of feeders invested in the Master Fund. This applies to Emerging Markets V.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York 10005, is the custodian for international securities for the International Small Company Master Funds, Emerging Markets Series and International Small Company Portfolio V. PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as custodian for each Portfolio. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund acts as distributor of each series of its own shares of stock. The Fund has, however, entered into an agreement with DFA Securities Inc. (“DFAS”), a wholly owned subsidiary of the Advisor, pursuant to which DFAS is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFAS under this agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

15

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund and International Small Company V, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Funds and International Small Company V. For the fiscal years ended November 30, 2002, 2001, and 2000, the Master Funds* paid advisory fees as set forth in the following table:

	2002	2001	2000

International Small Company Master Funds**	$692,000	$662,000	$736,000

Emerging Markets Series***	$337,000	$308,000	$359,000

______________

      *    No fees were paid to the Advisor by International Small Company V for the years covered by the table because International Small Company V was not in existence.

    **    Each of the four International Small Company Master Funds in which International Small Company V invests its assets has more than one Feeder Portfolio. The dollar amount represents the total dollar amount of management fees paid by all International Small Company Master Funds to the Advisor.

  ***    The Emerging Markets Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Emerging Markets Series to the Advisor.

In approving the continuation of the advisory agreement for each Master Fund, the Board of Trustees of the Trust, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Master Fund, and considering the reasonableness of the management fees paid to the Advisor, in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing each Master Fund. The Board of Trustees noted, among other things, that each Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of each Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of each Master Fund and its shareholders.

16

In approving the advisory agreement for International Small Company V, the Board of Directors, including those Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund or the Advisor (the “Disinterested Directors”), considered a number of factors, including: (i) the nature, extent and quality of services to be provided by the Advisor to the Portfolio, and (ii) the fees and expenses to be borne by the Portfolio. When considering the nature and quality of the services to be provided by the Advisor, the Board of Directors reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals that will be providing management services to the Portfolio. The Board of Directors evaluated the Advisor’s portfolio management process. The Board of Directors also considered the nature and character of non-investment management services to be provided by the Advisor. When considering the fees and expenses to be borne by the Portfolio, and considering the reasonableness of the management fees to be paid to the Advisor, in light of the services to be provided to the Portfolio and any additional benefits that may be received by the Advisor (or its affiliates) in connection with providing such services, the Board of Directors compared the fees charged by the Advisor to the Portfolio to the fees charged the funds in its peer group for comparable services, and analyzed the expenses that will be incurred by the Advisor with respect to the Portfolio. The Board of Directors also reviewed the Advisor’s operations and financial condition. The Board of Directors noted, among other things, that the management fee to be charged to the Portfolio was highly favorable in relation to its peer group of funds. After requesting and reviewing such materials as it deemed necessary, the Board of Directors concluded that the management fee of the Portfolio was fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large. The Board of Directors, including the Disinterested Directors, therefore concluded that the approval of the advisory agreement was in the best interests of the Portfolio and its shareholders.

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GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.

The DFA Investment Trust Company was organized as a Delaware statutory trust (formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for shares of mutual funds, U.S. government securities and money market instruments) that are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolios’ prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters that require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the class of shares (Portfolio) that they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive, on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more Directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever Emerging Markets V, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

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PRINCIPAL HOLDERS OF SECURITIES

The Portfolios did not have operations prior to the date of this SAI, so there are no principal holders of the Portfolios’ shares.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of one or both Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Because shares of the Portfolios are offered exclusively to qualified, tax-deferred retirement plan investors, including plans described under Sections 401(a), 403(a), 403(b) and 457 of the Internal Revenue Code of 1986, as amended (each a “tax-deferred retirement plan” and together the “tax-deferred retirement benefit plans”), such investors will not be subject to tax on distributions of net investment income or capital gains prior to the withdrawal of amounts deposited under such tax-deferred retirement plans. Unless you invest in the Portfolios through a tax-deferred retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Distributions of Net Investment Income

Each Portfolio derives income generally in the form of dividends and interest earned by a Master Fund on its investments, together with any interest income on any direct investments made by a Portfolio. This income, less

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expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to a tax-deferred retirement plan investor.

Distributions of Capital Gain

Each Portfolio may derive capital gains and losses in connection with sales or other dispositions by a Master Fund of its portfolio securities. In addition, a Portfolio may derive capital gains and losses on sales or other dispositions of any direct investments made by a Portfolio. Income derived from long-term capital gains constitutes a Portfolio’s net capital gain from which capital gain dividends may be paid to a tax-deferred retirement plan.

Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

Any net capital gains realized by a Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders subject to tax will be taxed as ordinary dividend income to the extent of a Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•          98% of its taxable ordinary income earned during the calendar year;

•          98% of its capital gain net income earned during the twelve month period ending October 31; and

•          100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder subject to tax to recognize a gain or loss. If a shareholder subject to tax holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder subject to tax realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio

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(through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to such shareholder’s tax basis in the new shares purchased by the shareholder.

CALCULATION OF PERFORMANCE DATA

The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is, by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods, which would otherwise reduce return quotations. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Trust’s annual report to shareholders of the Master Funds for the fiscal year ended November 30, 2002, contain additional performance information. A copy of the annual report is available upon request and without charge.

Rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in a Portfolio at the beginning of the period and liquidating the investment in dollars at the end of a period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of a Portfolio (and its corresponding Master Fund) as well as the performance of the local currency or currencies of the Portfolio.

For purposes of calculating the performance of Emerging Markets V, the performance of the Emerging Markets Series will be utilized for the period prior to when Emerging Markets V commenced operations, restated to reflect Emerging Market V’s fees and expenses. Quotations of the annualized percentage total returns for the Emerging Markets Series, for the one-, five-, and since Series inception periods ending December 31, 2002, adjusted to reflect the anticipated expenses of Emerging Markets V, are set forth in the prospectus. Such quotations use the standardized method of calculation required by the SEC, which is net of the cost of any current reimbursement fee charged to investors.

Average Annual Total Return Before Taxes

As the following formula indicates, each Portfolio and Master Fund determines its annualized total return by finding the annualized total return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

P(1 + T)[n] = ERV
where:
P =	a hypothetical initial payment of $1,000
T =	annualized compound rate of return

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n =	number of years
ERV =

ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Average Annual Total Return After Taxes on Distributions

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the stated period of time that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The following SEC formula is used to calculate these figures:

P(1+T) [n] = ATVD
where:
P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions)
n =	number of years
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Sale of Portfolio Shares

Average annual total return after taxes on distributions and sale of Portfolio shares is determined by finding the average annual rates of return over the stated time period that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Portfolio shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of Portfolio shares.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on

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an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The following SEC formula is used to calculate these figures:

P(1+T)[n] = ATVDR
where:
P =	a hypothetical initial payment of $1,000
T =	average annual total return (after taxes on distributions and redemptions)
n =	number of years
ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on Portfolio distributions and redemption.

The Portfolios are new, so return information for the Portfolios is not available as of the date of this SAI.

In addition to the standardized method of calculating performance required by the SEC, the Portfolios and the Master Funds may disseminate other performance data and may advertise total return calculated on a monthly basis.

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. Because the Portfolios are new, financial statements are not available as of the date of this SAI.

The audited financial statements of the Master Funds for the fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the Trust’s annual report upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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DIMENSIONAL INVESTMENT GROUP INC. (38/39)

PART C
OTHER INFORMATION

ITEM 23.       EXHIBITS.

(a)	Articles of Incorporation.
	(1)	Form of Articles of Restatement.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 12/13 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	December 15, 1995.

	(2)	Form of Articles Supplementary.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	June 20, 1997.

	(3)	Articles Supplementary as filed with the Maryland Secretary of State on December 7, 1998 re: the addition of the:
		*	Tax-Managed U.S. Marketwide Value Portfolio II
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 22, 1999.

	(4)	Articles Supplementary as filed with the Maryland Secretary of State on September 13, 1999 re: the addition of the:
		*	Tax-Managed U.S. Marketwide Value Portfolio XI
		*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 28/29 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	September 13, 1999.

	(5)	Articles Supplementary as filed with the Maryland Secretary of State on March 29, 2000 re: the addition of the:
		*	U.S. 6-10 Small Company Portfolio K
		*	U.S. Large Cap Value Portfolio K
		*	U.S. 4-10 Value Portfolio K
		*	U.S. Large Company Portfolio K

1

	*	DFA International Value Portfolio K
	*	Emerging Markets Portfolio K
	*	DFA One-Year Fixed Income Portfolio K
	*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	April 26, 2000.

(6)	Articles of Amendment as filed with the Maryland Secretary of State on July 26, 2000 to change the names of the following Portfolios:
	*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
	*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
	*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(7)	Articles Supplementary as filed with the Maryland Secretary of State on August 8, 2000 re: the removal of the:
	*	Tax Managed U.S. Marketwide Value Portfolio XI
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(8)	Form of Articles of Amendment to be filed with the Maryland Secretary of State to change the names of the following Portfolios:
	*	DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
	*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
	*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
	*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:

2

		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 23, 2001.

	(9)	Articles of Amendment filed with the Maryland Secretary of State to change the name of the following Portfolio:
		*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 34/35 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 27, 2002.

	(10)	Form of Articles Supplementary to be filed with the Maryland Secretary of State re: the addition of the:
		*	DFA International Small Company Portfolio V
		*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 14, 2003.

(b)	By-Laws.
	(1)	Amended By-Laws of the Registrant.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 23, 2001.

(c)	Instruments Defining Rights of Security Holders.
	(1)	See Article Fifth of the Registrant’s Articles of Restatement.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 12/13 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	December 15, 1995.

(d)	Investment Advisory Contracts.
	(1)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. re: the:
		*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:

3

	Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	October 1, 1997.

	(i)	Addendum Number One re: the reflection of the following name change:
	*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

	(ii)	Addendum Number Two re: the reflection of the following name change:
	*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 16, 2002.

(2)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
	*	RWB/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	October 1, 1997.

	(i)	Addendum Number One re: the reflection of the following name change:
	*	RWB/DFA Two-Year Government Portfolio to AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.

4

		Filing Date:	January 26, 2001.

	(3)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
		*	DFA International Small Company Portfolio V
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 14, 2003.

(e)	Underwriting Contracts.
	(1)	Distribution Agreement dated April 16, 1993 between the Registrant and DFA Securities Inc.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.
	(1)	Custodian Agreement between the Registrant and PFPC Trust Company (formerly Provident National Bank) dated July 12, 1991.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

		(i)	Addendum Number One
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date	January 22, 1999.

		(ii)	Addendum Number Two re: the addition of:
		*	Tax-Managed U.S. Marketwide Value Portfolio XI
		*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:

5

	Filing:	Post-Effective Amendment No. 28/29 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	September 13, 1999.

(iii)	Addendum Number Three re: the addition of:
	*	U.S. 6-10 Small Company Portfolio K
	*	U.S. Large Cap Value Portfolio K
	*	U.S. 4-10 Value Portfolio K
	*	U.S. Large Company Portfolio K
	*	DFA International Value Portfolio K
	*	Emerging Markets Portfolio K
	*	DFA One-Year Fixed Income Portfolio K
	*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	April 26, 2000.

(iv)	Addendum Number Four re: the addition of:
	*	Dividend-Managed U.S. Large Company Portfolio II
	*	Dividend-Managed U.S. Large Company Complement Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn).
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:
	*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
	*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

6

	*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re: the reflection of the following name changes:
	*	DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
	*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
	*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
	*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 23, 2001.

(vii)	Addendum Number Seven re: the reflection of the following name change:
	*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 16, 2002.

(viii)	Form of Addendum Number Eight re: the addition of:
	*	DFA International Small Company Portfolio V
	*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.

7

			Filing Date:	January 14, 2003.

(h)	Other Material Contracts.
	(1)	Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the “Transfer Agency Agreement”) dated July 12, 1991.
Incorporated herein by reference to:
		Filing:		Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:		33-33980 and 811-6067.
		Filing Date:		March 3, 1998.

		(i)	Addendum Number One
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date	January 22, 1999.

		(ii)	Addendum Number Two re: the addition of:
			*	Tax-Managed U.S. Marketwide Value Portfolio XI
			*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 28/29 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	September 13, 1999.

		(iii)	Addendum Number Three re: the addition of:
			*	U.S. 6-10 Small Company Portfolio K
			*	U.S. Large Cap Value Portfolio K
			*	U.S. 4-10 Value Portfolio K
			*	U.S. Large Company Portfolio K
			*	DFA International Value Portfolio K
			*	Emerging Markets Portfolio K
			*	DFA One-Year Fixed Income Portfolio K
			*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A.

8

	File Nos.:	33-33980 and 811-6067.
	Filing Date:	April 26, 2000.

(iv)	Addendum Number Four re: the addition of:
	*	Dividend-Managed U.S. Large Company Portfolio II
	*	Dividend-Managed U.S. Large Company Complement Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:
	*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
	*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
	*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re: the reflection of the following name changes:
	*	DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
	*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
	*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
	*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:

9

		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 23, 2001.

	(vii)	Addendum Number Seven re: the reflection of the following name change:
		*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	May 16, 2002.

	(viii)	Form of Addendum Number Eight re: the addition of:
		*	DFA International Small Company Portfolio V
		*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 14, 2003.

(2)

Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the “Administration and Accounting Services Agreement”) dated July 12, 1991.

Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

	(i)	Addendum Number One
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 22, 1999.

	(ii)	Addendum Number Two re: the addition of:

10

	*	Tax-Managed U.S. Marketwide Value Portfolio XI
	*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 28/29 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	September 13, 1999.

(iii)	Addendum Number Three re: the addition of:
	*	U.S. 6-10 Small Company Portfolio K
	*	U.S. Large Cap Value Portfolio K
	*	U.S. 4-10 Value Portfolio K
	*	U.S. Large Company Portfolio K
	*	DFA International Value Portfolio K
	*	Emerging Markets Portfolio K
	*	DFA One-Year Fixed Income Portfolio K
	*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	April 26, 2000.

(iv)	Addendum Number Four re: the addition of:
	*	Dividend-Managed U.S. Large Company Portfolio II
	*	Dividend-Managed U.S. Large Company Complement Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:

11

	*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
	*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
	*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(vi)	Form of Addendum Number Six re: the reflection of the following name changes:
	*	DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
	*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
	*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
	*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 23, 2001.

(vii)	Addendum Number Seven re: the reflection of the following name change:
	*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 16, 2002.

(viii)	Form of Addendum Number Eight re: the addition of:
	*	DFA International Small Company Portfolio V
	*	DFA Emerging Markets Portfolio V

12

Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 14, 2003.

(3)	Administration Agreements between the Registrant and DFA.
	(i)	Form of Dated May 3, 1993 re: the:
		*	DFA 6-10 Institutional Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

		(aa)	Form of Addendum Number One re: the reflection of the following name change:
		*	DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 23, 2001.

	(ii)	Form of Dated December 1, 1993 re: the:
		*	DFA International Value Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

	(iii)	Form of Dated July 1, 1994 re: the:
		*	DFA International Value Portfolio II
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

	(iv)	Form of Dated January 1, 1994 re: the:
		*	U.S. 6-10 Value Portfolio II

13

Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(v)	Form of Dated July 1, 1994 re: the:
	*	U.S. Large Cap Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(vi)	Form of Dated September 30, 1994 re: the:
	*	DFA One-Year Fixed Income Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(vii)	Form of Dated December 20, 1994 re: the:
	*	U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(viii)	Form of Dated December 20, 1994 re: the:
	*	DFA International Value Portfolio III
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(ix)	Form of Dated March 1, 1996 re: the:
	*	RWB/DFA U.S. High Book-to-Market Portfolio
Incorporated herein by reference to:

14

	Filing:	Post-Effective Amendment No. 12/13 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	December 15, 1995.

	(aa)	Addendum Number One re: the reflection of the following name change:
	*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(x)	Form of Dated July, 1997 re: the:
	*	DFA International Value Portfolio IV
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	June 20, 1997.

(xi)	Form of Dated July, 1997 re: the:
	*	Emerging Markets Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	June 20, 1997.

(xii)	Dated December 8, 1998 re: the:
	*	Tax-Managed U.S. Marketwide Value Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 22, 1999.

(xiii)	Dated September 13, 1999 re: the:
	*	U.S. Large Company Institutional Index Portfolio

15

	*	Tax-Managed U.S. Marketwide Value Portfolio XI
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 28/29 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	September 13, 1999.

(xiv)	Amended and Restated Administration Agreement re: the:
	*	U.S. 6-10 Small Company Portfolio K
	*	U.S. Large Cap Value Portfolio K
	*	U.S. 4-10 Value Portfolio K
	*	U.S. Large Company Portfolio K
	*	DFA International Value Portfolio K
	*	Emerging Markets Portfolio K
	*	DFA One-Year Fixed Income Portfolio K
	*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 23, 2001

	(aa)	Form of Addendum Number One re: the reflection of the following name changes:
	*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
	*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 23, 2001.

(xv)	Form of Administration Agreement re: the:
	*	DFA International Small Company Portfolio V
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 14, 2003.

16

	(xvi)	Form of Administration Agreement re: the:
		*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 14, 2003.

(4)	Form of Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.
	(i)	Form of re: the:
		*	RWB/DFA Two-Year Government Portfolio
Incorporated by reference to:
		Filing:	Post-Effective Amendment No. 12/13 Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	December 15, 1995.

		(aa)	Amended Agreement dated March 13, 1996 re: the:
		*	RWB/DFA Two-Year Government Portfolio.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

		(bb)	Amendment Number Two re: the reflection of the following name change:
		*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

17

(ii)	Form of re: the:
	*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated by reference to:
	Filing:		Post-Effective Amendment No. 12/13 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:		33-33980 and 811-6067.
	Filing Date:		December 15, 1995.

	(aa)	Amended Agreement dated March 13, 1996 re:
		*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

	(bb)	Amendment Number Two re: the reflection of the following name change:
		*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

	(cc)	Amendment Number Three re: the reflection of the following name change:
		*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	May 16, 2002.

(iii)	Form of re: the:
	*	RWB/DFA U.S. High Book-to-Market Portfolio
Incorporated by reference to:

18

	Filing:	Post-Effective Amendment No. 12/13 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	December 15, 1995.

	(aa)	Amended Agreement dated March 13, 1996 re:
		*	RWB/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

	(bb)	Addendum Number Two re: the reflection of the following name change:
		*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

(5)	Form of Facility Agreement with DFA. Previously filed with this registration statement and incorporated herein by reference.

(6)	Form of Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re: the:
	*	U.S. Small Cap Portfolio II;
	*	U.S. Large Cap Portfolio II; and
	*	DFA International Value Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(7)	Expense Waiver and Assumption Agreement between the Registrant and DFA and dated July 27, 2001.
Incorporated herein by reference to:

19

		Filing:	Post-Effective Amendment No. 34/35 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 27, 2002.

(i)	Legal Opinion.
	(1)	Opinion of Stradley, Ronon, Stevens & Young, LLP.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No.33/34 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 23, 2001.

(j)	Other Opinions.
	(1)	Consents of PricewaterhouseCoopers LLP re: all of the Portfolios of the Registrant except for DFA International Value Portfolio. ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.j.1.

	(2)	Consent of PricewaterhouseCoopers LLP re: DFA International Value Portfolio.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 67/68 to DFA Investment Dimensions Group Inc.’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 28, 2003.

(k)	Omitted Financial Statements. Not applicable.

(l)

Initial Capital Agreements.
Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plan. Not applicable.

(n)	Rule 18f-3 Plan. Not Applicable.

(o)	Powers-of-Attorney.
	(1)	On behalf of the Registrant, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R.

20

Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys-in-fact.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 29/30 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 22, 2000.

(2)

On behalf of The DFA Investment Trust Company, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys-in-fact.

Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 29/30 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 22, 2000.

	(3)	On behalf of the Registrant, dated January 24, 2001, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown, Esquire as attorneys-in-fact.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

(4)

On behalf of The DFA Investment Trust Company, dated January 24, 2001, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact.

Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

(p)	Codes of Ethics.
	(1)	Code of Ethics of Registrant and The DFA Investment Trust Company
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	April 26, 2000.

21

(2)	Code of Ethics of Advisor and Underwriter.
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	April 26, 2000.

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25.       INDEMNIFICATION.

 (a)      Reference is made to Section 1 of Article Ten of the Registrant’s By-Laws, approved through April 24, 2001, which are incorporated herein by reference to Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A as filed March 23, 2001, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(1)       The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

(i)        unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and

(ii)       provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(2)      The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(3)      The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

(b)       Registrant’s Articles of Incorporation, which are incorporated herein by reference, provide the following under Article Seventh:

22

(1)      To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(2)      Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

 (a)      Dimensional Fund Advisors Inc. (the “Advisor”), with a principal place of business located at 1299 Ocean Drive, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.       PRINCIPAL UNDERWRITERS.

(a)       Names of investment companies for which the Registrant’s principal underwriter also acts as principal underwriter. Not applicable.

(b)       Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated April 16, 1993, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA

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90401, will supervise the sale of Registrant’s shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.

(c)      Commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant. Not applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
Dimensional Investment Group Inc.	1299 Ocean Avenue 11th Floor Santa Monica, CA 90401

PFPC Inc.	400 Bellevue Parkway Wilmington, DE 19809

ITEM 29.       MANAGEMENT SERVICES.

None.

ITEM 30.       UNDERTAKINGS.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under rule 485(b) under the 1933 Act and has duly caused Post-Effective Amendment No. 38/39 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 25th day of March, 2003.

DIMENSIONAL INVESTMENT GROUP INC. (Registrant)
By:	/s/ DAVID G. BOOTH	*

David G. Booth, President (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 38/39 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ DAVID G. BOOTH *	President, Director, Chairman, Chief Executive Officer and Chief Investment Officer	March 25, 2003

David G. Booth

/s/ REX A. SINQUEFIELD *	Director and Chairman	March 25, 2003

Rex A. Sinquefield

/s/ MICHAEL T. SCARDINA *	Chief Financial Officer; Treasurer and Vice President	March 25, 2003

Michael T. Scardina

/s/ GEORGE M. CONSTANTINIDES *	Director	March 25, 2003

George M. Constantinides

/s/ JOHN P. GOULD *	Director	March 25, 2003

John P. Gould

/s/ ROGER G. IBBOTSON *	Director	March 25, 2003

Roger G. Ibbotson

/s/ MYRON S. SCHOLES *	Director	March 25, 2003

Myron S. Scholes

/s/ ABBIE J. SMITH *	Director	March 25, 2003

Abbie J. Smith

* By:	/s/ VALERIE A. BROWN

Valerie A. Brown Attorney-in-Fact (Pursuant to a Power of Attorney)

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THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc., which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 25th day of March, 2003.

THE DFA INVESTMENT TRUST COMPANY (Registrant)
By:	/s/ DAVID G. BOOTH

David G. Booth, President (Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 38/39 to the Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ DAVID G. BOOTH *	President, Trustee, Chief Executive Officer and Chief Investment Officer	March 25, 2003

David G. Booth

/s/ REX A. SINQUEFIELD *	Trustee and Chairman	March 25, 2003

Rex A. Sinquefield

/s/ MICHAEL T. SCARDINA *	Chief Financial Officer; Treasurer and Vice President	March 25, 2003

Michael T. Scardina

/s/ GEORGE M. CONSTANTINIDES *	Trustee	March 25, 2003

George M. Constantinides

/s/ JOHN P. GOULD *	Trustee	March 25, 2003

John P. Gould

/s/ ROGER G. IBBOTSON *	Trustee	March 25, 2003

Roger G. Ibbotson

/s/ MYRON S. SCHOLES *	Trustee	March 25, 2003

Myron S. Scholes

/s/ ABBIE J. SMITH *	Trustee	March 25, 2003

Abbie J. Smith

* By:	/s/ VALERIE A. BROWN

Valerie A. Brown Attorney-in-Fact (Pursuant to a Power of Attorney)

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EXHIBIT INDEX

N-1A Exhibit No.	EDGAR Exhibit No.	Description
23(j)(1)	EX – 99.j.1	Auditor’s Consent

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